Annual
Report

[GRAPHIC OMITTED]

                                                                  MARCH 31, 2003




FRANKLIN CALIFORNIA
TAX-FREE INCOME FUND

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FRANKLIN(R) TEMPLETON(R)
INVESTMENTS

                                                    THANK YOU FOR INVESTING WITH
                                                FRANKLIN TEMPLETON. WE ENCOURAGE
                                           OUR INVESTORS TO MAINTAIN A LONG-TERM
                                               PERSPECTIVE AND REMEMBER THAT ALL
                                             SECURITIES MARKETS MOVE BOTH UP AND
                                           DOWN, AS DO MUTUAL FUND SHARE PRICES.
                                                 WE APPRECIATE YOUR PAST SUPPORT
                                                AND LOOK FORWARD TO SERVING YOUR
                                            INVESTMENT NEEDS IN THE YEARS AHEAD.



[PHOTO OMITTED]
CHARLES B. JOHNSON, center
CHAIRMAN
FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
SHEILA AMOROSO & RAFAEL R. COSTAS JR.
SENIOR VICE PRESIDENTS/CO-DIRECTORS
FRANKLIN MUNICIPAL BOND DEPARTMENT

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

SHAREHOLDER LETTER


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YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: FRANKLIN CALIFORNIA TAX-FREE INCOME
FUND SEEKS TO PROVIDE HIGH, CURRENT INCOME EXEMPT FROM REGULAR FEDERAL AND CALIFORNIA STATE PERSONAL INCOME TAXES THROUGH A PORTFOLIO CONSISTING MAINLY OF CALIFORNIA MUNICIPAL BONDS. 1
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to bring you Franklin California Tax-Free Income Fund's annual report for the fiscal year ended March 31, 2003. During the 12 months under review, we saw considerable nervousness in both the U.S. equity and bond markets as a result of rising tensions with North Korea and the onset of war in Iraq. More questions remain about the war's duration and severity, and all the possible scenarios have different implications for the financial markets.

The year under review was a period of significant equity market volatility. Gross domestic product grew at an estimated 2.4% rate in 2002. Economic activity in the first half of 2002 led to expectations by many that the stock market was poised to turn around. However, a spate of corporate bankruptcies and accounting scandals, as well as increasing geopolitical tension, led to significant stock market declines



CONTENTS

Shareholder Letter ................   1

Performance Summary ...............  10

Special Feature:
Understanding Your
Tax-Free Income Fund ..............  14

Municipal Bond Ratings ............  19

Financial Highlights &
Statement of Investments ..........  22

Financial Statements ..............  55

Notes to
Financial Statements ..............  59

Independent
Auditors' Report ..................  63

Tax Designation ...................  64

Board Members
and Officers ......................  65

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF PYRAMID GRAPHIC AS FOLLOWS:
Global
Growth
Growth & Income
Income
Tax-Free Income

1. For investors subject to the federal alternative minimum tax, a small portion of this income may be taxable. Distributions of capital gains are generally taxable. The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 26.

--------------------------------------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
--------------------------------------------------------------------------------
and investor uncertainty. Largely as a result, the bond market performed well as investors diversified into fixed income securities. At the beginning of the reporting period, the 10-year Treasury note yielded 5.42%, which dropped to 3.83% on March 31, 2003. Over the same period, the Dow Jones Industrial Average, Standard & Poor's 500 Composite Index (S&P 500) and Nasdaq Composite Index fell 21.42%, 24.76% and 26.87%, respectively, which tended to steer investors to allocating assets in more conservative investments such as municipal and government bonds. 2

With $357 billion in municipal bonds issued nationwide in 2002, the industry outpaced the $293 billion record set in 1993. 3 This high issuance level can be attributed largely to the low interest rate environment, which created attractive opportunities for municipalities to refinance higher interest rate debt and borrow inexpensively for current finance needs. At the same time, demand was very healthy, due in part to the "flight to quality" resulting from negative equity market performance and uncertainty. Although most investors sought the safety of Treasury obligations, municipal bonds benefited as well. Lower long-term interest rates resulting from increased demand translated into solid price performance for bonds because long-term interest rates and bond prices move in opposite directions.



2. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price-weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. Total return, calculated by Wilshire Associates Inc., includes reinvested dividends. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Nasdaq Composite Index measures all domestic and international common stocks listed on the Nasdaq Stock Market. The index is market value-weighted and includes over 4,000 companies.
3. Source: THE BOND BUYER. The Bond Buyer 40 comprises the yield to maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date and average coupon rate change over time. The average maturity has generally been 29-30 years.

During the year under review, the yield for the Bond Buyer Municipal Bond Index (Bond Buyer 40), an indicator of municipal bond market performance, fell from 5.44% at the beginning of the reporting period to 4.99% on March 31, 2003. 3 In our opinion, the government bond market outperformed the municipal bond market primarily for two reasons. First, the government bond market is broader and deeper than the municipal bond market; therefore, more investors turned to U.S. government bonds for safety when financial markets experienced increased volatility. Second, given the low interest rate environment during the period, many municipalities issued debt, substantially increasing supply. Still, relative to Treasuries, municipal bonds continued to offer significant value. For example, during the 12-month period, the Bond Buyer 40 yielded as much as 108% of the 30-year Treasury bond's yield. 3 At that level, investors were essentially getting the tax exemption municipal bonds offer for free. In addition, investors incurred a minimal amount of extra risk because, on a credit quality basis, municipal bonds are considered to be the safest investment after Treasuries.

Most importantly, municipal bond funds continue to be attractive for those investors seeking tax-free income. Depending on your federal and state tax rates, a taxable investment of comparable credit quality would need to offer a higher yield, called the taxable equivalent yield, to match the yield on a tax-free investment.


CALIFORNIA ECONOMIC UPDATE
During the year under review, California's economy continued to experience a significant slowdown resulting from weaker




--------------------------------------------------------------------------------
WHAT DOES
"TAXABLE EQUIVALENT" MEAN FOR YOU?
FOR YIELD AND DISTRIBUTION RATE, THE TAXABLE EQUIVALENT IS THE AMOUNT A TAXABLE INVESTMENT WOULD HAVE TO EARN TO MATCH A TAX-FREE INVESTMENT SUCH AS MUNICIPAL BONDS.* YOU CAN FIND YOUR FUND'S TAXABLE EQUIVALENT DISTRIBUTION RATE AND YIELD IN THE PERFORMANCE SUMMARY.
--------------------------------------------------------------------------------



*For investors subject to the federal or state alternative minimum tax, a small portion of this income may taxable. Distributions of capital gains are generally taxable.

exports, the sluggish national economy and a poor-performing information technology sector. The state's personal income growth lagged the nation's, partly due to capital gains reductions for the state's many high-technology entrepreneurs. California's exposure to the high-technology sector may continue to temper near-term employment growth as the semiconductor and personal computer manufacturing industries are not expected to rebound as quickly as other economic sectors.

Not surprisingly, California's reliance on taxes, particularly capital gains taxes, from a small percentage of wealthy taxpayers exacerbated its revenue problem. In fiscal year 2002, the state experienced a dramatic 16.1% revenue collection decline, largely due to reduced stock market-related tax collections. 4 The governor balanced California's fiscal year 2002 budget through a variety of methods, including expenditure reductions, increased federal funding, loans from other special funds, a power revenue bond, tobacco settlement-backed bonds and a restructuring of outstanding GO debt. Fiscal year 2002 closed with a positive budgetary balance of $72.2 million but with a negative budgetary reserve of $1.4 billion. 5

State tax-supported debt levels are expected to remain moderate, despite increasing issuance of GO bonds for local schools, higher education and other purposes, as well as debt restructuring to partially defer debt payments in fiscal year 2003. The state's GO and lease debt load was $865 per capita as of October 2002, and even as new bond authorizations materialize, California's debt levels should still be at moderate levels. 5



4. Source: Moody's Investors Service, NEW ISSUE: CALIFORNIA (STATE OF), 10/8/02.
5. Source: Standard & Poor's, RATINGSDIRECT, 10/9/02.

In November 2002, voters approved over $18 billion worth of California GO bonds. Fears of increased issuance by the state and its municipalities caused California bond prices to drop relative to out-of-state issues. On December 19, 2002, independent credit rating agency Standard & Poor's downgraded California's GO debt to A from A+ with a stable outlook. Moody's Investors Service followed with a similar downgrade to A2 from A1 with a stable outlook on February 14, 2003. 6 In our opinion, it is highly unlikely for California to default on its obligations. In California's favor are its moderate debt burden and broadly based, dynamic economy, which appears well positioned for long-term growth after the current period of weakness has run its course. We anticipate continued demand strength by retail and institutional investors, who in 2002 purchased a record $49 billion in California bonds. 3 Thus, despite near-term challenges, we expect the state to be able to meet its short-term and long-term debt obligations.


PORTFOLIO NOTES
For the year ended March 31, 2003, municipal bonds performed well despite very strong municipal bond issuance. Many investors were concerned about the bond market's historically low yields as well as the sustainability of recent performance. Although short-term volatility can be expected, low inflation levels and the economic recovery's sluggish pace should bode well for municipal bonds. Significant economic growth will require increased capital expenditures by business and a reversal in the growing unemployment trend.

Because municipal bond yields generally declined during the reporting period, and bond prices rise when yields fall, Franklin



QUALITY BREAKDOWN*
Based on Total long-Term Investments
3/31/03
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
AAA - 54.0%
AA - 6.7%
A - 19.7%
BBB - 18.6%
Below Investment Grade - 1.0%

*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.




6. These do not indicate ratings of the Fund.

California Tax-Free Income Fund's Class A share price, as measured by net asset value, rose from $7.07 on March 31, 2002, to $7.24 on March 31, 2003. During the period under review, we maintained the Fund's high credit quality, and at period-end 60.7% of the Fund's total long-term investments were rated AA or better.

Interest rates fluctuated during the period, reaching low points in October and March, as economic expectations rose and fell. California continued battling its budget deficit, and the long-awaited $11 billion California energy bond issuance finally came to market in early November. The Fund partook in this California Department of Water Resources' Power Supply issue, which Moody's and Standard & Poor's rated A3 and BBB+.

The state and its municipalities took advantage of intervals of low interest rates by coming to market with large volume. California issued $900 million in GO bonds in early 2003 while the Los Angeles Unified School District (USD) issued $2 billion in February and $500 million in March. These bonds were well received, since the yields were over 100% of Treasury yields and cheaper than similar bonds outside California. Entering the market were many buyers who do not usually buy California bonds because they were too expensive, and they provided liquidity. The Fund purchased bonds from the first Los Angeles USD issue, which Moody's rated Aa3.

The Fund was subject to bond calls during the 12-month reporting period as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher-coupon bonds. In general, we were limited to reinvesting the proceeds at current, lower interest rates. For example, Los Angeles Wastewater System Revenue came to market with refunding bonds, which caused bonds with 5.70% and 5.80% rates to have a June 2003 call date. The Fund owned a substantial amount of these bonds, so we sold some of them at a premium to pay for new bonds, which were issued at 5.00% due in 2025, 2026 and 2027 with yields less than 4.90%, and at 4.875% due in 2029 priced at par. These types of transactions tended to reduce the Fund's income and cause dividend distributions to decline slightly. We invite you to read the special feature, "Understanding Your Tax-Free Income Fund," which explains why dividends and bond fund prices fluctuate.

Keep in mind that your Fund combines the advantage of high credit quality with tax-free yields. 1 The Performance Summary beginning on page 10 shows that the Fund's Class A shares' distribution rate was 4.60%, based on an annualization of March's 2.90 cent ($0.029) per share dividend and the maximum offering price of $7.56 per share on March 31, 2003. This tax-free rate is generally higher than the after-tax return on a comparable quality taxable investment. An investor in the maximum combined federal and California state personal income tax bracket of 44.31% would need to earn 8.27% from a taxable investment to match the Fund's tax-free distribution rate. The Performance Summary also shows the distribution rates and their taxable equivalents for Class B, C and Advisor shares.

With the uncertainty brought on by the war, large state and municipal budget deficits, and the slow pace of economic



PORTFOLIO BREAKDOWN
3/31/03

                               % OF TOTAL
                                LONG-TERM
                              INVESTMENTS
----------------------------------------------

Transportation                   17.5%

Hospital & Health Care           14.5%

Utilities                        13.9%

General Obligation               13.3%

Tax-Supported                    11.0%

Subject to Government
Appropriations                   10.6%

Prerefunded                      10.4%

Housing                           3.5%

Other Revenue                     3.4%

Higher Education                  1.9%

DIVIDEND DISTRIBUTIONS
4/1/02-3/31/03

                                                              DIVIDEND PER SHARE
                  ------------------------------------------------------------------------------
MONTH               CLASS A                 CLASS B                CLASS C        ADVISOR CLASS
------------------------------------------------------------------------------------------------
April              3.05 cents             2.72 cents             2.71 cents        3.10 cents
May                3.05 cents             2.72 cents             2.71 cents        3.10 cents
June               3.00 cents             2.68 cents             2.68 cents        3.06 cents
July               3.00 cents             2.68 cents             2.68 cents        3.04 cents
August             3.00 cents             2.68 cents             2.68 cents        3.05 cents
September          3.00 cents             2.66 cents             2.66 cents        3.05 cents
October            3.00 cents             2.66 cents             2.66 cents        3.05 cents
November           3.00 cents             2.66 cents             2.66 cents        3.05 cents
December           2.90 cents             2.56 cents             2.56 cents        2.95 cents
January            2.90 cents             2.56 cents             2.56 cents        2.95 cents
February           2.90 cents             2.56 cents             2.56 cents        2.95 cents
March              2.90 cents             2.55 cents             2.56 cents        2.95 cents
------------------------------------------------------------------------------------------------
TOTAL             35.70 CENTS            31.69 CENTS           31.68 CENTS        36.30 CENTS
------------------------------------------------------------------------------------------------

recovery, interest rates will probably continue to fluctuate, in our view. We think the Fund is well positioned to take advantage of opportunities that may arise. We will continue to follow our philosophy of searching for the best investments and trying not to predict interest rate movements. We also intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

As always, we appreciate your support, welcome your questions and comments and look forward to serving your investment needs in the years ahead.

Sincerely,

/S/SIGNATURE
Charles B. Johnson
Chairman
Franklin California Tax-Free Income Fund

/S/SIGNATURE
Sheila Amoroso

/S/SIGNATURE
Rafael R. Costas Jr.

Senior Vice Presidents/Co-Directors
Franklin Municipal Bond Department



--------------------------------------------------------------------------------
A NOTE ABOUT
DUPLICATE MAILINGS
YOU WILL RECEIVE YOUR FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This discussion reflects our analysis, opinions and portfolio holdings as of March 31, 2003, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 3/31/03
DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. THE PERFORMANCE TABLE AND GRAPHS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.




PRICE AND DISTRIBUTION INFORMATION



CLASS A                        CHANGE         3/31/03   3/31/02
--------------------------------------------------------------------------------
Net Asset Value (NAV)          +$0.17          $7.24     $7.07
DISTRIBUTIONS (4/1/02-3/31/03)
Dividend Income                $0.3570
Long-Term Capital Gain         $0.0295
                               -------
      Total                    $0.3865

CLASS B                        CHANGE         3/31/03   3/31/02
--------------------------------------------------------------------------------
Net Asset Value (NAV)          +$0.17          $7.23     $7.06
DISTRIBUTIONS (4/1/02-3/31/03)
Dividend Income                $0.3169
Long-Term Capital Gain         $0.0295
                               -------
      Total                    $0.3464

CLASS C                        CHANGE         3/31/03   3/31/02
--------------------------------------------------------------------------------
Net Asset Value (NAV)          +$0.17          $7.23     $7.06
DISTRIBUTIONS (4/1/02-3/31/03)
Dividend Income                $0.3168
Long-Term Capital Gain         $0.0295
                               -------
      Total                    $0.3463

ADVISOR CLASS                  CHANGE         3/31/03   3/31/02
--------------------------------------------------------------------------------
Net Asset Value (NAV)          +$0.16          $7.23     $7.07
DISTRIBUTIONS (4/1/02-3/31/03)
Dividend Income                $0.3630
Long-Term Capital Gain         $0.0295
                               -------
      Total                    $0.3925


--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------


Franklin California Tax-Free Income Fund paid distributions derived from long-term capital gains totaling 2.95 cents ($0.0295) per share in July and December 2002. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).


Past performance does not guarantee future results.

PERFORMANCE


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).
3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B and Advisor) per share on 3/31/03.
4. Taxable equivalent distribution rate and yield assume the published rates as of 12/26/02 for the maximum combined federal and California state personal income tax bracket of 44.31%, based on the federal income tax rate of 38.6%.
5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 3/31/03.
6. Effective 10/1/01, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/1/01, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/30/01, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/1/01 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +7.14% and +4.72%.




CLASS A                                      1-YEAR      5-YEAR       10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return 1                    +8.05%      +28.71%      +76.47%
Average Annual Total Return 2                +3.52%       +4.26%       +5.38%
Distribution Rate 3                     4.60%
Taxable Equivalent Distribution Rate 4  8.27%
30-Day Standardized Yield 5             3.77%
Taxable Equivalent Yield 4              6.77%

                                                                     INCEPTION
CLASS B                                      1-YEAR      3-YEAR      (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return 1                    +7.46%      +21.32%      +19.31%
Average Annual Total Return 2                +3.46%       +5.77%       +3.84%
Distribution Rate 3                     4.23%
Taxable Equivalent Distribution Rate 4  7.60%
30-Day Standardized Yield 5             3.38%
Taxable Equivalent Yield 4              6.07%

                                                                     INCEPTION
CLASS C                                      1-YEAR      5-YEAR      (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return 1                    +7.46%      +24.99%      +53.29%
Average Annual Total Return 2                +5.42%       +4.36%       +5.41%
Distribution Rate 3                     4.21%
Taxable Equivalent Distribution Rate 4  7.56%
30-Day Standardized Yield 5             3.34%
Taxable Equivalent Yield 4              6.00%

ADVISOR CLASS 6                              1-YEAR      5-YEAR       10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return 1                    +8.00%      +28.69%      +76.44%
Average Annual Total Return 2                +8.00%       +5.17%       +5.84%
Distribution Rate 3                     4.90%
Taxable Equivalent Distribution Rate 4  8.79%
30-Day Standardized Yield 5             4.01%
Taxable Equivalent Yield 4              7.20%


--------------------------------------------------------------------------------
Ongoing market volatility can significantly affect short-term performance; more recent returns may differ from those shown. Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


For more current performance, see "Funds and Performance" at franklintempleton.com or call 1-800/342-5236.


Past performance does not guarantee future results.

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS SHOWN. IT INCLUDES THE CURRENT, APPLICABLE, MAXIMUM SALES CHARGE(S), FUND EXPENSES, ACCOUNT FEES AND REINVESTED DISTRIBUTIONS. THE UNMANAGED INDEX INCLUDES REINVESTED INTEREST. IT DIFFERS FROM THE FUND IN COMPOSITION AND DOES NOT PAY MANAGEMENT FEES OR EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX. THE CONSUMER PRICE INDEX (CPI), CALCULATED BY THE U.S. BUREAU OF LABOR STATISTICS, IS A COMMONLY USED MEASURE OF THE INFLATION RATE.



[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
The following line graph compares the performance of Franklin California Tax-Free Income Fund - Class A with that of the Lehman Brothers Municipal Bond Index 7 and CPI 7, based on a $10,000 investment from 4/1/93 to 3/31/03.

              Franklin California  Lehman Brothers
                Tax-Free Income      Municipal
Date             Fund-Class A       Bond Index 7            CPI 7
4/1/93              9,571              10,000              10,000
4/30/93             9,635              10,101              10,028
5/31/93             9,673              10,158              10,042
6/30/93             9,833              10,327              10,056
7/31/93             9,819              10,341              10,056
8/31/93            10,044              10,556              10,084
9/30/93            10,137              10,676              10,105
10/31/93           10,160              10,696              10,147
11/30/93           10,088              10,602              10,154
12/31/93           10,188              10,826              10,154
1/31/94            10,293              10,949              10,181
2/28/94            10,138              10,666              10,216
3/31/94             9,871              10,232              10,251
4/30/94             9,909              10,319              10,265
5/31/94             9,988              10,408              10,272
6/30/94             9,956              10,345              10,307
7/31/94            10,093              10,534              10,335
8/31/94            10,145              10,571              10,376
9/30/94            10,070              10,416              10,404
10/31/94            9,950              10,230              10,412
11/30/94            9,817              10,045              10,425
12/31/94            9,899              10,266              10,425
1/31/95            10,143              10,560              10,467
2/28/95            10,403              10,867              10,509
3/31/95            10,502              10,992              10,543
4/30/95            10,527              11,005              10,578
5/31/95            10,776              11,356              10,599
6/30/95            10,712              11,257              10,621
7/31/95            10,783              11,364              10,621
8/31/95            10,884              11,509              10,648
9/30/95            10,956              11,581              10,670
10/31/95           11,104              11,749              10,705
11/30/95           11,269              11,944              10,697
12/31/95           11,388              12,059              10,690
1/31/96            11,446              12,150              10,753
2/29/96            11,394              12,068              10,787
3/31/96            11,279              11,913              10,843
4/30/96            11,259              11,880              10,886
5/31/96            11,286              11,875              10,906
6/30/96            11,406              12,005              10,913
7/31/96            11,480              12,113              10,934
8/31/96            11,506              12,110              10,954
9/30/96            11,663              12,280              10,989
10/31/96           11,771              12,419              11,025
11/30/96           11,945              12,646              11,045
12/31/96           11,922              12,593              11,045
1/31/97            11,932              12,617              11,081
2/28/97            12,043              12,733              11,115
3/31/97            11,918              12,563              11,143
4/30/97            12,013              12,669              11,156
5/31/97            12,176              12,860              11,150
6/30/97            12,271              12,998              11,163
7/31/97            12,554              13,358              11,176
8/31/97            12,494              13,232              11,198
9/30/97            12,641              13,390              11,226
10/31/97           12,720              13,476              11,254
11/30/97           12,816              13,555              11,247
12/31/97           12,972              13,753              11,233
1/31/98            13,087              13,895              11,255
2/28/98            13,113              13,899              11,276
3/31/98            13,122              13,911              11,298
4/30/98            13,092              13,849              11,318
5/31/98            13,277              14,067              11,338
6/30/98            13,333              14,122              11,352
7/31/98            13,356              14,158              11,366
8/31/98            13,545              14,377              11,379
9/30/98            13,734              14,557              11,393
10/31/98           13,739              14,557              11,420
11/30/98           13,819              14,608              11,420
12/31/98           13,814              14,644              11,413
1/31/99            13,946              14,819              11,441
2/28/99            13,930              14,753              11,454
3/31/99            13,966              14,774              11,489
4/30/99            13,985              14,811              11,573
5/31/99            13,888              14,725              11,573
6/30/99            13,688              14,513              11,573
7/31/99            13,707              14,565              11,607
8/31/99            13,515              14,449              11,635
9/30/99            13,496              14,454              11,691
10/31/99           13,264              14,298              11,712
11/30/99           13,382              14,450              11,719
12/31/99           13,208              14,342              11,719
1/31/00            13,072              14,278              11,754
2/29/00            13,312              14,444              11,824
3/31/00            13,692              14,759              11,921
4/30/00            13,554              14,672              11,928
5/31/00            13,495              14,596              11,942
6/30/00            13,881              14,982              12,004
7/31/00            14,105              15,191              12,032
8/31/00            14,392              15,425              12,032
9/30/00            14,333              15,344              12,094
10/31/00           14,479              15,512              12,115
11/30/00           14,563              15,630              12,122
12/31/00           14,876              16,016              12,115
1/31/01            15,024              16,174              12,191
2/28/01            15,067              16,226              12,240
3/31/01            15,195              16,372              12,268
4/30/01            14,944              16,195              12,317
5/31/01            15,116              16,370              12,373
6/30/01            15,202              16,480              12,394
7/31/01            15,459              16,724              12,359
8/31/01            15,825              17,000              12,359
9/30/01            15,761              16,942              12,415
10/31/01           15,892              17,143              12,372
11/30/01           15,850              16,999              12,351
12/31/01           15,674              16,838              12,303
1/31/02            15,872              17,129              12,332
2/28/02            15,961              17,335              12,381
3/31/02            15,631              16,995              12,450
4/30/02            15,854              17,326              12,520
5/31/02            15,966              17,432              12,520
6/30/02            16,123              17,617              12,527
7/31/02            16,280              17,844              12,541
8/31/02            16,461              18,058              12,583
9/30/02            16,847              18,454              12,604
10/31/02           16,482              18,147              12,625
11/30/02           16,459              18,071              12,625
12/31/02           16,733              18,452              12,598
1/31/03            16,662              18,406              12,653
2/28/03            16,869              18,664              12,750
3/31/03            16,890              18,675              12,827

AVERAGE ANNUAL TOTAL RETURN

CLASS A              3/31/03
--------------------------------------------------------------------------------
1-Year                +3.52%

5-Year                +4.26%

10-Year               +5.38%



[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
The following line graph compares the performance of Franklin California Tax-Free Income Fund - Class B with that of the Lehman Brothers Municipal Bond Index 7 and CPI 7, based on a $10,000 investment from 1/1/99 to 3/31/03.

          Franklin California  Lehman Brothers
            Tax-Free Income      Municipal
Date         Fund-Class B       Bond Index 7              CPI 7
1/1/99           10,000           10,000                 10,000
1/31/99          10,083           10,119                 10,024
2/28/99          10,079           10,074                 10,036
3/31/99          10,088           10,089                 10,066
4/30/99          10,098           10,114                 10,140
5/31/99          10,038           10,055                 10,140
6/30/99           9,875            9,910                 10,140
7/31/99           9,884            9,946                 10,170
8/31/99           9,739            9,866                 10,194
9/30/99           9,736            9,870                 10,243
10/31/99          9,550            9,764                 10,262
11/30/99          9,644            9,867                 10,268
12/31/99          9,514            9,793                 10,268
1/31/00           9,412            9,750                 10,299
2/29/00           9,566            9,863                 10,360
3/31/00           9,835           10,078                 10,444
4/30/00           9,745           10,019                 10,451
5/31/00           9,699            9,967                 10,463
6/30/00           9,956           10,231                 10,518
7/31/00          10,113           10,373                 10,542
8/31/00          10,329           10,533                 10,542
9/30/00          10,281           10,478                 10,597
10/31/00         10,366           10,592                 10,615
11/30/00         10,422           10,673                 10,621
12/31/00         10,655           10,936                 10,615
1/31/01          10,741           11,045                 10,682
2/28/01          10,767           11,080                 10,724
3/31/01          10,869           11,180                 10,749
4/30/01          10,684           11,059                 10,792
5/31/01          10,787           11,178                 10,841
6/30/01          10,843           11,253                 10,859
7/31/01          11,022           11,420                 10,829
8/31/01          11,293           11,608                 10,829
9/30/01          11,227           11,569                 10,877
10/31/01         11,330           11,707                 10,840
11/30/01         11,279           11,608                 10,822
12/31/01         11,148           11,498                 10,780
1/31/02          11,285           11,697                 10,804
2/28/02          11,343           11,837                 10,848
3/31/02          11,103           11,605                 10,908
4/30/02          11,256           11,831                 10,970
5/31/02          11,331           11,904                 10,970
6/30/02          11,437           12,030                 10,976
7/31/02          11,543           12,185                 10,988
8/31/02          11,667           12,331                 11,024
9/30/02          11,935           12,601                 11,043
10/31/02         11,687           12,392                 11,062
11/30/02         11,665           12,340                 11,062
12/31/02         11,838           12,600                 11,038
1/31/03          11,782           12,569                 11,086
2/28/03          11,939           12,745                 11,172
3/31/03          11,736           12,753                 11,239

AVERAGE ANNUAL TOTAL RETURN

CLASS B                   3/31/03
--------------------------------------------------------------------------------
1-Year                    +3.46%

3-Year                    +5.77%

Since Inception (1/1/99)  +3.84%



Past performance does not guarantee future results.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
The following line graph compares the performance of Franklin California Tax-Free Income Fund - Class C with that of the Lehman Brothers Municipal Bond Index 7 and CPI 7, based on a $10,000 investment from 5/1/95 to 3/31/03.

             Franklin California   Lehman Brothers
               Tax-Free Income       Municipal
Date            Fund-Class C        Bond Index 7            CPI 7
5/1/95             9,902              10,000               10,000
5/31/95           10,140              10,319               10,020
6/30/95           10,060              10,229               10,040
7/31/95           10,121              10,326               10,040
8/31/95           10,211              10,458               10,066
9/30/95           10,286              10,523               10,086
10/31/95          10,406              10,676               10,120
11/30/95          10,569              10,853               10,112
12/31/95          10,675              10,957               10,105
1/31/96           10,723              11,041               10,165
2/29/96           10,668              10,966               10,198
3/31/96           10,562              10,825               10,251
4/30/96           10,537              10,795               10,291
5/31/96           10,542              10,791               10,310
6/30/96           10,649              10,908               10,316
7/31/96           10,728              11,006               10,336
8/31/96           10,747              11,004               10,356
9/30/96           10,873              11,158               10,389
10/31/96          10,984              11,284               10,422
11/30/96          11,127              11,491               10,442
12/31/96          11,100              11,443               10,442
1/31/97           11,104              11,464               10,475
2/28/97           11,202              11,570               10,508
3/31/97           11,096              11,416               10,534
4/30/97           11,179              11,512               10,547
5/31/97           11,309              11,686               10,540
6/30/97           11,393              11,811               10,553
7/31/97           11,667              12,138               10,565
8/31/97           11,590              12,024               10,586
9/30/97           11,722              12,167               10,612
10/31/97          11,788              12,245               10,639
11/30/97          11,872              12,317               10,632
12/31/97          12,027              12,497               10,619
1/31/98           12,128              12,626               10,640
2/28/98           12,130              12,629               10,660
3/31/98           12,149              12,641               10,680
4/30/98           12,098              12,584               10,699
5/31/98           12,264              12,783               10,719
6/30/98           12,309              12,832               10,731
7/31/98           12,342              12,865               10,744
8/31/98           12,510              13,064               10,757
9/30/98           12,679              13,227               10,770
10/31/98          12,679              13,227               10,796
11/30/98          12,729              13,274               10,796
12/31/98          12,719              13,307               10,789
1/31/99           12,835              13,465               10,815
2/28/99           12,831              13,406               10,828
3/31/99           12,841              13,425               10,861
4/30/99           12,852              13,458               10,940
5/31/99           12,774              13,380               10,940
6/30/99           12,566              13,187               10,940
7/31/99           12,577              13,235               10,973
8/31/99           12,394              13,129               10,999
9/30/99           12,389              13,134               11,052
10/31/99          12,152              12,992               11,072
11/30/99          12,273              13,130               11,079
12/31/99          12,107              13,032               11,079
1/31/00           11,977              12,974               11,112
2/29/00           12,173              13,125               11,177
3/31/00           12,516              13,411               11,269
4/30/00           12,402              13,332               11,276
5/31/00           12,325              13,263               11,289
6/30/00           12,672              13,614               11,348
7/31/00           12,871              13,803               11,374
8/31/00           13,146              14,016               11,374
9/30/00           13,067              13,943               11,433
10/31/00          13,194              14,095               11,453
11/30/00          13,265              14,202               11,460
12/31/00          13,562              14,553               11,453
1/31/01           13,671              14,697               11,525
2/28/01           13,705              14,744               11,571
3/31/01           13,814              14,877               11,598
4/30/01           13,579              14,716               11,644
5/31/01           13,728              14,875               11,696
6/30/01           13,800              14,974               11,716
7/31/01           14,028              15,196               11,683
8/31/01           14,373              15,447               11,683
9/30/01           14,289              15,394               11,736
10/31/01          14,420              15,578               11,696
11/30/01          14,355              15,447               11,676
12/31/01          14,189              15,300               11,631
1/31/02           14,362              15,565               11,657
2/28/02           14,436              15,751               11,704
3/31/02           14,130              15,443               11,770
4/30/02           14,325              15,744               11,836
5/31/02           14,420              15,840               11,836
6/30/02           14,556              16,008               11,843
7/31/02           14,690              16,214               11,856
8/31/02           14,848              16,409               11,895
9/30/02           15,189              16,768               11,915
10/31/02          14,853              16,490               11,935
11/30/02          14,825              16,421               11,935
12/31/02          15,065              16,767               11,909
1/31/03           14,994              16,725               11,961
2/28/03           15,194              16,959               12,054
3/31/03           15,179              16,969               12,126

AVERAGE ANNUAL TOTAL RETURN

CLASS C              3/31/03
--------------------------------------------------------------------------------
1-Year                +5.42%

5-Year                +4.36%

Since Inception (5/1/95)  +5.41%



[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
The following line graph compares the performance of Franklin California Tax-Free Income Fund - Advisor Class with that of the Lehman Brothers Municipal Bond Index 7 and CPI 7, based on a $10,000 investment from 4/1/93 to 3/31/03.

             Franklin California    Lehman Brothers
            Tax-Free Income Fund-      Municipal
Date           Advisor Class         Bond Index 7           CPI 7
4/1/93           $10,000               10,000              10,000
4/30/93          $10,067               10,101              10,028
5/31/93          $10,106               10,158              10,042
6/30/93          $10,274               10,327              10,056
7/31/93          $10,259               10,341              10,056
8/31/93          $10,495               10,556              10,084
9/30/93          $10,591               10,676              10,105
10/31/93         $10,615               10,696              10,147
11/30/93         $10,541               10,602              10,154
12/31/93         $10,644               10,826              10,154
1/31/94          $10,755               10,949              10,181
2/28/94          $10,593               10,666              10,216
3/31/94          $10,314               10,232              10,251
4/30/94          $10,353               10,319              10,265
5/31/94          $10,437               10,408              10,272
6/30/94          $10,403               10,345              10,307
7/31/94          $10,546               10,534              10,335
8/31/94          $10,601               10,571              10,376
9/30/94          $10,522               10,416              10,404
10/31/94         $10,398               10,230              10,412
11/30/94         $10,258               10,045              10,425
12/31/94         $10,344               10,266              10,425
1/31/95          $10,600               10,560              10,467
2/28/95          $10,871               10,867              10,509
3/31/95          $10,975               10,992              10,543
4/30/95          $11,001               11,005              10,578
5/31/95          $11,262               11,356              10,599
6/30/95          $11,194               11,257              10,621
7/31/95          $11,268               11,364              10,621
8/31/95          $11,374               11,509              10,648
9/30/95          $11,449               11,581              10,670
10/31/95         $11,605               11,749              10,705
11/30/95         $11,776               11,944              10,697
12/31/95         $11,901               12,059              10,690
1/31/96          $11,961               12,150              10,753
2/29/96          $11,907               12,068              10,787
3/31/96          $11,787               11,913              10,843
4/30/96          $11,765               11,880              10,886
5/31/96          $11,794               11,875              10,906
6/30/96          $11,920               12,005              10,913
7/31/96          $11,997               12,113              10,934
8/31/96          $12,024               12,110              10,954
9/30/96          $12,187               12,280              10,989
10/31/96         $12,301               12,419              11,025
11/30/96         $12,483               12,646              11,045
12/31/96         $12,459               12,593              11,045
1/31/97          $12,469               12,617              11,081
2/28/97          $12,584               12,733              11,115
3/31/97          $12,454               12,563              11,143
4/30/97          $12,552               12,669              11,156
5/31/97          $12,723               12,860              11,150
6/30/97          $12,824               12,998              11,163
7/31/97          $13,120               13,358              11,176
8/31/97          $13,057               13,232              11,198
9/30/97          $13,211               13,390              11,226
10/31/97         $13,293               13,476              11,254
11/30/97         $13,394               13,555              11,247
12/31/97         $13,557               13,753              11,233
1/31/98          $13,676               13,895              11,255
2/28/98          $13,704               13,899              11,276
3/31/98          $13,713               13,911              11,298
4/30/98          $13,682               13,849              11,318
5/31/98          $13,876               14,067              11,338
6/30/98          $13,934               14,122              11,352
7/31/98          $13,960               14,158              11,366
8/31/98          $14,156               14,377              11,379
9/30/98          $14,355               14,557              11,393
10/31/98         $14,360               14,557              11,420
11/30/98         $14,444               14,608              11,420
12/31/98         $14,438               14,644              11,413
1/31/99          $14,576               14,819              11,441
2/28/99          $14,559               14,753              11,454
3/31/99          $14,597               14,774              11,489
4/30/99          $14,616               14,811              11,573
5/31/99          $14,515               14,725              11,573
6/30/99          $14,306               14,513              11,573
7/31/99          $14,326               14,565              11,607
8/31/99          $14,124               14,449              11,635
9/30/99          $14,104               14,454              11,691
10/31/99         $13,862               14,298              11,712
11/30/99         $13,985               14,450              11,719
12/31/99         $13,802               14,342              11,719
1/31/00          $13,660               14,278              11,754
2/29/00          $13,910               14,444              11,824
3/31/00          $14,307               14,759              11,921
4/30/00          $14,163               14,672              11,928
5/31/00          $14,102               14,596              11,942
6/30/00          $14,504               14,982              12,004
7/31/00          $14,739               15,191              12,032
8/31/00          $15,038               15,425              12,032
9/30/00          $14,976               15,344              12,094
10/31/00         $15,129               15,512              12,115
11/30/00         $15,217               15,630              12,122
12/31/00         $15,544               16,016              12,115
1/31/01          $15,698               16,174              12,191
2/28/01          $15,743               16,226              12,240
3/31/01          $15,877               16,372              12,268
4/30/01          $15,615               16,195              12,317
5/31/01          $15,795               16,370              12,373
6/30/01          $15,885               16,480              12,394
7/31/01          $16,153               16,724              12,359
8/31/01          $16,535               17,000              12,359
9/30/01          $16,468               16,942              12,415
10/31/01         $16,605               17,143              12,372
11/30/01         $16,539               16,999              12,351
12/31/01         $16,357               16,838              12,303
1/31/02          $16,564               17,129              12,332
2/28/02          $16,659               17,335              12,381
3/31/02          $16,337               16,995              12,450
4/30/02          $16,571               17,326              12,520
5/31/02          $16,667               17,432              12,520
6/30/02          $16,832               17,617              12,527
7/31/02          $16,997               17,844              12,541
8/31/02          $17,187               18,058              12,583
9/30/02          $17,593               18,454              12,604
10/31/02         $17,236               18,147              12,625
11/30/02         $17,189               18,071              12,625
12/31/02         $17,478               18,452              12,598
1/31/03          $17,405               18,406              12,653
2/28/03          $17,647               18,664              12,750
3/31/03          $17,644               18,675              12,827

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS 6      3/31/03
--------------------------------------------------------------------------------
1-Year                +8.00%

5-Year                +5.17%

10-Year               +5.84%



7. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index includes about 40,000 bonds from across the country. All bonds included have a minimum credit rating of at least Baa and a maturity of at least two years, and have been issued within the last five years as part of a deal of over $50 million. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded. Bonds will be added and the index will be updated monthly with a one-month lag.


Past performance does not guarantee future results.

SPECIAL FEATURE:
UNDERSTANDING YOUR TAX-FREE
INCOME FUND -- WHAT CAUSES DIVIDENDS
AND FUND PRICES TO FLUCTUATE


Q
&
A

DID YOU EVER WONDER WHY THE DIVIDENDS YOU RECEIVE FROM YOUR TAX-FREE INCOME FUND AREN'T ALWAYS THE SAME? OR HAVE YOU NOTICED HOW CHANGES IN INTEREST RATES CAN AFFECT YOUR FUND'S SHARE PRICE? AT FRANKLIN TEMPLETON INVESTMENTS, MAINTAINING A STABLE DIVIDEND AND A RELATIVELY STABLE SHARE PRICE FOR YOUR TAX-FREE FUND IS OUR TOP PRIORITY. UNFORTUNATELY THOUGH, WE CAN'T CONTROL THE ECONOMIC ENVIRONMENT, AND FACTORS SUCH AS CHANGING INTEREST RATES CAN CAUSE YOUR FUND'S SHARE PRICE AND DIVIDEND PAYMENTS TO FLUCTUATE.

BELOW YOU'LL FIND ANSWERS TO COMMONLY ASKED QUESTIONS ABOUT THE RELATIONSHIP BETWEEN MUNICIPAL BOND PRICES AND INTEREST RATES. UNDERSTANDING WHAT AFFECTS YOUR TAX-FREE INCOME FUND MAY HELP YOU BECOME A MORE EFFECTIVE INVESTOR.


Q.   WHAT CAUSES INTEREST RATES TO RISE AND FALL?

A. Interest rate trends are primarily determined by economic factors such as inflation, strength of the U.S. dollar and the pace of economic growth. For example, strong economic growth can lead to inflation. If the Federal Reserve Board (the Fed) becomes concerned about inflation, it may attempt to cool the economy by raising short-term interest rates, as it did in 2000. On the other hand, if the economy slows down, the Fed may lower short-term interest rates to stimulate economic growth, as we witnessed in 2001 and 2002.




--------------------------------------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
--------------------------------------------------------------------------------

                       NOT PART OF THE SHAREHOLDER REPORT

     It's important to note the Fed only has the power to change short-term interest rates such as the federal funds target rate and the discount rate, which represent the overnight rates charged among banks.

     Long-term interest rates, as represented by the 10-year or 30-year Treasury bond, are market-driven and tend to move in anticipation of changes in the economy and inflation. Most Franklin tax-free fund portfolios are composed of long-term municipal bonds, whose prices are affected primarily by changes in long-term interest rates.


Q.   HOW DO CHANGES IN INTEREST RATES AFFECT MY TAX-FREE INCOME FUND?

     INTEREST RATES AND BOND PRICES:
     AN INVERSE RELATIONSHIP
A. Interest rates and bond prices behave like two sides of a seesaw. When interest rates drop, bond prices usually rise. When rates climb, bond prices usually fall. This is because when rates go up, newly issued bonds, with their new, higher yields become more attractive than comparable existing bonds. So, investors who want to sell their existing bonds have to reduce their prices to make them equally attractive.

[GRAPHIC OMITTED]

                       NOT PART OF THE SHAREHOLDER REPORT

     As prices of the municipal bonds in your fund's portfolio adjust to a rise in interest rates, you may see a decline in your fund's share price as measured by net asset value (NAV). Conversely, when interest rates decline, your fund's NAV will tend to increase, as we saw in 2001 and 2002.

     INTEREST RATES AND TAX-FREE DIVIDENDS
     When interest rates decline, municipal bond issuers often "call" or redeem existing higher-yielding bonds and replace them with new, lower yielding bonds, to reduce the amount of interest they pay on the debt. As funds now have to reinvest proceeds from the called bonds into new lower-yielding bonds, their investment earnings decline and the dividends paid out to shareholders also decline over time.

     When interest rates rise, the situation is reversed. As funds are able to invest cash proceeds in new, higher-yielding bonds, they're able to pay out higher dividends to shareholders.


Q.   WHY HAVE MY TAX-FREE DIVIDENDS BEEN DECLINING RECENTLY?

A. While long-term interest rates have fluctuated over the past 15 years, overall, they've experienced a net decline. Consequently, industry-wide, many tax-free portfolios have had older, higher-yielding municipal bonds "called" away and have had to reinvest their "call" proceeds and new cash inflows in new, lower-yielding bonds.

     Many of Franklin's tax-free funds have been similarly affected, and because funds can only pay out what they earn, many of our funds have had to reduce dividend payments.

     For example, in the late 1980s and early 1990s, we were able to invest in bonds yielding approximately 8%. As these



                       NOT PART OF THE SHAREHOLDER REPORT
     bonds matured or were called, we've had to reinvest the proceeds at lower rates, recently that rate being around 5%. 1 Because we're investing in bonds with lower yields, we've had to reduce dividends accordingly. We continue to pay out the income we earn, but our earnings are lower today because we're reinvesting at a lower rate than was available 10-15 years ago.

     Although we can't predict interest rate cycles, we'll continue to focus on producing the highest monthly tax-free income possible through our disciplined management approach.


Q.   SHOULD I BE CONCERNED WHEN MY FUND'S SHARE PRICE FLUCTUATES?

A. Though interest rates have been volatile over the past 20 years, municipal bond prices have remained relatively stable, as shown in the chart below.



[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
The following graph compares municipal bond prices versus interest rates* from April 1983 through March 2003.

  Date          Interest Rates      Municipal Bond Prices
 Apr 1983          10.40%                 $93.42
 May 1983          10.38%                 $89.02
 Jun 1983          10.85%                 $90.56
 Jul 1983          11.38%                 $90.25
 Aug 1983          11.85%                 $90.73
 Sep 1983          11.65%                 $91.47
 Oct 1983          11.54%                 $88.97
 Nov 1983          11.69%                 $88.86
 Dec 1983          11.83%                 $90.31
 Jan 1984          11.67%                 $91.80
 Feb 1984          11.84%                 $90.71
 Mar 1984          12.32%                 $92.76
 Apr 1984          12.63%                 $92.19
 May 1984          13.41%                 $88.68
 Jun 1984          13.56%                 $87.14
 Jul 1984          13.36%                 $89.90
 Aug 1984          12.72%                 $86.53
 Sep 1984          12.52%                 $91.62
 Oct 1984          12.16%                 $93.61
 Nov 1984          11.57%                 $92.98
 Dec 1984          11.50%                 $93.48
 Jan 1985          11.38%                 $96.60
 Feb 1985          11.51%                 $92.70
 Mar 1985          11.86%                 $94.04
 Apr 1985          11.43%                 $95.93
 May 1985          10.85%                 $96.82
 Jun 1985          10.16%                 $96.21
 Jul 1985          10.31%                 $95.75
 Aug 1985          10.33%                 $95.42
 Sep 1985          10.37%                 $94.26
 Oct 1985          10.24%                 $96.13
 Nov 1985           9.78%                 $99.29
 Dec 1985           9.26%                 $98.66
 Jan 1986           9.19%                $102.32
 Feb 1986           8.70%                $103.28
 Mar 1986           7.78%                $101.67
 Apr 1986           7.30%                $101.91
 May 1986           7.71%                 $99.80
 Jun 1986           7.80%                $101.71
 Jul 1986           7.30%                $100.24
 Aug 1986           7.17%                $103.37
 Sep 1986           7.45%                $102.20
 Oct 1986           7.43%                $102.97
 Nov 1986           7.25%                $103.63
 Dec 1986           7.11%                $103.02
 Jan 1987           7.08%                $105.34
 Feb 1987           7.25%                $104.87
 Mar 1987           7.25%                $102.99
 Apr 1987           8.02%                $100.49
 May 1987           8.61%                 $99.66
 Jun 1987           8.40%                $101.15
 Jul 1987           8.45%                $101.08
 Aug 1987           8.76%                $100.65
 Sep 1987           9.42%                 $97.95
 Oct 1987           9.52%                 $99.99
 Nov 1987           8.86%                 $99.38
 Dec 1987           8.99%                 $99.62
 Jan 1988           8.67%                $104.13
 Feb 1988           8.21%                $104.48
 Mar 1988           8.37%                $102.56
 Apr 1988           8.72%                $102.17
 May 1988           9.09%                $101.25
 Jun 1988           8.92%                $102.00
 Jul 1988           9.06%                $101.79
 Aug 1988           9.26%                $101.04
 Sep 1988           8.98%                $102.18
 Oct 1988           8.80%                $103.16
 Nov 1988           8.96%                $101.53
 Dec 1988           9.11%                $101.88
 Jan 1989           9.09%                $102.78
 Feb 1989           9.17%                $100.95
 Mar 1989           9.36%                 $99.96
 Apr 1989           9.18%                $101.72
 May 1989           8.86%                $103.09
 Jun 1989           8.28%                $103.97
 Jul 1989           8.02%                $104.40
 Aug 1989           8.11%                $102.64
 Sep 1989           8.19%                $101.82
 Oct 1989           8.01%                $102.08
 Nov 1989           7.87%                $103.12
 Dec 1989           7.84%                $103.29
 Jan 1990           8.21%                $103.06
 Feb 1990           8.47%                $103.39
 Mar 1990           8.59%                $102.95
 Apr 1990           8.79%                $102.02
 May 1990           8.76%                $103.34
 Jun 1990           8.48%                $103.61
 Jul 1990           8.47%                $103.28
 Aug 1990           8.75%                $101.26
 Sep 1990           8.89%                $100.79
 Oct 1990           8.72%                $101.85
 Nov 1990           8.39%                $103.26
 Dec 1990           8.08%                $103.19
 Jan 1991           8.09%                $103.89
 Feb 1991           7.85%                $104.02
 Mar 1991           8.11%                $103.37
 Apr 1991           8.04%                $103.75
 May 1991           8.07%                $103.88
 Jun 1991           8.28%                $103.16
 Jul 1991           8.27%                $103.66
 Aug 1991           7.90%                $103.51
 Sep 1991           7.65%                $104.29
 Oct 1991           7.53%                $104.61
 Nov 1991           7.42%                $104.31
 Dec 1991           7.09%                $105.89
 Jan 1992           7.03%                $105.46
 Feb 1992           7.34%                $104.84
 Mar 1992           7.54%                $104.15
 Apr 1992           7.48%                $104.49
 May 1992           7.39%                $105.05
 Jun 1992           7.26%                $106.32
 Jul 1992           6.84%                $109.47
 Aug 1992           6.59%                $107.80
 Sep 1992           6.42%                $107.82
 Oct 1992           6.59%                $105.94
 Nov 1992           6.87%                $107.20
 Dec 1992           6.77%                $107.69
 Jan 1993           6.39%                $106.54
 Feb 1993           6.03%                $109.63
 Mar 1993           6.03%                $107.91
 Apr 1993           6.05%                $108.38
 May 1993           6.16%                $108.15
 Jun 1993           5.80%                $109.07
 Jul 1993           5.83%                $105.93
 Aug 1993           5.45%                $107.34
 Sep 1993           5.40%                $107.70
 Oct 1993           5.43%                $107.18
 Nov 1993           5.83%                $105.41
 Dec 1993           5.83%                $106.86
 Jan 1994           5.70%                $107.37
 Feb 1994           6.15%                $103.87
 Mar 1994           6.78%                 $98.94
 Apr 1994           6.95%                 $99.25
 May 1994           7.12%                 $99.59
 Jun 1994           7.34%                 $98.41
 Jul 1994           7.12%                 $99.69
 Aug 1994           7.19%                 $99.52
 Sep 1994           7.62%                 $97.55
 Oct 1994           7.81%                 $95.24
 Nov 1994           7.91%                 $92.97
 Dec 1994           7.84%                 $94.53
 Jan 1995           7.60%                 $96.71
 Feb 1995           7.22%                 $99.07
 Mar 1995           7.20%                 $99.68
 Apr 1995           7.07%                 $99.24
 May 1995           6.30%                $101.87
 Jun 1995           6.21%                $100.34
 Jul 1995           6.45%                $100.74
 Aug 1995           6.28%                $101.47
 Sep 1995           6.17%                $101.55
 Oct 1995           6.03%                $102.48
 Nov 1995           5.76%                $103.63
 Dec 1995           5.58%                $103.43
 Jan 1996           5.60%                $103.70
 Feb 1996           6.13%                $102.47
 Mar 1996           6.34%                $100.60
 Apr 1996           6.66%                 $99.82
 May 1996           6.85%                 $99.32
 Jun 1996           6.73%                 $99.93
 Jul 1996           6.80%                $100.37
 Aug 1996           6.96%                 $99.85
 Sep 1996           6.72%                $100.75
 Oct 1996           6.37%                $100.03
 Nov 1996           6.06%                $101.35
 Dec 1996           6.43%                $100.45
 Jan 1997           6.53%                $100.15
 Feb 1997           6.58%                $100.50
 Mar 1997           6.92%                 $98.61
 Apr 1997           6.72%                 $99.01
 May 1997           6.67%                $100.06
 Jun 1997           6.51%                $100.65
 Jul 1997           6.02%                $102.98
 Aug 1997           6.34%                $101.40
 Sep 1997           6.12%                $101.60
 Oct 1997           5.84%                $101.75
 Nov 1997           5.86%                $101.84
 Dec 1997           5.75%                $102.73
 Jan 1998           5.53%                $103.22
 Feb 1998           5.62%                $102.73
 Mar 1998           5.67%                $102.30
 Apr 1998           5.68%                $101.38
 May 1998           5.56%                $102.40
 Jun 1998           5.44%                $102.17
 Jul 1998           5.50%                $101.95
 Aug 1998           5.05%                $103.09
 Sep 1998           4.44%                $103.93
 Oct 1998           4.64%                $103.30
 Nov 1998           4.74%                $103.20
 Dec 1998           4.65%                $102.97
 Jan 1999           4.66%                $103.74
 Feb 1999           5.29%                $102.67
 Mar 1999           5.25%                $102.32
 Apr 1999           5.36%                $102.12
 May 1999           5.64%                $101.03
 Jun 1999           5.81%                 $99.09
 Jul 1999           5.92%                 $98.71
 Aug 1999           5.98%                 $97.47
 Sep 1999           5.90%                 $97.08
 Oct 1999           6.06%                 $95.62
 Nov 1999           6.18%                 $96.09
 Dec 1999           6.28%                 $94.56
 Jan 2000           6.68%                 $93.74
 Feb 2000           6.42%                 $94.43
 Mar 2000           6.03%                 $96.08
 Apr 2000           6.23%                 $94.88
 May 2000           6.29%                 $93.87
 Jun 2000           6.03%                 $95.93
 Jul 2000           6.04%                 $96.82
 Aug 2000           5.73%                 $97.89
 Sep 2000           5.80%                 $96.91
 Oct 2000           5.77%                 $97.55
 Nov 2000           5.48%                 $97.81
 Dec 2000           5.12%                 $99.82
 Jan 2001           5.19%                $100.36
 Feb 2001           4.92%                $100.26
 Mar 2001           4.95%                $100.75
 Apr 2001           5.35%                 $99.18
 May 2001           5.43%                 $99.79
 Jun 2001           5.42%                 $99.82
 Jul 2001           5.07%                $100.90
 Aug 2001           4.79%                $102.15
 Sep 2001           4.60%                $101.40
 Oct 2001           4.30%                $102.17
 Nov 2001           4.78%                $100.85
 Dec 2001           5.07%                 $99.44
 Jan 2002           5.07%                $100.70
Feb 2002            4.88%                $101.55
Mar 2002            5.42%                 $99.08
Apr 2002            5.11%                $100.59
May 2002            5.08%                $100.78
Jun 2002            4.86%                $100.99
Jul 2002            4.51%                $101.93
Aug 2002            4.14%                $102.85
Sep 2002            3.63%                $104.74
Oct 2002            3.93%                $102.60
Nov 2002            4.22%                $101.79
Dec 2002            3.83%                $103.55
Jan 2003            4.00%                $102.87
Feb 2003            3.71%                $103.94
Mar 2003            3.83%                $103.58

     *Source: Standard & Poor's Micropal. Municipal bonds are represented by Lehman Brothers Municipal Bond Index and interest rates are represented by 10-year Treasury bond yields which reflect long-term interest rate movements. For illustrative purposes only, not representative of any Franklin tax-free income fund.


1. Based on the yield of the Bond Buyer 40 Index as of December 31, 2002.

                       NOT PART OF THE SHAREHOLDER REPORT

     We generally invest in current coupon securities to maximize tax-free income for our shareholders. 2 Over time, as we invest in different interest rate climates, the portfolios become well-diversified with a broad range of securities. As a result of this strategy, we own many older securities with higher coupons which are generally less sensitive to interest rates, and which help to provide stability to our fund portfolios.


Q. HOW CAN FRANKLIN'S INVESTMENT APPROACH BENEFIT MY PORTFOLIO WHEN INTEREST RATES ARE VOLATILE?

A. For over a quarter of a century, we've consistently adhered to a strategy of investing for high, current, tax-free income while working to preserve shareholders' capital. 3 Our straightforward approach to investing means we avoid speculative derivatives or futures, which can be extremely sensitive to interest-rate movements.

     Our investment strategy may not immunize fund portfolios from interest rate risk, but it may help to reduce the risk. Overall, we're confident that our professionally managed portfolios will provide long-term investors with relative stability and valuable tax-free income.



2. Coupon refers to the fixed amount of interest income paid out by a municipal security to a bondholder.
3. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.

                                                              [LOGO OMITTED]
                                                        FRANKLIN(R) TEMPLETON(R)
                                                               INVESTMENTS
                                                             SR TFINS 05/03



                       NOT PART OF THE SHAREHOLDER REPORT

MUNICIPAL BOND RATINGS


MOODY'S
AAA: Best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: High quality by all standards. Together with the Aaa group, they comprise what generally are known as high-grade bonds. Aa bonds are rated lower than Aaa because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements which make the long-term risks appear larger.

A: Possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA: Medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

BA: Contain speculative elements. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA: Poor standing. Such issues may be in default, or elements of danger with respect to principal or interest may be present.

CA: Obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C: Lowest-rated class of bonds. Issues rated C can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P
AAA: The highest rating assigned by S&P to a debt obligation and indicates the ultimate degree of protection as to principal and interest.

AA: Also qualify as high-grade obligations, and, in the majority of instances, differ from AAA issues only in a small degree.

A: Generally regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe.

BBB: Regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Reserved for income bonds on which no interest is being paid.

D: In default and payment of interest and/or repayment of principal is in arears.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Highlights

                                                                                     CLASS A
                                                        ------------------------------------------------------------
                                                                             YEAR ENDED MARCH 31,
                                                        ------------------------------------------------------------
                                                               2003        2002        2001        2000        1999
                                                        ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...................        $7.07       $7.24       $6.88       $7.40       $7.35
                                                        ------------------------------------------------------------
Income from investment operations:
 Net investment income a .............................          .35         .37         .37         .38         .39
 Net realized and unrealized gains (losses) ..........          .21        (.16)        .36        (.53)        .07
                                                        ------------------------------------------------------------
Total from investment operations .....................          .56         .21         .73        (.15)        .46
                                                        ------------------------------------------------------------
Less distributions from:
 Net investment income ...............................         (.36)       (.37)       (.37)       (.36)       (.39)
 Net realized gains ..................................         (.03)       (.01)         --        (.01)       (.02)
                                                        ------------------------------------------------------------
Total distributions ..................................         (.39)       (.38)       (.37)       (.37)       (.41)
                                                        ------------------------------------------------------------
Net asset value, end of year .........................        $7.24       $7.07       $7.24       $6.88       $7.40
                                                        ============================================================

Total return b .......................................        8.05%       2.87%      10.98%     (1.97)%       6.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ......................  $13,376,339 $13,016,197 $13,279,037 $12,859,577 $15,473,713
Ratio to average net assets:
 Expenses ............................................         .57%        .57%        .57%        .57%        .57%
 Net investment income ...............................        4.90%       5.08%       5.31%       5.40%       5.21%
Portfolio turnover rate ..............................       11.92%      13.23%       5.83%      12.10%      18.66%


aBased on average shares outstanding effective March 31, 2000.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Highlights (CONTINUED)

                                                                                  CLASS B
                                                           ----------------------------------------------------
                                                                           YEAR ENDED MARCH 31,
                                                           ----------------------------------------------------
                                                               2003      2002       2001      2000      1999 c
                                                           ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................     $7.07     $7.24      $6.87     $7.39     $7.41
                                                           ----------------------------------------------------
Income from investment operations:
 Net investment income a ................................       .31       .33        .33       .34       .10
 Net realized and unrealized gains (losses) .............       .20      (.16)       .37      (.52)     (.03)
                                                           ----------------------------------------------------
Total from investment operations ........................       .51       .17        .70      (.18)      .07
                                                           ----------------------------------------------------
Less distributions from:
 Net investment income ..................................      (.32)     (.33)      (.33)     (.33)     (.09)
 Net realized gains .....................................      (.03)     (.01)        --      (.01)        --
                                                           ----------------------------------------------------
Total distributions .....................................      (.35)     (.34)      (.33)     (.34)     (.09)
                                                           ----------------------------------------------------
Net asset value, end of year ............................     $7.23     $7.07      $7.24     $6.87     $7.39
                                                           ====================================================

Total return b ..........................................     7.46%     2.15%     10.51%   (2.51)%      .88%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................  $402,085  $309,196   $193,428  $110,933   $43,674
Ratio to average net assets:
 Expenses ...............................................     1.14%     1.14%      1.14%     1.14%     1.14% d
 Net investment income ..................................     4.33%     4.51%      4.73%     4.87%     4.59% d
Portfolio turnover rate .................................    11.92%    13.23%      5.83%    12.10%    18.66%



aBased on average shares outstanding effective March 31, 2000.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cFor the period January 1, 1999 (effective date) to March 31, 1999.
dAnnualized

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Highlights (CONTINUED)

                                                                                  CLASS C
                                                           --------------------------------------------------
                                                                             YEAR ENDED MARCH 31,
                                                               2003      2002       2001      2000      1999
                                                           --------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................     $7.06     $7.23      $6.87     $7.39     $7.35
                                                           --------------------------------------------------
Income from investment operations:
 Net investment income a ................................       .31       .33        .33       .34       .35
 Net realized and unrealized gains (losses) .............       .21      (.16)       .36      (.53)      .06
                                                           --------------------------------------------------
Total from investment operations ........................       .52       .17        .69      (.19)      .41
                                                           --------------------------------------------------
Less distributions from:
 Net investment income ..................................      (.32)     (.33)      (.33)     (.32)     (.35)
 Net realized gain ......................................      (.03)     (.01)        --      (.01)     (.02)
                                                           --------------------------------------------------
Total distributions .....................................      (.35)     (.34)      (.33)     (.33)     (.37)
                                                           --------------------------------------------------
Net asset value, end of year ............................     $7.23     $7.06      $7.23     $6.87     $7.39
                                                           ==================================================

Total return b ..........................................     7.46%     2.29%     10.38%   (2.54)%     5.70%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................  $538,460  $464,108   $393,652  $367,874  $464,535
Ratio to average net assets:
 Expenses ...............................................     1.13%     1.14%      1.14%     1.14%     1.14%
 Net investment income ..................................     4.34%     4.52%      4.74%     4.82%     4.61%
Portfolio turnover rate .................................    11.92%    13.23%      5.83%    12.10%    18.66%



aBased on average shares outstanding effective March 31, 2000.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Highlights (CONTINUED)

                                                          ADVISOR CLASS
                                                  -----------------------------
                                                  YEAR ENDED       PERIOD ENDED
                                                     2003              2002 c
                                                  -----------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............    $7.07             $7.29
                                                  -----------------------------
Income from investment operations:
 Net investment income a .......................      .36               .19
 Net realized and unrealized gains (losses) ....      .19              (.24)
                                                  -----------------------------
Total from investment operations ...............      .55              (.05)
                                                  -----------------------------
Less distributions from:
 Net investment income .........................     (.36)             (.16)
 Net realized gain .............................     (.03)             (.01)
                                                  -----------------------------
Total distributions ............................     (.39)             (.17)
                                                  -----------------------------
Net asset value, end of year ...................    $7.23             $7.07
                                                  =============================

Total return b .................................    8.00%            (.80)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ................  $10,217            $2,134
Ratio to average net assets:
 Expenses ......................................     .49%              .49% d
 Net investment income .........................    4.98%             5.25% d
Portfolio turnover rate ........................   11.92%            13.23%


aBased on average shares outstanding.
bTotal return is not annualized for periods less than one year.
cFor the period October 1, 2001 (effective date) to March 31, 2002.
dAnnualized

                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2003


                                                                                   PRINCIPAL
                                                                                     AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS 99.3%
     BONDS 87.8%
     ABAG Finance Authority for Nonprofit Corps. COP,
       6.75%, 8/01/20 ..........................................................  $  3,955,000          $     4,346,426
       6.125%, 3/01/21 .........................................................     4,245,000                4,722,732
       Butte Valley-Tulelake Rural Health, 6.65%, 10/01/22 .....................       855,000                  875,503
       Episcopal Home Foundation, Refunding, 5.125%, 7/01/13 ...................     6,000,000                6,237,660
       Episcopal Home Foundation, Refunding, 5.125%, 7/01/18 ...................    18,625,000               18,574,713
       Home for Jewish Parents, California Mortgage Insured,
        5.625%, 5/15/22 ........................................................     5,000,000                5,251,250
       Lytton Gardens Inc., California Mortgage Insured,
        6.00%, 2/15/30 .........................................................     5,000,000                5,270,300
       Milestones Human Services Inc., California
        Mortgage Insured, 5.65%, 7/01/22 .......................................     2,000,000                2,127,340
       Miramonte Mental Health Services, California
        Mortgage Insured, 6.60%, 7/01/22 .......................................     1,250,000                1,278,375
       Odd Fellows Home, California Mortgage Insured,
        6.00%, 8/15/24 .........................................................     5,525,000                5,929,430
       Rehabilitation Mental Health Services Inc. Project,
        California Mortgage Insured, 6.50%, 6/01/12 ............................     2,000,000                2,036,420
       Rehabilitation Mental Health Services Inc. Project,
        California Mortgage Insured, 6.55%, 6/01/22 ............................     2,370,000                2,413,347
       Rhoda Haas Goldman Plaza, California Mortgage Insured,
        5.125%, 5/15/23 ........................................................     5,000,000                5,010,050
     ABAG Finance Authority for Nonprofit Corps. MFHR,
      Palo Alto Gardens Apartments, Series A, 5.45%, 4/01/39 ...................     5,500,000                5,521,395
     ABAG Finance Authority for Nonprofit Corps. Revenue,
      San Diego Hospital Association, Series A,
      6.125%, 8/15/20 ..........................................................    23,525,000               24,560,806
     ABAG Finance Corp. COP, ABAG XXV, 6.80%, 8/01/12 ..........................     3,040,000                3,081,496
     ABAG Revenue,
       BART SFO Extension, Airport Premium A, AMBAC Insured,
        5.00%, 8/01/32 .........................................................    13,720,000               13,995,909
       Mello-Roos, Refunding and Improvement, Series A,
        FSA Insured, 5.125%, 9/01/21 ...........................................     4,760,000                4,919,270
       Mello-Roos, Refunding and Improvement, Series A,
        FSA Insured, 5.20%, 9/01/27 ............................................     4,140,000                4,237,083
       Tax Allocation, RDA Pool, Series A4, FSA Insured,
        5.875%, 12/15/25 .......................................................     5,000,000                5,346,900
       Tax Allocation, RDA Pool, Series A6, FSA Insured,
        5.375%, 12/15/25 .......................................................     3,670,000                3,917,211
     ABAG Water and Wastewater Revenue, Pooled Financing Program,
      Series A, FSA Insured, 5.30%, 10/01/21 ...................................     5,450,000                5,842,073
     Agua Mansa Industrial Growth Association Special Tax,
      CFD No. 8, 8.25%, 9/01/17 ................................................    15,180,000               15,399,351
     Alameda Corridor Transportation Authority Revenue,
      senior lien, Series A, MBIA Insured, 5.00%, 10/01/29 .....................    24,490,000               24,965,351
     Alameda County COP, Alameda County Medical Center Project, MBIA Insured,
       5.00%, 6/01/23 ..........................................................    19,195,000               20,292,762
       5.30%, 6/01/26 ..........................................................     7,000,000                7,081,480
       5.00%, 6/01/28 ..........................................................     8,925,000                9,140,182
     Alhambra RDA, Tax Allocation, Industrial Redevelopment Project,
      Refunding, 6.375%, 5/01/23 ...............................................     2,560,000                2,594,893
     Alvord USD, GO, Series A, FGIC Insured, 5.375%, 8/01/27 ...................     6,100,000                6,494,975
     Anaheim PFA Revenue, Electric Systems Distribution Facilities,
      MBIA Insured, 5.00%, 10/01/28 ............................................    10,765,000               10,960,169
     Anaheim PFA, Lease Revenue, Public Improvements Project,
      Series A, FSA Insured, 5.00%,
       9/01/27 .................................................................     8,900,000                9,070,613
       3/01/37 .................................................................   100,000,000              101,474,000
     Antioch Area Public Facilities Financing Agency Special
      Tax, CFD No. 1989-1, MBIA Insured, 5.50%, 8/01/22 ........................     4,870,000                5,265,736
     Antioch PFA, Reassessment Revenue, sub. lien,
       Refunding, 5.60%, 9/02/09 ...............................................     1,225,000                1,301,403
       Refunding, Series B, 5.50%, 9/02/08 .....................................     1,165,000                1,230,683
       Series B, 5.30%, 9/02/06 ................................................     2,095,000                2,227,781
     Arcadia Hospital Revenue, Methodist Hospital of Southern California,
       6.50%, 11/15/12 .........................................................     2,295,000                2,347,142
       6.625%, 11/15/22 ........................................................     3,750,000                3,831,750
     Auburn USD, COP, Land Acquisition Program, Series A,
      FSA Insured, 7.00%, 9/01/28 ..............................................     2,770,000                3,053,980

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2003 (CONT.)


                                                                                   PRINCIPAL
                                                                                     AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     Azusa PFAR, Water Systems Acquisition Project, Refunding,
      Series A, FGIC Insured, 5.50%, 7/01/20 ...................................  $  5,200,000          $     5,332,704
     Bakersfield Hospital Revenue, Adventist Health Systems
      West, Refunding, MBIA Insured, 5.50%, 3/01/19 ............................     6,085,000                6,206,700
     Bakersfield PFAR, Series A, 6.10%, 9/15/10 ................................    10,635,000               10,789,739
     Baldwin Park PFAR, Tax Allocation,
       Series A, 7.75%, 8/01/19 ................................................     5,265,000                5,354,663
       Series A, Pre-Refunded, 7.10%, 9/01/24 ..................................     2,000,000                2,204,820
       Series B, 7.75%, 8/01/21 ................................................     5,795,000                5,888,415
     Belmont - Redwood Shores School District, Series A,
      5.50%, 9/01/22 ...........................................................     6,500,000                7,049,250
     Belmont RDA, Tax Allocation, Los Costanos Community
      Development, Series A, Pre-Refunded,
       6.70%, 8/01/14 ..........................................................     1,235,000                1,349,880
       6.80%, 8/01/23 ..........................................................     2,310,000                2,527,925
     Berkeley COP, Building Acquisition and Improvement
      Projects, AMBAC Insured, 5.00%, 2/01/33 ..................................     8,170,000                8,341,243
     Brea RDA, Tax Allocation, Redevelopment Project,
      Refunding, MBIA Insured, 6.125%, 8/01/13 .................................    12,845,000               13,294,575
     Brentwood 1915 Act, Infrastructure Financing, Reassessment,
      Series A, FSA Insured, 5.80%, 9/02/17 ....................................     5,140,000                5,748,936
     Buena Park CRDA, Tax Allocation, Central Business
      District Project, Refunding, Series A, 7.10%, 9/01/14 ....................     6,820,000                6,983,612
     Burbank Parking Authority, Special Tax, CFD No. 1,
      8.375%, 10/01/06 .........................................................       795,000                  801,535
     Burbank RDA, Tax Allocation,
       City Center Redevelopment Project, Refunding, Series A,
        FSA Insured, 5.50%, 12/01/23 ...........................................     5,000,000                5,167,650
       Refunding, Series A, 6.00%, 12/01/23 ....................................     6,500,000                6,838,195
     Burton Elementary School District COP, Loan Acquisition,
      Capital Appreciation,
       Series A, FSA Insured, 6.60%, 9/01/27 ...................................       785,000                  804,397
       Series B, FSA Insured, 6.60%, 9/01/27 ...................................       290,000                  297,166
     Calexico CRDA Revenue, Tax Allocation, Merged Central
      Business and Residential, Refunding, FSA Insured,
      5.80%, 8/01/24 ...........................................................     5,840,000                6,016,076
     California Counties Lease Financing Authority COP,
      CSAC Financing Corp., Amador County Project, ETM,
      7.70%, 10/01/09 ..........................................................     2,130,000                2,576,001
     California County California Tobacco Securitization
      Agency Tobacco Revenue, Asset-Backed, Alameda County,
      5.875%, 6/01/35 ..........................................................     7,500,000                6,457,575
     California County Tobacco Securitization Agency Revenue,
       Asset Backed Corp., Golden Gate, Series A, 6.00%, 6/01/43 ...............    10,000,000                8,482,400
       Asset-Backed, Gold Country Funding Corp., 6.00%, 6/01/38 ................    10,000,000                8,516,400
       Asset-Backed, Kern County Corp., Series A, 6.125%, 6/01/43 ..............    28,135,000               24,138,705
       Asset-Backed, Kern County Corp., Series B, 6.25%, 6/01/37 ...............    19,460,000               17,594,564
       Asset-Backed, Sonoma County Corp., Series A, 5.875%, 6/01/43 ............    30,000,000               24,891,600
     California County Tobacco, Securitization Agency Tobacco Revenue,
        Asset Backed, Merced Funding Corp., Series A, 5.875%, 6/01/43 ..........    10,235,000                8,492,184
       Stanislaus Fund, Series A, 5.875%, 6/01/43 ..............................     8,690,000                7,210,267
     California Educational Facilities Authority Revenue,
       Chapman University, Refunding, Connie Lee Insured,
        5.125%, 10/01/26 .......................................................    10,000,000               10,232,800
       Pooled College and University, Series B, 6.75%, 6/01/30 .................     8,000,000                8,803,280
       Stanford University, Refunding, Series O, 5.125%, 1/01/31 ...............    21,250,000               21,881,763
       Student Loan Program, Series A, MBIA Insured, 6.00%, 3/01/16 ............     4,965,000                5,294,130
     California Health Facilities Financing Authority Revenue
      Insured Health Facility, Help Group, Series A,
      California Mortgage Insured, 6.10%, 8/01/25 ..............................    12,905,000               14,218,471

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2003 (CONT.)

                                                                                   PRINCIPAL
                                                                                     AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     California Health Facilities Financing Authority Revenue,
       AIDS Health Care Foundation, Refunding, Series C,
        California Mortgage Insured, 6.25%, 9/01/17 ............................  $  1,750,000          $     1,792,648
       California Autism Foundation Inc., Series A,
        CHFCLP Insured, 6.25%, 11/01/20 ........................................     3,560,000                3,885,598
       Casa Colina, 6.125%, 4/01/32 ............................................     8,300,000                8,504,512
       Catholic Healthcare West, Refunding, Series A,
        MBIA Insured, 5.75%, 7/01/15 ...........................................    12,500,000               14,133,750
       Catholic Healthcare West, Refunding, Series A,
        MBIA Insured, 6.00%, 7/01/17 ...........................................     7,300,000                8,255,278
       Catholic Healthcare West, Series A, 5.00%, 7/01/18 ......................    40,000,000               38,029,600
       Catholic Healthcare West, Series A, 5.00%, 7/01/28 ......................   140,630,000              125,335,081
       Catholic Healthcare West, Series A, MBIA Insured,
        5.00%, 7/01/17 .........................................................     5,000,000                5,287,700
       Catholic Healthcare West, Series A, MBIA Insured,
        5.125%, 7/01/24 ........................................................    11,500,000               11,823,610
       Cedars-Sinai Medical Center, Series A, MBIA Insured,
        5.125%, 8/01/17 ........................................................     8,355,000                8,917,208
       Cedars-Sinai Medical Center, Series A, MBIA Insured,
        5.125%, 8/01/27 ........................................................    15,600,000               16,044,288
       Cedars-Sinai Medical Center, Series B, MBIA Insured,
        5.25%, 8/01/27 .........................................................    52,500,000               54,497,625
       Clinicas Del Camino, Series A, CHFCLP Insured,
        6.55%, 5/01/25 .........................................................     4,500,000                4,859,190
       County Program, Series B, 7.20%, 1/01/12 ................................     2,135,000                2,153,468
       El Proyecto, Series A, CHFCLP Insured,
        5.50%, 12/01/22 ........................................................     3,350,000                3,512,140
       Enloe Health System, Series A, FSA Insured,
        5.00%, 11/15/28 ........................................................    25,390,000               25,855,399
       Enloe Health System, Series A, FSA Insured,
        5.00%, 11/15/18 ........................................................     5,000,000                5,253,050
       Familiesfirst, Series A, California Mortgage Insured,
        6.00%, 12/01/25 ........................................................    11,365,000               12,094,974
       Feedback Foundation Inc., Series A, CHFCLP Insured,
        6.50%, 12/01/22 ........................................................     4,240,000                4,345,110
       Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21 ...............    71,050,000               70,897,953
       Insured Health Facility-Valleycare, Series A,
        California Mortgage Insured, 5.25%, 5/01/22 ............................     5,000,000                5,046,500
       Kaiser Permanente, Series A, 5.40%, 5/01/28 .............................    46,000,000               46,435,160
       Kaiser Permanente, Series A, FSA Insured, 5.00%, 6/01/20 ................    32,295,000               33,734,711
       Kaiser Permanente, Series A, FSA Insured, 5.00%, 6/01/24 ................   136,775,000              140,072,645
       Kaiser Permanente, Series B, 5.25%, 10/01/16 ............................     7,515,000                7,778,701
       Kaiser Permanente, Series B, 5.00%, 10/01/18 ............................    38,260,000               38,760,823
       Kaiser Permanente, Series B, 5.00%, 10/01/20 ............................    38,020,000               37,888,071
       Kaiser Permanente, Series B, 5.40%, 5/01/28 .............................    80,000,000               80,756,800
       Kaiser Permanente, Series C, 5.60%, 5/01/33 .............................    10,000,000               10,052,000
       Marshall Hospital, Series A, California Mortgage
        Insured, 5.30%, 11/01/28 ...............................................     5,500,000                5,553,790
       Mills-Peninsula Health, Refunding, Series A,
        Connie Lee Insured, 5.75%, 1/15/15 .....................................    11,500,000               12,559,035
       Mills-Peninsula Health, Series B, Connie Lee
        Insured, 5.75%, 1/15/15 ................................................     5,665,000                6,118,313
       Northern California Presbyterian, 5.40%, 7/01/28 ........................     6,340,000                6,362,380
       On Lok Senior Health Services, Series A,
        CHFCLP Insured, 6.40%, 12/01/12 ........................................     2,000,000                2,049,440
       On Lok Senior Health Services, Series A,
        CHFCLP Insured, 6.50%, 12/01/22 ........................................     7,525,000                7,711,545
       Paradise Valley Estates, 5.25%, 1/01/26 .................................     5,000,000                5,003,350
       Pomona Valley Hospital, Refunding, Series A,
        MBIA Insured, 5.625%, 7/01/19 ..........................................     8,500,000                9,377,795
       San Diego Hospital Association, Refunding,
        Series A, MBIA Insured, 6.20%, 8/01/20 .................................     8,250,000                8,450,970
       Scripps Memorial Hospital, Series A, MBIA Insured,
        6.375%, 10/01/22 .......................................................     9,725,000               10,052,246
       Small Facilities Loan, Health Facilities, Refunding,
        Series B, California Mortgage Insured, 7.50%, 4/01/22 ..................     5,000,000                5,534,950
       Small Facilities Loan, Health Facilities, Series A,
        CHFCLP Insured, 6.75%, 3/01/20 .........................................     3,800,000                3,867,450
       Southern California, Series A, CHFCLP Insured,
        5.50%, 12/01/22 ........................................................     3,070,000                3,218,588
       St. Francis Medical Center, Refunding, Series H,
        AMBAC Insured, 6.35%, 10/01/23 .........................................     7,000,000                7,802,970
       St. Paul's Episcopal Home, CHFCLP Insured, 6.50%, 9/01/14 ...............     2,595,000                2,786,200
       Sutter Health Project, Series A, MBIA Insured,
        5.35%, 8/15/28 .........................................................     6,650,000                6,909,882

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2003 (CONT.)


                                                                                   PRINCIPAL
                                                                                     AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     California Health Facilities Financing Authority Revenue, (cont.)
       Sutter Health, Refunding, Series A, MBIA Insured,
        5.875%, 8/15/16 ........................................................  $  5,750,000          $     6,518,603
       Sutter Health, Series A, FSA Insured, 5.00%, 8/15/37 ....................    61,000,000               61,632,570
       Sutter Health, Series A, FSA Insured, 5.25%, 8/15/27 ....................     5,300,000                5,532,564
       Sutter Health, Series A, MBIA Insured, 5.375%, 8/15/30 ..................    10,600,000               11,082,088
       The Episcopal Home, 5.30%, 2/01/32 ......................................    28,150,000               28,384,771
       The Help Group, CHFCLP Insured, 5.40%, 8/01/22 ..........................     7,420,000                7,733,940
       UCSF-Stanford Health Care, Refunding, Series A, FSA Insured,
        5.00%, 11/15/31 ........................................................     5,750,000                5,848,038
       UCSF-Stanford Health Care, Refunding, Series B,
        5.00%, 11/15/31 ........................................................    26,920,000               27,378,986
       UCSF-Stanford Health Care, Refunding, Series B,
        AMBAC Insured, 5.00%, 11/15/28 .........................................    25,000,000               25,458,250
       Valleycare Hospital Corp., Refunding, 5.50%, 5/01/20 ....................    11,640,000               12,339,098
       Walden House, State Guaranteed, 6.85%, 3/01/22 ..........................     3,225,000                3,282,695
     California HFA, SFM Purchase,
       Class I, Series A-1, 6.05%, 8/01/26 .....................................    13,935,000               14,402,519
       Refunding, Series A-2, FHA Insured, 6.45%, 8/01/25 ......................     4,000,000                4,153,160
     California HFAR,
       Home Mortgage, Series A, FHA Insured, 6.55%, 8/01/26 ....................     6,975,000                7,217,591
       Home Mortgage, Series D, MBIA Insured, 6.15%, 8/01/28 ...................     4,625,000                4,874,981
       Home Mortgage, Series E, AMBAC Insured, 6.10%, 8/01/29 ..................     5,770,000                5,989,779
       Home Mortgage, Series E, FHA Insured, 6.375%, 8/01/27 ...................     4,950,000                5,013,756
       Home Mortgage, Series E, MBIA Insured, 6.15%, 8/01/25 ...................       435,000                  437,549
       Home Mortgage, Series H, FHA Insured, 6.25%, 8/01/27 ....................     1,680,000                1,721,782
       Home Mortgage, Series I, MBIA Insured, 5.75%, 2/01/29 ...................     5,550,000                5,739,533
       Home Mortgage, Series J, MBIA Insured, 5.55%, 8/01/28 ...................    10,000,000               10,216,300
       Home Mortgage, Series M, MBIA Insured, 5.60%, 8/01/29 ...................    17,575,000               17,963,232
       Home Mortgage, Series N, FSA Insured, 5.15%, 8/01/18 ....................     6,000,000                6,096,120
       Housing Revenue, Series E, MBIA Insured, 6.625%, 8/01/14 ................     4,365,000                4,580,151
       Housing Revenue, Series E, MBIA Insured, 6.75%, 8/01/26 .................    11,855,000               12,346,034
       Housing Revenue, Series F, MBIA Insured, 6.90%, 8/01/26 .................    11,345,000               11,825,915
       MFHR II, Series A, AMBAC Insured, 6.25%, 2/01/37 ........................     5,000,000                5,237,300
       MFHR III, Series B, MBIA Insured, 5.50%, 8/01/39 ........................    13,345,000               13,577,203
       Multi-Unit Rental Housing, Series A, 6.875%, 2/01/22 ....................     1,625,000                1,641,250
       Series B-1, Class 1, AMBAC Insured, 5.65%, 8/01/28 ......................    10,620,000               10,879,765
       SFM, Series C-2, Class 1, FHA Insured, 5.65%, 2/01/25 ...................     5,540,000                5,711,629
     California Infrastructure and Economic Development Bank Revenue,
       Kaiser Hospital Assistance I LLC, Series B, 5.50%, 8/01/31 ..............    10,000,000               10,204,600
       Kaiser Hospital Assistance II LLC, Series A, 5.55%, 8/01/31 .............    34,000,000               34,775,200
     California Mobilehome Park Financing Authority Revenue,
      Series A, FSA Insured,
       5.15%, 10/01/04 .........................................................         5,000                    5,195
       5.25%, 10/01/05 .........................................................         5,000                    5,319
       6.25%, 10/01/25 .........................................................       770,000                  797,050
     California PCFA,
       PCR, Pacific Gas and Electric Co., Series A, 6.625%, 6/01/09 ............     1,750,000                1,762,303
       PCR, San Diego Gas and Electric Co., Series A, 5.85%, 6/01/21 ...........    32,535,000               32,932,903
       PCR, Southern California Edison Co., Refunding, 6.90%, 12/01/17 .........     2,510,000                2,513,840
       PCR, Southern California Edison Co., Series B, 6.40%, 12/01/24 ..........    29,000,000               28,828,900

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2003 (CONT.)


                                                                                   PRINCIPAL
                                                                                     AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     California PCFA, (cont.)
       PCR, Southern California Edison Co., Series B,
        MBIA Insured, 6.40%, 12/01/24 ..........................................  $ 12,120,000          $    12,459,724
       Solid Waste Disposal Revenue, Keller Canyon Landfill Co.
        Project, 6.875%, 11/01/27 ..............................................    17,205,000               17,052,564
     California Pollution Control Financing Authority Revenue,
      Refunding, Pacific Gas and Electric, Series A,
      MBIA Insured, 5.35%, 12/01/16 ............................................    31,500,000               34,277,985
     California Public School District Financing Authority
      Lease Revenue, Los Banos School,
       Series A, FSA Insured, 6.20%, 10/01/23 ..................................       435,000                  452,939
       Series B, FSA Insured, Pre-Refunded, 6.20%, 10/01/23 ....................     4,345,000                4,538,396
     California Resources Efficiency Financing Authority COP,
      Capital Improvement Program, Refunding, AMBAC Insured,
       5.625%, 4/01/22 .........................................................    10,365,000               11,351,748
       5.75%, 4/01/27 ..........................................................     7,885,000                8,709,456
     California Special Districts Lease Financing Program COP, Series E,
       7.70%, 12/01/09 .........................................................       205,000                  206,757
       7.75%, 12/01/19 .........................................................       305,000                  307,321
     California State Department of Veteran Affairs Home Purchase Revenue,
       Refunding, Series A, 5.40%, 12/01/28 ....................................     9,580,000                9,898,248
       Refunding, Series B, 5.50%, 12/01/18 ....................................     2,500,000                2,597,150
       Series A, chase Revenue, Series A, 5.20%, 12/01/27 ......................    31,000,000               31,287,680
       Series B, 5.20%, 12/01/28 ...............................................    63,875,000               64,389,194
     California State Department of Water Resources Central
      Valley Project Revenue, Water System,
       Refunding, Series Q, MBIA Insured, 5.375%, 12/01/27 .....................    58,000,000               61,135,480
       Refunding, Series S, 5.00%, 12/01/29 ....................................    24,595,000               24,993,193
       Refunding, Series U, 5.00%, 12/01/29 ....................................    12,000,000               12,189,360
       Series Y, FGIC Insured, 5.00%, 12/01/25 .................................    20,000,000               20,446,600
     California State Department of Water Resources
      Central Valley Project Water System Revenue,
       Series L, 5.75%, 12/01/19 ...............................................    18,000,000               18,405,000
       Series L, 5.875%, 12/01/25 ..............................................    40,070,000               40,979,589
       Series O, 5.00%, 12/01/22 ...............................................     5,500,000                5,606,425
     California State Department of Water Resources
      Power Supply Revenue, Series A,
       5.25%, 5/01/20 ..........................................................    50,000,000               51,497,000
       5.375%, 5/01/21 .........................................................    22,000,000               22,733,920
       5.375%, 5/01/22 .........................................................    28,000,000               28,889,280
     California State GO,
       5.25%, 10/01/20 .........................................................    10,000,000               10,336,300
       5.25%, 9/01/23 ..........................................................    22,000,000               22,513,920
       5.25%, 10/01/23 .........................................................     9,250,000                9,468,485
       6.00%, 5/01/24 ..........................................................     2,565,000                2,712,616
       5.125%, 6/01/24 .........................................................     8,250,000                8,334,398
       5.00%, 11/01/24 .........................................................    11,350,000               11,373,041
       5.00%, 11/01/25 .........................................................    20,000,000               20,013,000
       5.25%, 9/01/26 ..........................................................    25,000,000               25,366,500
       5.00%, 2/01/27 ..........................................................    46,000,000               45,869,820
       5.00%, 10/01/27 .........................................................    12,100,000               12,066,120
       5.125%, 10/01/27 ........................................................    39,835,000               40,033,378
       5.00%, 2/01/29 ..........................................................    15,000,000               14,912,850
       5.00%, 11/01/30 .........................................................    17,500,000               17,395,525

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2003 (CONT.)


                                                                                   PRINCIPAL
                                                                                     AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     California State GO, (cont.)
       5.125%, 3/01/31 .........................................................  $ 35,000,000          $    35,168,000
       5.00%, 2/01/32 ..........................................................    18,250,000               18,110,935
       AMBAC Insured, 5.90%, 3/01/25 ...........................................       210,000                  228,045
       AMBAC Insured, 5.125%, 10/01/27 .........................................    31,420,000               32,212,727
       FGIC Insured, 6.00%, 8/01/19 ............................................       905,000                  974,558
       FGIC Insured, 5.625%, 10/01/26 ..........................................    41,500,000               44,901,340
       FSA Insured, 5.50%, 3/01/20 .............................................     5,500,000                5,803,160
       FSA Insured, 5.50%, 9/01/29 .............................................    30,000,000               31,832,700
       MBIA Insured, 5.00%, 10/01/23 ...........................................     5,000,000                5,122,950
       MBIA Insured, 5.00%, 8/01/24 ............................................     7,500,000                7,660,950
       MBIA Insured, 6.00%, 8/01/24 ............................................       990,000                1,062,943
       MBIA Insured, 5.00%, 3/01/28 ............................................    25,985,000               26,373,995
       Refunding, 5.625%, 9/01/24 ..............................................    10,650,000               11,178,027
       Refunding, 5.00%, 10/01/24 ..............................................    10,000,000               10,189,200
       Refunding, 5.125%, 6/01/27 ..............................................    16,150,000               16,261,274
       Refunding, 5.25%, 2/01/29 ...............................................    10,000,000               10,147,400
       Refunding, 5.25%, 2/01/30 ...............................................    50,000,000               50,737,000
       Refunding, 5.125%, 6/01/31 ..............................................    75,000,000               75,367,500
       Refunding, AMBAC Insured, 5.00%, 4/01/23 ................................     6,250,000                6,413,938
       Refunding, MBIA Insured, 5.00%, 10/01/32 ................................     5,000,000                5,064,100
       Series BR, 5.25%, 12/01/26 ..............................................     5,000,000                5,010,750
       Series BR, 5.30%, 12/01/29 ..............................................    13,000,000               13,030,550
       Various Purposes, FSA Insured, 5.50%, 4/01/19 ...........................     5,000,000                5,193,600
       Veterans Bonds, Series BD, BE, and BF, AMBAC Insured,
        6.20%, 2/01/16 .........................................................    11,500,000               11,641,565
       Veterans Bonds, Series BD, BE, and BF, AMBAC Insured,
        6.375%, 2/01/27 ........................................................    45,000,000               45,238,500
       Veterans Bonds, Series BH, 5.50%, 12/01/18 ..............................    44,250,000               44,991,188
       Veterans Bonds, Series BH, 5.60%, 12/01/32 ..............................    50,060,000               50,609,659
       Veterans Bonds, Series BH, FSA Insured, 5.50%, 12/01/24 .................    16,440,000               16,604,564
       Veterans Bonds, Series BM, 5.45%, 12/01/25 ..............................    36,635,000               36,886,316
       Veterans Bonds, Series BN, 5.375%, 12/01/21 .............................    24,870,000               25,074,183
       Veterans Bonds, Series BN, 5.45%, 12/01/28 ..............................    21,575,000               21,719,553
     California State HFAR, Home Mortgage, Series L,
      MBIA Insured, 6.40%, 8/01/27 .............................................     6,275,000                6,546,833
     California State Local Government Finance Authority
      Revenue, Marin Valley, Series A, FSA Insured,
      5.85%, 10/01/27 ..........................................................     6,735,000                7,503,194
     California State Public Works Board Lease Revenue,
       California Science Center, Series A, 5.25%, 10/01/22 ....................     8,645,000                8,826,026
       California State University, Various Projects,
        Series A, 6.30%, 10/01/04 ..............................................     5,250,000                5,378,258
       Department General services-Capital East End,
        Series A, AMBAC Insured, 5.00%, 12/01/27 ...............................    17,250,000               17,579,993
       Department of Corrections, California State Prison
        at Coalinga, Series B, MBIA Insured, 5.375%, 12/01/19 ..................    15,250,000               15,909,715
       Department of Corrections, Corcoran II Facility,
        Series A, AMBAC Insured, 5.25%, 1/01/21 ................................    17,405,000               18,404,917
       Department of Justice Building, Series A,
        FSA Insured, 5.625%, 5/01/20 ...........................................     5,000,000                5,418,200
       Trustees California State University, Refunding,
        Series A, 5.00%, 10/01/19 ..............................................     7,500,000                7,683,600
       University of California, Various Projects,
        Refunding, Series A, 5.50%, 6/01/21 ....................................    14,000,000               14,349,440
       University of California, Various Projects,
        Refunding, Series A, 5.00%, 6/01/23 ....................................    23,175,000               23,182,416
       University of California, Various Projects,
        Series B, 5.50%, 6/01/19 ...............................................    13,000,000               13,335,660
       University of California, Various Projects,
        Series B, Pre-Refunded, 6.625%, 12/01/14 ...............................     7,415,000                8,236,953
       Various California Community Colleges, Refunding,
        Series A, 5.90%, 4/01/17 ...............................................     8,320,000                9,153,997

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2003 (CONT.)


                                                                                   PRINCIPAL
                                                                                     AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     California State University at Channel Islands Financing
      Authority Revenue, East Campus Community,
      Series A, MBIA Insured, 5.00%, 9/01/31 ...................................  $ 11,000,000          $    11,135,080
     California State University Revenue, Series A,
      FGIC Insured, 5.00%, 11/01/35 ............................................     6,650,000                6,765,644
     California Statewide CDA Revenue,
       5.50%, 1/01/28 ..........................................................     3,615,000                3,680,178
       COP, Catholic Healthcare West, Obligated, MBIA Insured,
        5.50%, 7/01/23 .........................................................    11,240,000               11,536,174
       COP, CHFCLP Insured Health Facilities, Unihealth,
        Series A, AMBAC Insured, Pre-Refunded, ETM,
        5.75%, 10/01/25 ........................................................    36,000,000               41,569,560
       COP, CHFCLP Insured, ETM, 5.90%, 8/01/21 ................................     4,000,000                4,653,240
       COP, Familiesfirst Inc., CHFCLP Insured, Pre-Refunded,
        7.25%, 12/01/22 ........................................................     5,120,000                5,730,918
       COP, Gemological Institute, Connie Lee Insured,
        6.00%, 5/01/15 .........................................................     5,365,000                5,840,661
       COP, Gemological Institute, Connie Lee Insured,
        6.00%, 5/01/20 .........................................................     3,775,000                4,131,587
       COP, Salk Institute, Connie Lee Insured, 6.20%, 7/01/24 .................     7,065,000                7,554,605
       COP, Sisters Charity Leavenworth, 5.00%, 12/01/23 .......................    11,375,000               11,413,561
       COP, Southern California Development Corp.,
        6.10%, 12/01/15 ........................................................     2,255,000                2,486,340
       COP, St. Joseph Health System Group, Pre-Refunded,
        6.625%, 7/01/21 ........................................................    12,500,000               13,602,500
       COP, Sutter Health Obligated Group, MBIA Insured,
        5.50%, 8/15/22 .........................................................    25,520,000               27,307,931
       COP, Sutter Health Obligated Group, Refunding,
        MBIA Insured, 5.50%, 8/15/23 ...........................................    14,000,000               14,382,340
       COP, Triad Health Care, CHFCLP Insured, Refunding,
        ETM, 6.25%, 8/01/06 ....................................................     2,000,000                2,163,900
       Kaiser Permanente, Series A, 5.50%, 11/01/32 ............................    27,000,000               27,238,680
       Los Angeles Orthopedic Hospital Foundation,
        AMBAC Insured, 5.75%, 6/01/30 ..........................................    10,000,000               10,861,100
       Mission Community, California Mortgage Insured,
        5.375%, 11/01/21 .......................................................     7,670,000                7,976,800
       Mission Community, California Mortgage Insured,
        5.375%, 11/01/26 .......................................................     9,755,000                9,979,853
       Series B, 5.625%, 8/15/42 ...............................................    51,000,000               51,981,240
       Stovehaven Apartments Project, Series A, 5.875%, 7/01/32 ................     4,945,000                5,135,383
     California Statewide CDA,
       COP, California Lutheran Homes, ETM, 5.75%, 11/15/15 ....................     5,000,000                5,618,250
       COP, Catholic Healthcare West, 6.50%, 7/01/20 ...........................     7,990,000                8,523,972
       COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ...................    37,685,000               37,859,858
       COP, FSA Insured, 5.50%, 8/15/31 ........................................     9,000,000                9,570,060
       COP, Kaiser Permanente, 5.30%, 12/01/15 .................................    32,200,000               33,574,296
       COP, MBIA Insured, 5.00%, 4/01/18 .......................................     7,000,000                7,326,130
       COP, MBIA Insured, 5.125%, 4/01/23 ......................................     6,000,000                6,244,140
       COP, St. Joseph Health System, Refunding, 5.125%, 7/01/17 ...............     5,000,000                5,086,400
       COP, St. Joseph Health System, Refunding, 5.25%, 7/01/21 ................    16,250,000               16,551,438
       COP, The Internext Group, 5.375%, 4/01/17 ...............................     9,000,000                9,078,480
       COP, The Internext Group, 5.375%, 4/01/30 ...............................    60,480,000               57,310,243
    aLease Revenue, Special Facilities, United Airlines,
        Series A, 5.70%, 10/01/33 ..............................................    61,325,000               22,877,905
       MFHR, Borregas Court Project, Series J, GNMA Secured,
        6.30%, 3/20/39 .........................................................     7,453,000                8,123,994
       MFHR, Series E, FNMA Insured, 6.40%, 6/01/28 ............................     8,000,000                8,397,040
       Revenue, 5.50%, 10/01/33 ................................................    45,465,000               45,917,377
       Revenue, East Campus Apartmens LLC, Series A,
        5.625%, 8/01/34 ........................................................    25,000,000               25,812,750
       Water and Wastewater Revenue, Pooled Financing Program,
        Series B, FSA Insured, 5.65%, 10/01/26 .................................     5,000,000                5,457,800
       Water Revenue, Refunding, Series A, 6.10%, 7/01/21 ......................     4,615,000                4,799,646
     California Statewide CDA. Revenue, East Campus
      Apartments LLC, Series A, 5.50%, 8/01/22 .................................    11,000,000               11,430,100
     California Valley HFAR, Home Mortgage, MBIA Insured,
      5.65%, 2/01/27 ...........................................................    20,000,000               20,521,600

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2003 (CONT.)


                                                                                   PRINCIPAL
                                                                                     AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     Camarillo COP, Capital Improvement Corp., ETM,
      7.625%, 4/01/08 ..........................................................  $  2,975,000          $     3,379,273
     Campbell Housing Facility Revenue, San Tomas Gardens
      Project, Series A, 6.625%, 10/20/34 ......................................     5,615,000                5,801,755
     Campbell RDA, Tax Allocation, Central Campbell
      Redevelopment Project, Series A, 6.00%, 10/01/33 .........................     5,000,000                5,185,200
     Camrosa Water District COP, Water System Improvement
      Projects, MBIA Insured, 6.00%, 1/15/20 ...................................     5,120,000                5,648,589
     Capistrano Bay Park and Recreation District COP,
      Special Lease Finance, Series Q, 6.35%, 8/01/12 ..........................     2,800,000                2,838,808
     Castaic Lake Water Agency COP, Water System Improvement
      Project, Refunding, Series A, MBIA Insured,
       6.125%, 8/01/15 .........................................................    11,540,000               12,432,965
       6.00%, 8/01/18 ..........................................................     5,345,000                5,742,454
     Cathedral City PFAR, Tax Allocation, Redevelopment
      Projects, Refunding, Series A, MBIA Insured,
      5.70%, 8/01/24 ...........................................................    11,210,000               12,254,324
     Central California Joint Powers Health Financing
      Authority COP, Community Hospitals of Central California, 6.00%,
       2/01/20 .................................................................     5,000,000                5,203,750
       2/01/30 .................................................................    25,650,000               26,336,651
     Central California Joint Powers Health Financing
      Authority, COP, Community Hospitals of Central California,
       5.625%, 2/01/21 .........................................................     6,750,000                6,756,413
       5.75%, 2/01/31 ..........................................................    17,820,000               17,769,213
     Cerritos PFAR, Tax Allocation Redevelopment Project,
      Series A, AMBAC Insured, 5.00%, 11/01/22 .................................     6,675,000                7,005,880
     Chaffey Community College District COP, Pre-Refunded,
      7.40%, 11/01/14 ..........................................................     5,000,000                5,587,900
     Chaffey UHSD, GO, Series B, FGIC Insured, 5.00%, 8/01/25 ..................     5,000,000                5,112,450
     Chico RDAR, COP, Insured Health Facilities, Sierra Sunrise Lodge,
       6.80%, 2/01/11 ..........................................................     3,765,000                3,793,200
       6.75%, 2/01/21 ..........................................................     2,800,000                2,820,692
     Childrens Trust Fund Tobacco Settlement Revenue,
      Asset Backed Bonds, Refunding,
       5.50%, 5/15/39 ..........................................................    12,500,000               11,359,500
       5.625%, 5/15/43 .........................................................    25,500,000               23,198,370
     Chino RDA, Tax Allocation, Central City Redevelopment
      Project, 7.00%, 9/01/22 ..................................................     9,980,000               10,327,104
     Chino USD, COP, Land Acquisition, Series A, FSA Insured,
       6.60%, 9/01/14 ..........................................................       405,000                  436,278
       6.70%, 9/01/29 ..........................................................     2,880,000                3,106,454
     Claremont RDA, Tax Allocation, Consolidated Redevelopment
      Project, Refunding., 5.50%, 8/01/23 ......................................     4,950,000                5,131,220
     Clayton 1915 Act, Limited Obligation, Contra Costa County,
      Oakhurst Country Club,
       8.25%, 9/02/03 ..........................................................        50,000                   50,814
       8.30%, 9/02/04 ..........................................................        70,000                   73,032
       8.30%, 9/02/05 ..........................................................        80,000                   83,444
       8.35%, 9/02/06 ..........................................................        80,000                   83,484
       8.35%, 9/02/07 ..........................................................        95,000                   98,823
       8.375%, 9/02/08 .........................................................       100,000                  103,996
       8.375%, 9/02/09 .........................................................       115,000                  119,502
       8.40%, 9/02/10 ..........................................................        15,000                   15,582
       8.40%, 9/02/11 ..........................................................       120,000                  124,589
       8.40%, 9/02/12 ..........................................................       130,000                  134,934
       8.40%, 9/02/13 ..........................................................       150,000                  155,705
     Coachella Valley USD, COP, 8.25%, 9/01/12 .................................     5,490,000                5,540,837
     Colusa County COP, ABAG Finance Corp., Series B,
      7.00%, 2/01/18 ...........................................................     1,555,000                1,579,211
     Commerce Joint Powers Financing Authority Lease Revenue,
      Community Center, Series A, 6.25%, 10/01/22 ..............................     4,000,000                4,273,680
     Commerce Refuse to Energy Authority Revenue, Refunding,
      Series 1994, 8.75%, 7/01/10 ..............................................    26,345,000               28,296,901

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2003 (CONT.)

                                                                                   PRINCIPAL
                                                                                     AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     Compton COP, Civic Center and Capital Improvement,
      Refunding, Series A, 5.50%, 9/01/15 ......................................  $  5,000,000          $     5,352,750
     Compton CRDA, Tax Allocation, Series 1, FSA Insured,
      6.75%, 8/01/13 ...........................................................     5,825,000                6,439,130
     Compton Sewer Revenue, Pre-Refunded, 6.75%, 7/01/23 .......................     4,535,000                4,687,149
     Concord RDA, Tax Allocation, Central Concord Redevelopment
      Project, Refunding, Sub Series A, 6.00%, 7/01/19 .........................     8,395,000                8,609,576
     Contra Costa Community College District GO, Election 2002,
      FGIC Insured, 5.00%, 8/01/26 .............................................    11,700,000               11,970,738
     Contra Costa County COP, Merrithew Memorial Hospital
      Project, Refunding, MBIA Insured, 5.50%, 11/01/22 ........................    11,000,000               11,905,630
     Contra Costa County MFHR, Byron Park Project, Refunding,
      Series C, GNMA Secured, 6.40%, 1/20/31 ...................................     5,930,000                6,243,519
     Contra Costa Transportation Authority Revenue, Sales Tax, Series A,
       ETM, 6.875%, 3/01/07 ....................................................    13,900,000               15,711,031
       FGIC Insured, ETM, 6.50%, 3/01/09 .......................................     1,000,000                1,181,690
     Corcoran Hospital District Revenue, Series A,
      6.55%, 7/01/12 ...........................................................     1,040,000                1,052,667
     Corona 1915 Act, AD No. 79-2, Northeast Area, Series B, 7.85%,
       9/02/03 .................................................................       655,000                  668,703
       9/02/04 .................................................................       510,000                  534,873
     Corona COP,
       Corona Community Hospital Project, Pre-Refunded,
        9.425%, 9/01/20 ........................................................    15,000,000               21,060,300
      aVista Hospital System, Refunding, Series C,
        9.50%, 7/01/20 .........................................................    22,325,000                8,260,250
     Corona RDA, Tax Allocation, Redevelopment Project Area A,
      Refunding, Series A, FGIC Insured, 6.25%, 9/01/16 ........................     3,000,000                3,250,710
     Corona-Norco USD, Lease Revenue, Land Acquisition,
      Series A, FSA Insured, 6.00%, 4/15/29 ....................................    18,435,000               20,909,346
     CSAC Finance Corp. COP, Sutter County, Health Facilities
      Program, 7.80%, 1/01/21 ..................................................     2,100,000                2,117,178
     Culver City USD, GO, MBIA Insured, 5.75%, 8/01/36 .........................     5,000,000                5,495,150
     Desert Hot Springs RDA, Tax Allocation, Redevelopment
      Project No. 2, Series A, 6.625%, 9/01/20 .................................     1,230,000                1,212,805
     Desert Sands USD, COP, Capital Projects, FSA Insured,
      6.45%, 3/01/20 ...........................................................     6,820,000                7,550,831
     Duarte COP,
       Refunding, Series A, 5.25%, 4/01/24 .....................................     5,000,000                4,839,400
       Series A, 5.25%, 4/01/19 ................................................     5,000,000                4,936,100
       Series A, 5.25%, 4/01/31 ................................................    12,500,000               11,868,250
     East Side UHSD,
       GO, Santa Clara County, Series D, FGIC Insured,
        5.80%, 9/01/21 .........................................................     7,100,000                7,638,961
       Santa Clara County GO, Series B, FGIC Insured,
        5.00%, 8/01/27 .........................................................     5,810,000                5,949,033
     Eastern Municipal Water District Water and Sewer
      Revenue COP, Series B, FGIC Insured, 5.00%, 7/01/30 ......................    31,370,000               31,961,952
     El Cajon RDA, Tax Allocation, Redevelopment Project,
      Refunding, AMBAC Insured, 5.35%, 10/01/22 ................................    10,285,000               10,817,969
     El Camino Hospital District Revenue, Refunding,
      Series A, ETM, 7.25%, 8/15/09 ............................................     8,945,000               10,527,549
     El Centro Financing Authority Hospital Revenue,
      El Centro Regional Medical Center Project,
      5.25%, 3/01/26 ...........................................................     8,500,000                8,642,630
     El Dorado County Special Tax, CFD No. 1992-1,
      6.25%, 9/01/29 ...........................................................    19,825,000               20,424,310
     Emeryville PFA Revenue, Shellmound Park Redevelopment
      and Housing Project, Series B, MBIA Insured,
      5.00%, 9/01/28 ...........................................................    20,000,000               20,317,000
     Emeryville PFAR, Housing Increment Loan, 6.20%, 9/01/25 ...................     3,115,000                3,326,041
     Escondido COP, Wastewater Project, Refunding, AMBAC Insured,
       5.70%, 9/01/26 ..........................................................    13,465,000               14,675,773
       5.80%, 9/01/26 ..........................................................       400,000                  442,720
     Fairfield PFAR, Fairfield Redevelopment Projects,
      Series A, 7.80%, 8/01/19 .................................................     2,145,000                2,162,139
     Fillmore COP, Water System Improvement Project,
      AMBAC Insured, 7.70%, 5/01/19 ............................................     2,590,000                2,826,182
     Florin Resource Conservation District COP, Elk Grove
      Water Service, Refunding, Series A, MBIA Insured,
      5.00%, 3/01/33 ...........................................................     8,715,000                8,920,325
     Folsom PFAR, Local Agency, 8.00%, 10/01/18 ................................     7,480,000                7,538,419

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2003 (CONT.)


                                                                                   PRINCIPAL
                                                                                     AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     Fontana RDA, Tax Allocation, Jurupa Hills Redevelopment
      Project, Refunding, Series A, 5.50%, 10/01/27 ............................  $ 12,500,000          $    12,601,625
     Fontana USD, GO, Convertible Capital Appreciation,
      Series D, FGIC Insured, 5.80%, 5/01/17 ...................................     5,000,000                5,671,200
     Foothill/Eastern Corridor Agency Toll Road Revenue,
       Refunding, MBIA Insured, 5.75%, 1/15/40 .................................   395,510,000              399,271,300
       senior lien, Series A, 5.00%, 1/01/35 ...................................    15,955,000               14,606,324
       senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 .....................    95,675,000              111,468,072
       senior lien, Series A, Pre-Refunded, 6.00%, 1/01/34 .....................   123,695,000              141,889,298
     Fort Bragg RDAR, Tax Allocation, Fort Bragg Redevelopment
      Project, Series A, 6.875%, 5/01/18 .......................................     1,840,000                1,881,842
     Fortuna and Susanville Cities COP, Series B,
      7.375%, 9/01/17 ..........................................................     1,600,000                1,636,320
     Fresno Health Facilities Revenue, Holy Cross
      Health Systems Corp., MBIA Insured, 5.625%, 12/01/15 .....................     5,000,000                5,223,800
     Fresno RDAR, Tax Allocation, Mariposa Redevelopment
      Project, Series A, 6.625%, 2/01/23 .......................................     1,505,000                1,513,262
     Glendale USD, COP, Series A, AMBAC Insured,
      6.00%, 3/01/19 ...........................................................     7,250,000                7,664,410
     Hawaiian Gardens RDA, Tax Allocation, Project No. 1, Refunding,
       6.35%, 12/01/33 .........................................................    13,000,000               13,447,200
       ETM, 8.00%, 12/01/10 ....................................................     5,270,000                6,412,273
     Health Facilities Financing Authority Revenue,
      Paradise Valley Estates, 5.125%, 1/01/22 .................................     6,610,000                6,574,042
     Helix Water District COP, Installment Purchase,
      Series A, FSA Insured, 5.25%, 4/01/24 ....................................     8,925,000                9,322,877
     Hemet Valley Hospital District Revenue COP, Hemacinto
      Community Corp. Project, Series A, 7.75%, 5/01/19 ........................     2,335,000                1,799,701
     Hesperia PFAR, Highway and Street Improvement, Series A,
      6.10%, 10/01/10 ..........................................................     1,600,000                1,724,528
     Hollister RDA, Tax Allocation, Community Development Project,
      Series B, FSA Insured,
       6.625%, 10/01/07 ........................................................     1,905,000                1,972,399
       6.75%, 10/01/13 .........................................................     1,495,000                1,548,820
     Huntington Park PFA, Local Agency Revenue, Refunding,
      Series A, MBIA Insured, 6.45%, 9/01/22 ...................................    10,000,000               10,825,100
     Industry COP, Refunding, 6.625%, 6/01/06 ..................................    11,380,000               12,349,576
     Inglewood PFAR, La Cinega Redevelopment Project,
      Series A, AMBAC Insured, 6.00%, 5/01/16 ..................................     2,395,000                2,429,344
     Inland Empire Solid Waste Financing Authority Revenue,
       Landfill Improvement Financing Project, Series B,
        FSA Insured, ETM, 6.25%, 8/01/11 .......................................     5,000,000                5,956,900
       Landfill Improvement Financing Project, Series B,
        FSA Insured, Pre-Refunded, 6.00%, 8/01/16 ..............................     5,000,000                5,803,100
     Intercommunity Hospital Financing Authority COP,
      Northbay Healthcare System, Refunding, 5.25%, 11/01/19 ...................    10,550,000               10,760,895
     Irwindale CRDA, Tax Allocation,
       Individual Development Project, Pre-Refunded, 6.60%, 8/01/18 ............     1,630,000                1,851,484
       Individual Development Project, Pre-Refunded, 6.625%, 8/01/26 ...........     9,100,000               10,429,965
       senior lien, Refunding, FSA Insured, 5.75%, 8/01/26 .....................    10,220,000               11,303,627
     John C. Fremont Hospital District Health Facilities Revenue,
      6.75%, 6/01/23 ...........................................................     1,760,000                1,883,640
     Kern County Board of Education COP, Refunding, Series A,
      MBIA Insured, 5.20%, 5/01/28 .............................................     8,685,000                9,044,385
     Kern County Housing Authority SFMR, Series A, GNMA Secured,
       7.55%, 12/01/07 .........................................................        85,000                   87,125
       7.65%, 12/01/12 .........................................................       120,000                  123,108
       7.70%, 12/01/23 .........................................................       555,000                  565,895
       7.50%, 10/01/24 .........................................................       115,000                  116,973
     La Mirada RDA, Tax Allocation, Housing, Refunding, Series A,
      FSA Insured, 5.875%, 8/15/25 .............................................     7,100,000                7,691,643
     La Mirada SFMR, MBS, Series A, 7.65%, 4/01/24 .............................       755,000                  776,095
     La Palma Community Development Commission Tax Allocation,
      La Palma Community Development Project No. 1,
      6.10%, 6/01/22 ...........................................................     2,355,000                2,398,403
     La Quinta RDA Tax Allocation Revenue, Redevelopment Project
      Area No. 1, AMBAC Insured, 5.125%, 9/01/32 ...............................    10,825,000               11,198,246

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2003 (CONT.)


                                                                                   PRINCIPAL
                                                                                     AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     Lake Elsinore PFA, Tax Allocation Revenue,
       Lake Elsinore Redevelopment Projects, Series A, FSA Insured,
        5.80%, 9/01/25 .........................................................  $  6,750,000          $     6,967,620
       Series A, 5.50%, 9/01/30 ................................................    15,550,000               15,718,718
     Lakewood RDA, Tax Allocation, Redevelopment Project No.1,
      Refunding, Series A, FSA Insured, 6.50%, 9/01/17 .........................     2,850,000                2,920,139
     Lancaster RDA,
       RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16 ................         5,000                    8,155
       Tax Allocation, Amargosa Redevelopment Project, Refunding,
        MBIA Insured, 6.85%, 2/01/19 ...........................................     3,465,000                3,559,976
       Tax Allocation, Combined Redevelopment Project Areas,
        Housing Program, MBIA Insured, 5.80%, 8/01/23 ..........................     9,125,000                9,426,673
       Tax Allocation, Combined Redevelopment Project Areas,
        Sheriff's Program, MBIA Insured, 5.70%, 8/01/23 ........................    13,140,000               13,507,920
     Lemon Grove CDA, Tax Allocation, 1998 Refunding,
      5.75%, 8/01/28 ...........................................................     8,115,000                8,478,877
     Lemoore Financing Authority Lease Revenue, Water and
      Wastewater System Improvement Project, AMBAC Insured,
      6.20%, 12/01/20 ..........................................................     4,400,000                4,857,028
     Lemoore RDA, Tax Allocation, Refunding, 6.85%, 8/01/25 ....................     6,105,000                6,328,321
     Liberty UHSD, Series A, FSA Insured, 6.20%, 8/01/19 .......................     2,745,000                2,984,227
     Livermore-Amador Valley Water Management Agency Sewer Revenue,
      Series A, AMBAC Insured, 5.00%, 8/01/31 ..................................    18,350,000               18,686,539
     Local Medical Facilities Financing Authority COP, Insured
      California Health Clinic Project, 7.55%, 3/01/20 .........................     4,100,000                4,122,140
     Local Medical Facilities Financing Authority II COP, Insured
      California Health Clinic Project, 7.55%, 11/01/20 ........................     2,065,000                2,076,151
     Local Medical Facilities Financing Authority III COP, Insured
      California Health Clinic Project, 6.90%, 7/01/22 .........................     2,730,000                2,767,538
     Loma Linda Hospital Revenue, Loma Linda University Medical
      Center, Refunding, Series A, AMBAC Insured,
      6.55%, 12/01/18 ..........................................................    11,525,000               11,845,280
     Long Beach Bond Finance Authority Lease Revenue, Aquarium
      of the South Pacific, Refunding, AMBAC Insured,
      5.00%, 11/01/26 ..........................................................    20,000,000               20,473,200
     Long Beach California Board Finance Authority Lease Revenue,
      Temple and Willow Facility, Refunding, Series B,
      MBIA Insured, 5.00%, 10/01/27 ............................................    14,935,000               15,215,181
     Long Beach Harbor Revenue, MBIA Insured,
       5.375%, 5/15/20 .........................................................    12,000,000               12,584,400
       5.25%, 5/15/25 ..........................................................    10,500,000               10,744,860
     Long Beach HMR, Series A, 9.60%, 11/01/14 .................................       395,000                  398,784
     Los Angeles Community College District GO, Series A,
      MBIA Insured, 5.00%, 6/01/26 .............................................    69,275,000               70,736,703
     Los Angeles COP, Department of Public Social Services,
      Series A, AMBAC Insured, 5.50%,
       8/01/24 .................................................................     4,000,000                4,293,760
       8/01/31 .................................................................     5,000,000                5,345,200
     Los Angeles County COP,
       Antelope Valley Courthouse, Series A, AMBAC Insured,
        5.25%, 11/01/33 ........................................................     8,000,000                8,287,840
       Insured Health Clinic Program, Refunding, Series F,
        California Mortgage Insured, 5.875%, 1/01/21 ...........................     7,520,000                7,932,622
       Insured Health Clinic Program, Series A, California
        Mortgage Insured, 7.30%, 1/01/21 .......................................       965,000                  969,053
       Insured Health Clinic Program, Series B, 7.05%, 8/01/21 .................     3,550,000                3,593,772
       Marina del Rey, Series A, 6.50%, 7/01/08 ................................    21,615,000               22,252,643
       Series 1992, 6.625%, 7/01/22 ............................................     1,000,000                1,022,760
     Los Angeles County MTA, Sales Tax Revenue, Proposition A,
       First Tier, Refunding, Senior Series A, AMBAC Insured,
        5.00%, 7/01/26 .........................................................    13,000,000               13,244,140
       First Tier, Refunding, Senior Series A, MBIA Insured,
        5.25%, 7/01/27 .........................................................     7,840,000                8,148,504
       Refunding, Senior Series A, FSA Insured, 5.00%, 7/01/24 .................     5,000,000                5,129,950
       Refunding, Series A, FGIC Insured, 5.00%, 7/01/21 .......................   116,800,000              117,197,120
       Refunding, Series A, MBIA Insured, 5.625%, 7/01/18 ......................    10,060,000               10,372,564
       Second Tier, MBIA Insured, Pre-Refunded, 6.00%, 7/01/26 .................     9,200,000               10,606,312

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2003 (CONT.)


                                                                                   PRINCIPAL
                                                                                     AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     Los Angeles County Public Works Financing Authority Revenue,
      Multiple Capital Facilities Project, Series B,
      AMBAC Insured, 5.125%, 12/01/29 ..........................................  $ 26,905,000          $    27,597,266
     Los Angeles County Sanitation Districts Financing Authority
      Revenue, Capital Projects, Series A,
       5.00%, 10/01/23 .........................................................    25,750,000               25,794,548
       MBIA Insured, 5.25%, 10/01/19 ...........................................    30,000,000               31,006,200
       MBIA Insured, 5.00%, 10/01/23 ...........................................    10,000,000               10,027,000
     Los Angeles County Transportation Commission Lease Revenue,
      FSA Insured, 7.375%, 12/15/06 ............................................     7,500,000                7,549,125
     Los Angeles CRDA,
       Financing Authority Revenue, Pooled Financing, Beacon Normandie,
        Series B, 6.625%, 9/01/14 ..............................................     1,065,000                1,084,170
       MFHR, Angelus Plaza Project, Refunding, Series A,
        6.40%, 7/01/23 .........................................................     5,825,000                5,951,170
       Tax Allocation, Bunker Hill, Refunding, Series H,
        FSA Insured, 5.625%, 12/01/18 ..........................................    20,000,000               20,903,400
       Tax Allocation, Bunker Hill, Refunding, Series H,
        FSA Insured, 5.625%, 12/01/23 ..........................................    50,090,000               52,080,076
       Tax Allocation, Bunker Hill, Refunding, Series H,
        FSA Insured, 5.60%, 12/01/28 ...........................................    27,900,000               28,990,611
       Tax Allocation, Series G, ETM, 6.75%, 7/01/10 ...........................     8,060,000                8,163,571
     Los Angeles Department of Airports Revenue, Ontario
      International Airport, Series A, FGIC Insured, 6.00%, 5/15/26 ............    10,000,000               10,920,700
     Los Angeles Department of Water and Power Electric Plant Revenue,
       MBIA Insured, 5.875%, 9/01/30 ...........................................    13,670,000               14,196,158
       Refunding, MBIA Insured, 5.375%, 9/01/23 ................................    53,550,000               55,161,855
       Refunding, MBIA Insured, 5.875%, 9/01/30 ................................    17,765,000               18,448,775
       Refunding, Second Issue, 5.40%, 11/15/31 ................................    14,500,000               14,884,105
       Series 1993, MBIA Insured, 5.375%, 9/01/23 ..............................     4,140,000                4,252,277
     Los Angeles Department of Water and Power Waterworks
      Revenue, Refunding, Series 1993, 5.80%, 4/15/24 ..........................    10,520,000               10,746,916
     Los Angeles Department Water and Power Electric Plant Revenue,
      5.875%, 9/01/30 ..........................................................    25,415,000               26,328,161
     Los Angeles Harbor Department Revenue,
       Refunding, Series A, AMBAC Insured, 5.00%, 8/01/25 ......................    15,000,000               15,337,350
       Series B, 6.125%, 8/01/18 ...............................................    24,810,000               27,765,119
       Series B, 6.20%, 8/01/22 ................................................    59,835,000               66,900,317
       Series B, 5.375%, 11/01/23 ..............................................     7,460,000                7,739,302
       Series B, MBIA Insured, 6.20%, 8/01/25 ..................................    35,690,000               39,904,275
     Los Angeles MFHR, Refunding, Senior Series G, FSA Insured,
      5.75%, 1/01/24 ...........................................................     6,815,000                6,950,933
     Los Angeles USD GO, Series A, MBIA Insured, 5.00%, 1/01/28 ................   202,000,000              206,702,560
     Los Angeles USD,
       COP, Administration Building Project, Series B, AMBAC
        Insured, 5.00%, 10/01/31 ...............................................    28,210,000               28,737,527
       COP, Land Acquisition Program I, Series A, FSA Insured,
        5.25%, 4/01/21 .........................................................     8,180,000                8,253,538
       Series B, FGIC Insured, 5.00%, 7/01/23 ..................................     5,000,000                5,140,300
     Los Angeles Wastewater System Revenue,
       Refunding, MBIA Insured, 5.00%, 6/01/25 .................................    28,285,000               28,916,604
       Refunding, MBIA, Insured, 5.00%, 6/01/26 ................................    61,200,000               62,467,452
       Refunding, MBIA Insured, 5.00%, 6/01/27 .................................    49,260,000               50,240,274
       Refunding, Series A, FGIC Insured, 5.00%, 6/01/32 .......................     6,000,000                6,118,920
       Refunding, Series A, MBIA Insured, 5.80%, 6/01/21 .......................    35,505,000               36,483,873
       Refunding, Series D, FGIC Insured, 6.00%, 11/01/14 ......................     8,000,000                8,367,200
       Series A, FGIC Insured, 5.00%, 6/01/28 ..................................     8,245,000                8,388,381
       Series A, FSA Insured, 4.875%, 6/01/29 ..................................    57,010,000               57,465,510
       Series A, MBIA Insured, 5.875%, 6/01/24 .................................    45,400,000               48,376,878
       Series B, MBIA Insured, 5.70%, 6/01/23 ..................................    75,720,000               77,600,128

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2003 (CONT.)


                                                                                   PRINCIPAL
                                                                                     AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     Los Angeles Water and Power Revenue, Power System,
       Refunding, Series A, MBIA Insured, 5.00%, 7/01/24 .......................  $  2,000,000          $     2,042,860
       Series A, 5.25%, 7/01/24 ................................................     5,000,000                5,134,450
     Lynwood PFA, Tax Allocation, Project Area A, Refunding,
      Series A, FSA Insured, 5.90%, 9/01/28 ....................................     6,470,000                7,244,136
     Lynwood RDA, Tax Allocation, Project Area, Series A,
      Pre-Refunded, 6.50%, 7/01/13 .............................................     5,485,000                5,628,378
     Madera County COP, Valley Children's Hospital, MBIA Insured,
       5.00%, 3/15/23 ..........................................................     8,500,000                8,679,775
       5.75%, 3/15/28 ..........................................................    27,500,000               29,736,300
     Madera USD, COP, 6.50%, 12/01/07 ..........................................     1,250,000                1,285,025
     Madera-Chowchilla Power Authority Hydroelectric Revenue,
      Refunding, 8.00%, 1/01/14 ................................................     2,060,000                2,043,685
     Manhattan Beach COP, Metlox Public Improvements,
      5.00%, 1/01/33 ...........................................................     6,575,000                6,686,183
     Marysville Hospital Revenue, Fremont Rideout Health,
      Refunding, Series A, AMBAC Insured, 5.00%, 1/01/22 .......................     5,000,000                5,198,200
     Merced Irrigation District COP, Water Facilities Project,
      6.40%, 11/01/10 ..........................................................     3,580,000                3,760,074
     Metropolitan Water District Southern California Waterworks Revenue,
       Series A, 5.00%, 7/01/26 ................................................    49,325,000               50,197,066
       Series C, 5.00%, 7/01/37 ................................................    26,780,000               27,023,430
     Mid-Peninsula Regional Open Space District COP, Special
      District Association Finance Corp., 5.75%, 9/01/20 .......................     5,200,000                5,352,412
     Milpitas RDA, Tax Allocation, Redevelopment Project Area No. 1,
      MBIA Insured,
       5.40%, 1/15/17 ..........................................................    12,155,000               13,156,694
       5.50%, 1/15/24 ..........................................................    11,790,000               12,650,552
     Milpitas USD, FGIC Insured, 5.875%, 9/01/24 ...............................    11,970,000               13,155,150
     Modesto Irrigation District COP,
       Capital Improvements, Series A, FSA Insured, 5.00%, 7/01/31 .............     7,790,000                7,938,633
       Refunding and Capital Improvements, Series B, 5.30%, 7/01/22 ............     4,770,000                4,789,462
     Modesto PFA Lease Revenue, Capital Improvements and
      Refinancing Project, AMBAC Insured, 5.125%, 9/01/33 ......................     5,535,000                5,685,275
     Mojave Water Agency COP, Supplemental Water Entitlement,
      MBIA Insured, 5.55%, 9/01/22 .............................................    10,005,000               10,977,786
     Montclair RDA, Tax Allocation, Redevelopment Project No. IV,
      6.90%, 10/01/22 ..........................................................     1,645,000                1,685,039
     Monterey County COP, Natividad Medical Center Improvement
      Project, Series C, MBIA Insured, Pre-Refunded,
       6.50%, 8/01/15 ..........................................................     3,500,000                3,989,055
       6.60%, 8/01/23 ..........................................................    13,250,000               15,131,765
     Moreno Valley Special Tax, Towngate Community Facilities 87-1,
      Refunding, Series A, FSA Insured, 5.875%,
      12/01/15 .................................................................     5,830,000                5,989,509
     Moreno Valley USD, COP, Refunding, FSA Insured,
       5.60%, 3/01/17 ..........................................................     5,000,000                5,432,050
       5.70%, 3/01/27 ..........................................................    15,000,000               16,264,650
     Mountain View Shoreline Regional Park, Community Tax Allocation,
      Series A, MBIA Insured, 5.75%, 8/01/18 ...................................     9,605,000                9,832,446
     M-S-R Public Power Agency San Juan Project Revenue,
       Refunding, Series F, AMBAC Insured, 6.00%, 7/01/20 ......................    10,750,000               11,080,025
       Series E, MBIA Insured, 6.00%, 7/01/22 ..................................     6,330,000                6,384,755
     Murrieta COP, Road Improvement Project, 6.00%, 4/01/27 ....................     8,600,000                9,145,584
     Napa Housing Facility Revenue, Napa Park Apartments, Series A,
      GNMA Secured, 6.35%, 6/20/35 .............................................     6,125,000                6,391,070
     Napa Mortgage Revenue, Creekside II Apartments Project,
      Refunding, Series A, MBIA Insured, 6.625%, 7/01/25 .......................     2,000,000                2,054,900
     Needles PFAR, Tax Allocation, Redevelopment Project,
      Series A, 7.50%, 8/15/22 .................................................     1,580,000                1,608,045
     Nevada Power Authority Revenue, Bowman Hydroelectric
      Project, Refunding, 7.50%, 5/01/13 .......................................     6,050,000                6,260,298
     Norco RDA, Tax Allocation, Area No. One, Refunding,
      MBIA Insured, 5.125%, 3/01/30 ............................................    13,515,000               13,997,891

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2003 (CONT.)


                                                                                   PRINCIPAL
                                                                                     AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     North City West School Facilities Financing Authority
      Special Tax, CFD No. 1, Series C, AMBAC Insured, 5.30%,
       9/01/22 .................................................................  $ 10,000,000          $    10,617,300
       9/01/27 .................................................................     9,900,000               10,392,624
     Northern California Power Agency Multiple Capital Facilities
      Revenue, Refunding, Series A, AMBAC Insured,
      5.00%, 8/01/25 ...........................................................    19,250,000               19,661,180
     Northern California Public Power Agency Revenue, Hydroelectric
      Project No. 1, Refunding, Series A, MBIA Insured,
       5.125%, 7/01/23 .........................................................     7,420,000                7,749,300
       5.50%, 7/01/24 ..........................................................    10,000,000               10,268,300
       5.00%, 7/01/28 ..........................................................    15,975,000               16,255,361
       5.20%, 7/01/32 ..........................................................    43,675,000               45,369,590
     Oakland HFR,
       Issue D-1, 7.10%, 1/01/10 ...............................................     1,355,000                1,369,173
       Issue D-2, 7.15%, 1/01/24 ...............................................     3,040,000                3,071,798
     Oakland Joint Powers Financing Authority Lease Revenue, Oakland
      Administration Buildings, AMBAC Insured,
      5.75%, 8/01/26 ...........................................................    24,895,000               27,422,340
     Oakland Revenue, 1800 Harrison Foundation,
       Refunding, Series A, AMBAC Insured, 6.00%, 1/01/29 ......................    13,825,000               15,427,041
       Series B, AMBAC Insured, 6.00%, 1/01/29 .................................    13,470,000               15,041,949
     Oceanside Building Authority Revenue, Refunding, 7.75%,
      11/01/04 .................................................................     1,600,000                1,690,480
     Oceanside COP,
       Oceanside Civic Center Project, Refunding, MBIA Insured,
        5.75%, 8/01/15 .........................................................     5,000,000                5,550,150
       Refunding, Series A, 6.375%, 4/01/12 ....................................     4,435,000                4,523,700
       Refunding, Series A, 6.625%, 4/01/23 ....................................     9,000,000                9,180,000
       Wastewater Systems Plan, Refunding, AMBAC Insured,
        5.80%, 5/01/21 .........................................................     4,500,000                4,604,625
       Water System Project, Refunding, AMBAC Insured,
        5.80%, 8/01/21 .........................................................     4,750,000                4,912,545
     Olivenhain Municipal Water District 1915 Act, AD No. 96-1,
      MBIA Insured, 5.45%, 9/02/27 .............................................    10,975,000               11,503,995
     Orange Community Facilities District Special Tax, No. 91-2,
       6.15%, 10/01/23 .........................................................     6,225,000                6,420,652
       6.25%, 10/01/30 .........................................................     7,910,000                8,123,254
     Orange County Airport Revenue, Refunding, MBIA Insured,
      5.625%, 7/01/12 ..........................................................     5,000,000                5,560,550
     Orange County Development Agency Tax Allocation, Santa Ana
      Heights Area Project, Refunding, 6.125%, 9/01/23 .........................     6,500,000                6,688,890
     Orange County Recovery COP, Series A, MBIA Insured,
      5.80%, 7/01/16 ...........................................................    10,380,000               11,597,470
     Orange County Recovery, Refunding, Series A, MBIA Insured,
      5.75%, 6/01/15 ...........................................................    79,010,000               87,652,114
     Orange County Water District COP, Refunding, Series A,
      5.50%, 8/15/14 ...........................................................     9,430,000                9,742,227
     Orange County Water District Revenue, COP, Series B,
      MBIA Insured, 5.00%, 8/15/34 .............................................     6,000,000                6,106,560
     Orange RDA, Tax Allocation Revenue, Northwest Redevelopment
      Project, Refunding, Series B, 5.70%, 10/01/23 ............................     8,530,000                8,772,252
     Oroville Wyandotte Irrigation District Revenue, Hydroelectric
      Sly Creek Power, Refunding, 6.20%, 1/01/09 ...............................     6,085,000                6,145,242
     Oxnard Harbor District Revenue, ACA Insured, 5.60%, 8/01/19 ...............    10,820,000               11,149,902
     Palm Desert Financing Authority Lease Revenue, Blythe County
      Administrative Project, 6.625%, 8/01/26 ..................................     5,020,000                5,377,575
     Palm Desert Financing Authority Tax Allocation Revenue,
       Project Area No. 1, Refunding, MBIA Insured, 5.625%, 4/01/23 ............    13,000,000               14,151,020
       Project Area No. 1, Series A, MBIA Insured, 5.95%, 4/01/24 ..............    15,075,000               16,614,459
       MBIA Insured, 5.00%, 8/01/33 ............................................    11,475,000               11,707,369
     Palm Springs COP, Multiple Capital Facilities Project,
      Refunding, AMBAC Insured, 5.75%, 4/01/27 .................................    11,570,000               12,779,759
     Palmdale Civic Authority Revenue, Merged Redevelopment
      Project Areas, Refunding, Series A, MBIA Insured,
      6.15%, 9/01/24 ...........................................................     4,730,000                5,081,865

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2003 (CONT.)


                                                                                   PRINCIPAL
                                                                                     AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     Palmdale CRDA, Tax Allocation,
       Merged Redevelopment Project, Refunding, MBIA Insured,
        5.00%, 9/01/28 .........................................................  $ 17,500,000          $    17,813,600
       Merged Redevelopment Project, Refunding, MBIA Insured,
        5.00%, 9/01/34 .........................................................     6,980,000                7,096,357
       Series A, MBIA Insured, 5.75%, 9/01/27 ..................................    10,435,000               11,611,129
     Palmdale School District COP, 7.40%, 8/01/20 ..............................       495,000                  497,430
     Palomar Community College District COP, Building Acquisition
      Project, Connie Lee Insured, Pre-Refunded,
      6.75%, 10/01/19 ..........................................................     4,210,000                4,646,451
     Paramount RDA, Tax Allocation, Custodial Receipts, MBIA Insured,
      6.25%, 8/01/23 ...........................................................    22,070,000               22,821,263
     Pasadena COP, Art Center College of Design, Connie Lee Insured,
      6.50%, 12/01/19 ..........................................................     8,250,000                9,147,518
     Pasadena Water Revenue, 6.00%, 7/01/13 ....................................     4,000,000                4,122,520
     Perris PFAR,
       Special Tax, Series A, ETM, 7.55%, 9/01/03 ..............................       110,000                  112,853
       Special Tax, Series A, ETM, 7.60%, 9/01/04 ..............................       120,000                  122,784
       Special Tax, Series A, ETM, 7.60%, 9/01/05 ..............................       125,000                  127,926
       Special Tax, Series A, ETM, 7.80%, 9/01/19 ..............................     1,090,000                1,114,253
       Tax Allocation, Series A, 5.75%, 10/01/31 ...............................     5,000,000                5,187,500
     Perris Special Tax,
       CFD No. 8, Series A, Pre-Refunded, 8.30%, 9/01/18 .......................     6,040,000                6,640,859
       CFD No. 91-1, 8.75%, 9/01/21 ............................................     5,395,000                5,479,863
     Petaluma Community Development Commission MFR, Park Lane
      Apartments, Series A, 6.875%, 11/20/34 ...................................     4,800,000                4,980,048
     Pittsburg PFA, Water Revenue, MBIA Insured, 5.50%, 6/01/27 ................     2,980,000                3,224,092
     Placentia COP, RDA, Refunding, Series A, 6.90%, 1/01/14 ...................     1,770,000                1,857,668
     Placer Hills Union Elementary School District COP, Convertible
      Capital Appreciation, Series B, 7.125%, 3/01/19 ..........................       510,000                  542,859
     Placer Union High School District COP, Capital Appreciation,
      Series A, 7.125%, 3/01/19 ................................................     2,095,000                2,229,981
     Pleasanton COP, Capital Improvements, 6.70%, 10/01/11 .....................     2,180,000                2,217,409
     Pomona PFAR, Refunding, Series P, 5.75%, 10/01/15 .........................     6,490,000                6,995,506
     Pomona RDA, Tax Allocation, Southwest Pomona Redevelopment
      Project, ETM, 11.45%, 1/01/07 ............................................     7,405,000                8,993,817
     Port Hueneme RDA, Tax Allocation, R-76 Project, Refunding,
      6.50%, 5/01/23 ...........................................................     2,865,000                2,928,259
     Port of Oakland Revenue,
       AMT, Series L, FGIC Insured, 5.375%, 11/01/27 ...........................    25,000,000               26,072,750
       Series J, MBIA Insured, 5.50%, 11/01/26 .................................     7,000,000                7,524,300
     Port of Oakland Special Facilities Revenue,
      Mitsui O.S.K. Lines Ltd., Series A,
       6.70%, 1/01/07 ..........................................................     6,100,000                6,173,444
       6.75%, 1/01/12 ..........................................................     4,890,000                4,943,252
       6.80%, 1/01/19 ..........................................................     5,030,000                5,106,255
     Porterville COP, Infrastructure Financing Project, AMBAC
      Insured, 5.00%, 7/01/28 ..................................................    10,430,000               10,613,047
     Poway COP, Royal Mobile Home Park Project, Refunding, FSA Insured,
       5.875%, 8/01/15 .........................................................     6,250,000                6,887,000
       6.00%, 8/01/20 ..........................................................     5,400,000                5,934,330
       6.00%, 8/01/28 ..........................................................    15,000,000               16,408,650
     Poway RDA, Tax Allocation, Parguay Redevelopment Project,
      sub. notes, Refunding, FGIC Insured,
       5.50%, 12/15/23 .........................................................    23,000,000               23,920,460
       5.75%, 12/15/26 .........................................................     8,000,000                8,322,400
     Puerto Rico Commonwealth GO,
       Public Improvements, Series A, 5.00%, 7/01/27 ...........................    26,750,000               26,826,505
       Public Improvement, Series A, 5.125%, 7/01/31 ...........................   142,925,000              144,301,368

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2003 (CONT.)


                                                                                   PRINCIPAL
                                                                                     AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     Puerto Rico Commonwealth Highway and Transportation Authority
      Highway Revenue, Series Y, 5.00%, 7/01/36 ................................  $ 63,000,000          $    63,116,550
     Puerto Rico Commonwealth Highway and Transportation Authority
      Transportation Revenue,
       Series A, MBIA Insured, 5.00%, 7/01/38 ..................................   116,975,000              119,749,647
       Series B, MBIA Insured, 6.00%, 7/01/31 ..................................    13,000,000               15,532,790
       Series B, Pre-Refunded, 6.00%, 7/01/39 ..................................    13,200,000               15,819,276
       Series D, 5.375%, 7/01/36 ...............................................    45,000,000               46,468,800
       Series D, 5.75%, 7/01/41 ................................................    20,000,000               21,698,800
     Puerto Rico Commonwealth Infrastructure Financing Authority
      Special Tax Revenue, Series A, AMBAC Insured,
      5.00%, 7/01/28 ...........................................................    10,000,000               10,229,000
     Puerto Rico Electric Power Authority Revenue,
       Series DD, MBIA Insured, 5.00%, 7/01/28 .................................    23,250,000               23,815,905
       Series II, 5.25%, 7/01/31 ...............................................    48,000,000               49,220,160
     Puerto Rico Industrial Tourist Educational Medical and
      Environmental Control Facilities Revenue, Cogen Facilities,
      AES Puerto Rico Project, 6.625%, 6/01/26 .................................     6,800,000                6,990,944
     Puerto Rico PBA Revenue, Government Facilities, Series D,
      5.375%, 7/01/33 ..........................................................   100,000,000              103,640,000
     Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation,
      Series E,
       5.50%, 8/01/29 ..........................................................   139,995,000              145,741,795
       5.75%, 8/01/30 ..........................................................    50,000,000               53,957,500
     Rancho Cucamonga RDA, Tax Allocation, Rancho Redevelopment
      Project, Set-Aside Housing, MBIA Insured,
      5.25%, 9/01/21 ...........................................................     8,330,000                8,859,288
     Rancho Cucamonga, Palmdale, Potterville and Colton HFA, SFMR,
      Series 1986, GNMA Secured, 7.55%, 8/01/18 ................................     1,400,000                1,452,752
     Rancho Murieta Community Services District 1915 Act, ID No. 1,
       8.30%, 9/02/03 ..........................................................       745,000                  761,956
       8.40%, 9/02/04 ..........................................................       750,000                  787,613
       8.40%, 9/02/05 ..........................................................       735,000                  771,669
       8.40%, 9/02/06 ..........................................................       750,000                  782,820
     Redlands USD, COP, Series A, FSA Insured,
       6.15%, 9/01/11 ..........................................................       505,000                  507,308
       6.25%, 9/01/27 ..........................................................     4,160,000                4,179,427
     Rialto COP, FSA Insured, 5.75%, 2/01/22 ...................................     2,715,000                3,003,224
     Rialto RDA, Tax Allocation, Agua Mansa Redevelopment Project,
      Pre-Refunded, 6.75%, 3/01/24 .............................................     3,500,000                3,747,380
     Richmond Joint Powers Financing Authority Revenue Lease,
      Series A, MBIA Insured, 5.00%, 2/01/26 ...................................     6,500,000                6,643,845
     Richmond Joint Powers Financing Authority Revenue, Lease,
      Series A, MBIA Insured, 5.00%, 2/01/31 ...................................     7,000,000                7,134,680
     Riverside County Asset Leasing Corp. Leasehold Revenue,
      Hospital Project, Series A,
       6.375%, 6/01/09 .........................................................    23,000,000               23,653,430
       6.50%, 6/01/12 ..........................................................    20,125,000               24,294,498
     Riverside County Board of Education COP, Capital Appreciation Financing
      Projects, Series A, 6.65%, 11/01/17 ......................................     7,945,000                8,056,548
     Riverside County COP,
       Family Law Court Project, MBIA Insured, 5.75%, 11/01/27 .................     5,295,000                5,909,008
       Historic Courthouse, MBIA Insured, 5.875%, 11/01/27 .....................     6,000,000                6,727,260
     Riverside County Flood Control and Water Conservation District
      Elsinore Valley AD, Zone 3, 7.875%,
       9/01/03 .................................................................       165,000                  169,646
       9/01/04 .................................................................       180,000                  195,746
       9/01/05 .................................................................       190,000                  217,208
       9/01/06 .................................................................       205,000                  244,516
       9/01/07 .................................................................       225,000                  275,733

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2003 (CONT.)


                                                                                   PRINCIPAL
                                                                                     AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     Riverside County Flood Control and Water Conservation District Elsinore
      Valley AD, Zone 3, 7.875%, (cont.)
       9/01/08 .................................................................  $    240,000          $       300,754
       9/01/09 .................................................................       260,000                  329,937
       9/01/10 .................................................................       280,000                  359,346
       9/01/11 .................................................................       305,000                  395,027
       9/01/12 .................................................................       325,000                  423,839
       9/01/13 .................................................................       350,000                  460,338
       9/01/14 .................................................................       380,000                  503,515
       9/01/15 .................................................................       410,000                  549,810
       9/01/16 .................................................................       440,000                  593,626
       9/01/17 .................................................................       475,000                  643,620
     Riverside County Housing Authority Revenue, Breezewood
      Apartment Project, Refunding, Series C, 6.40%,
      6/01/28 ..................................................................     4,815,000                4,720,722
     Riverside County PFA,
       COP, 5.75%, 5/15/19 .....................................................     3,500,000                3,517,745
       COP, 5.80%, 5/15/29 .....................................................    14,230,000               14,256,326
       Tax Allocation Revenue, Redevelopment Projects,
        Series A, 5.625%, 10/01/33 .............................................    11,225,000               11,461,174
     Riverside County RDA, Tax Allocation,
       Jurupa Valley Proect Area, AMBAC Insured, 5.00%, 10/01/28 ...............    15,535,000               15,904,578
       Jurupa Valley Project Area, AMBAC Insured, 5.125%, 10/01/35 .............    17,035,000               17,586,593
     Riverside County SFMR,
       Series A, GNMA Secured, 7.20%, 10/01/24 .................................       925,000                  957,967
       Series B, GNMA Secured, 7.60%, 11/01/19 .................................       190,000                  195,413
     Riverside MFHR, Palm Shadows Apartments, Series A, FNMA
      Insured, 6.50%, 1/01/18 ..................................................     3,940,000                3,955,051
     Riverside RDA, Tax Allocation, Merged Redevelopment Project,
      Series A, MBIA Insured, 5.625%, 8/01/23 ..................................     6,000,000                6,141,420
     Rohnert Park HFAR, Rancho Feliz Mobile Home Park, FSA Insured,
      5.375%, 12/01/26 .........................................................     8,380,000                8,505,113
     Roseville 1915 Act,
       North Roseville Rocklin District No. 88-3, Refunding,
        8.15%, 9/02/03 .........................................................       130,000                  131,830
       North Roseville Rocklin District No. 88-3, Refunding,
        8.20%, 9/02/04 .........................................................       140,000                  145,566
       North Roseville Rocklin District No. 88-3, Refunding,
        8.20%, 9/02/05 .........................................................       150,000                  156,174
       North Roseville Rocklin District No. 88-3, Refunding,
        8.20%, 9/02/06 .........................................................       160,000                  166,872
       North Roseville Rocklin District No. 88-3, Refunding,
        8.25%, 9/02/07 .........................................................       180,000                  187,094
       North Roseville Rocklin District No. 88-3, Refunding,
        8.25%, 9/02/08 .........................................................       190,000                  197,497
       North Roseville Rocklin District No. 88-3, Refunding,
        8.25%, 9/02/09 .........................................................       160,000                  166,184
       Rocky Ridge Harding District No. 88-4, Refunding,
        8.15%, 9/02/03 .........................................................       280,000                  283,942
       Rocky Ridge Harding District No. 88-4, Refunding,
        8.20%, 9/02/04 .........................................................       300,000                  311,928
       Rocky Ridge Harding District No. 88-4, Refunding,
        8.20%, 9/02/05 .........................................................       320,000                  333,171
     Sacramento 1915 Act, Special Assessment,
       North Natomas AD No. 88-3, 8.20%, 9/02/10 ...............................       760,000                  787,079
       North Natomas AD No. 88-3, 8.20%, 9/02/11 ...............................     1,685,000                1,743,823
       North Natomas AD No. 88-3, 8.25%, 9/02/12 ...............................     2,180,000                2,255,537
       North Natomas AD No. 88-3, 8.25%, 9/02/13 ...............................     2,360,000                2,441,396
       North Natomas, AD No. 88-3, 8.25%, 9/02/14 ..............................     2,545,000                2,632,243
     Sacramento City Financing Authority Revenue,
       Capital Improvement, Series A, AMBAC Insured,
        5.00%, 12/01/32 ........................................................    26,250,000               26,723,550
       Capital Improvements, 5.625%, 6/01/30 ...................................     6,000,000                6,405,720
       Series 1991, 6.60%, 11/01/05 ............................................     1,300,000                1,318,434
       Series 1991, 6.70%, 11/01/11 ............................................       920,000                  933,110

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2003 (CONT.)


                                                                                   PRINCIPAL
                                                                                     AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     Sacramento City USD, GO, Election of 1999, Series B,
      FGIC Insured, 5.00%, 7/01/30 .............................................  $  5,250,000          $     5,358,728
     Sacramento County Airport System Revenue, Series A,
      MBIA Insured, 5.90%, 7/01/24 .............................................     6,875,000                7,543,938
     Sacramento County COP, Public Facilities Project,
      Coroner/Crime Laboratory, AMBAC Insured, 6.40%,
       10/01/19 ................................................................    11,000,000               12,033,010
       10/01/24 ................................................................    29,500,000               32,270,345
     Sacramento County Sanitation District Financing Authority
      Revenue, AMBAC Insured, 5.625%, 12/01/30 .................................     5,000,000                5,406,450
     Sacramento MUD Revenue, Refunding, Series P, FSA Insured,
      5.00%, 8/15/23 ...........................................................     7,000,000                7,197,120
     Sacramento MUD, Electric Revenue,
       Refunding, Series D, MBIA Insured, 5.25%, 11/15/20 ......................    10,000,000               10,353,100
       Series J, AMBAC Insured, 5.60%, 8/15/24 .................................    10,215,000               11,072,039
       Series N, MBIA Insured, 5.00%, 8/15/28 ..................................    63,500,000               64,757,935
       sub. lien, Refunding, 8.00%, 11/15/10 ...................................    16,110,000               16,208,593
     Sacramento Regional Transit District COP, Series A, 6.375%,
       3/01/04 .................................................................     1,000,000                1,031,220
       3/01/05 .................................................................     1,100,000                1,133,132
     Sacramento USD, COP, Refunding, MBIA Insured, 5.00%, 3/01/31 ..............     6,000,000                6,105,600
     Salida Area Public Facilities Financing Agency CFD, Special
      Tax, No. 1988-1, Refunding, FSA Insured,
      5.25%, 9/01/28 ...........................................................     6,800,000                7,057,992
     San Bernardino 1915 Act, Special Assessment, AD No. 961, Refunding,
       7.65%, 9/02/03 ..........................................................       765,000                  774,379
       7.70%, 9/02/04 ..........................................................       845,000                  873,730
       7.75%, 9/02/05 ..........................................................       915,000                  943,877
     San Bernardino County COP,
       Medical Center Financing Project, Refunding, 5.00%, 8/01/26 .............    15,045,000               14,659,848
       Medical Center Financing Project, Refunding, MBIA Insured,
        5.00%, 8/01/28 .........................................................    55,065,000               55,806,175
       Medical Center Financing Project, Series A, MBIA Insured,
        5.50%, 8/01/22 .........................................................    40,830,000               44,138,863
       West Valley Detention Center Project, MBIA Insured,
        6.20%, 11/01/25 ........................................................     9,275,000               10,064,303
     San Bernardino County Housing Authority MFMR,
       Rancho Meridian, GNMA Secured, 6.75%, 4/20/41 ...........................     6,920,000                7,760,849
       Series A,GNMA Secured, 6.70%, 3/20/43 ...................................     3,345,000                3,787,610
     San Bernardino County SFMR,
       GNMA Secured, 7.50%, 12/01/07 ...........................................       100,000                  103,185
       GNMA Secured, 7.65%, 6/01/23 ............................................       580,000                  597,203
       Series A, GNMA Secured, 6.20%, 5/01/21 ..................................       315,000                  330,211
       Series B, 5.40%, 5/01/25 ................................................       270,000                  275,006
     San Bernardino Joint Powers Financing Authority Lease Revenue,
      City Hall Project, Refunding, MBIA Insured,
      5.70%, 1/01/23 ...........................................................     6,315,000                6,888,149
     San Bernardino Joint Powers Financing Authority Revenue COP,
      Police Station Financing Project, Pre-Refunded,
      6.60%, 4/01/20 ...........................................................     4,715,000                5,344,264
     San Bernardino Joint Powers Financing Authority Revenue,
      Tax Allocation, Refunding, Series A, FSA Insured,
      5.75%, 10/01/25 ..........................................................    19,915,000               21,834,806
     San Carlos Mortgage Revenue, Elms Project, FHA Insured,
      6.875%, 8/01/37 ..........................................................     8,465,000                8,767,624
     San Diego County COP, MBIA Insured, 5.00%, 8/15/28 ........................    24,000,000               24,278,640
     San Diego County Regional Transportation Commission Sales
      Tax Revenue, Series A, ETM, 6.00%, 4/01/08 ...............................     1,250,000                1,278,925
     San Diego County Water Authority Water Revenue COP,
      Series A, MBIA Insured, 5.00%, 5/01/25 ...................................    12,440,000               12,766,550
     San Diego County Water Authority, Water Revenue COP,
      Series A, 5.00%, 5/01/32 .................................................    20,000,000               20,428,200

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2003 (CONT.)


                                                                                   PRINCIPAL
                                                                                     AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     San Diego IDR, San Diego Gas and Electric Co. Project,
      Series A, 6.40%, 9/01/18 .................................................  $ 19,800,000          $    20,218,770
     San Diego Public Facilities Financing Authority Sewer Revenue,
       Series A, FGIC Insured, 5.25%, 5/15/27 ..................................    21,750,000               22,620,000
       Series B, FGIC Insured, 5.25%, 5/15/22 ..................................     5,200,000                5,464,108
     San Diego Public Facilities Financing Authority Water Rvenue,
      MBIA Insured, 5.00%, 8/01/26 .............................................    12,210,000               12,492,539
     San Diego RDA, Tax Allocation, Horton Project, Refunding,
      Series A, FSA Insured, 6.00%, 11/01/15 ...................................     5,000,000                5,742,650
     San Diego USD, GO,
       Election 1998, Series D, FGIC Insured, 5.00%, 7/01/27 ...................    15,000,000               15,321,900
       Election of 1998, Series B, MBIA Insured, 5.00%, 7/01/25 ................     6,975,000                7,114,570
       Series C, FSA Insured, 5.00%, 7/01/26 ...................................     6,490,000                6,651,731
     San Elijo Joint Powers Authority Revenue, Water Pollution
      Control Facilities, Refunding, FGIC Insured,
      5.00%, 3/01/20 ...........................................................     5,000,000                5,020,050
     San Francisco BART, District Sales Tax Revenue, FGIC Insured,
      5.50%, 7/01/34 ...........................................................    11,790,000               12,657,155
     San Francisco City and County Airport Commission
      International Airport Revenue,
       Issue 12A, Second Series, 5.90%, 5/01/26 ................................    45,000,000               47,728,800
       Issue 16A, Second Series, FSA Insured, 5.125%, 5/01/23 ..................    24,635,000               25,273,293
       Issue 6, AMBAC Insured, 6.50%, 5/01/18 ..................................     2,500,000                2,663,225
       Issue 6, AMBAC Insured, 6.60%, 5/01/24 ..................................    13,250,000               14,086,208
       Issue 9A, FGIC Insured, 5.90%, 5/01/25 ..................................    46,415,000               50,158,834
     San Francisco City and County Airports Commission Airport
      Revenue, Refunding, Series 28B, MBIA Insured,
      5.00%, 5/01/27 ...........................................................     5,050,000                5,160,696
     San Francisco City and County Airports Commission International
      Airport Revenue,
       Refunding, Second Series-28A, MBIA Insured, 5.125%, 5/01/32 .............    28,790,000               29,195,651
       Second Series, Issue 26B, FGIC Insured, 5.00%, 5/01/30 ..................     6,500,000                6,632,860
       Second Series-Issue 23B, FGIC Insured, 5.125%, 5/01/30 ..................    10,000,000               10,302,900
     San Francisco City and County COP,
       30 Van Ness Avenue Property, Series A, MBIA Insured,
        5.00%, 9/01/31 .........................................................     5,805,000                5,912,509
       San Francisco Courthouse Project, FSA Insured, 5.875%, 4/01/21 ..........     2,810,000                3,078,777
     San Francisco City and County Public Utilities Commission
      Water Revenue, Refunding, Series A, MBIA Insured,
      5.00%, 11/01/25 ..........................................................    14,155,000               14,511,848
     San Francisco City and County RDA,
       Hotel Tax Revenue, FSA Insured, 6.75%, 7/01/25 ..........................       315,000                  340,663
       Hotel Tax Revenue, FSA Insured, Pre-Refunded, 6.75%, 7/01/25 ............     9,100,000                9,916,634
       Lease Revenue, George R. Moscone Center, Capital Appreciation,
        8.50%, 7/01/14 .........................................................    46,000,000               50,942,240
       Mortgage Revenue, Refunding, Series A, MBIA Insured, 6.65%,
        7/01/24 ................................................................     5,615,000                5,617,695
     San Gabriel Valley Schools Financing Authority Revenue,
      Pomona USD Financing, 5.80%, 2/01/26 .....................................     5,150,000                5,341,735
     San Joaquin County COP, General Hospital Project,
      Pre-Refunded, 6.625%, 9/01/20 ............................................    36,500,000               38,051,250
     San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
       Refunding, Series A, 5.50%, 1/15/28 .....................................   247,300,000              239,161,357
       Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 .......................    21,200,000               22,087,856
       Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 ......................    85,500,000               89,621,100
       senior lien, 5.00%, 1/01/33 .............................................    82,040,000               76,060,104
       senior lien, Pre-Refunded, 7.50%, 1/01/09 ...............................    21,585,000               26,977,796
       senior lien, Pre-Refunded, 7.55%, 1/01/10 ...............................    10,745,000               13,453,492
       senior lien, Pre-Refunded, 7.60%, 1/01/11 ...............................    20,935,000               26,258,980
       senior lien, Pre-Refunded, 7.65%, 1/01/12 ...............................    25,215,000               31,683,656

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2003 (CONT.)


                                                                                   PRINCIPAL
                                                                                     AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
       senior lien, Pre-Refunded, 7.65%, 1/01/13 ...............................  $ 27,350,000          $    34,366,369
       senior lien, Pre-Refunded, 7.70%, 1/01/14 ...............................     7,470,000                9,403,087
       senior lien, Pre-Refunded, 7.70%, 1/01/15 ...............................    60,155,000               75,721,911
     San Jose Airport Revenue, Refunding, Series A, FGIC Insured,
      5.00%, 3/01/31 ...........................................................    11,000,000               11,193,600
     San Jose Financing Authority Lease Revenue,
       Civic Center Project, Refunding, Series B, AMBAC Insured,
        5.00%, 6/01/32 .........................................................    18,500,000               18,861,120
       Civic Center Project, Series B, AMBAC Insured, 5.00%, 6/01/27 ...........    46,400,000               47,423,584
       MBIA Insured, 5.00%, 9/01/21 ............................................    14,045,000               14,581,519
       MBIA Insured, 5.00%, 9/01/22 ............................................    14,730,000               15,219,625
     San Jose Financing Authority Revenue, Fourth and San Fernando
      Parking Facility, Series A, AMBAC Insured,
      5.00%, 9/01/24 ...........................................................     5,000,000                5,120,450
     San Jose GO, Library Parks and Public Safety Projects,
      5.00%, 9/01/28 ...........................................................    11,600,000               11,852,880
     San Jose RDA,
       MFHR, Miraido Village, Series A, GNMA Secured,
        5.75%, 7/20/38 .........................................................     7,110,000                7,297,917
       Tax Allocation, Housing, Set-Aside Merged Area,
        Series E, MBIA Insured, 5.85%, 8/01/27 .................................     7,325,000                7,905,506
       Tax Allocation, Merged Area Redevelopment Project,
        5.25%, 8/01/29 .........................................................     8,000,000                8,209,680
       Tax Allocation, Merged Area Redevelopment Project,
        AMBAC Insured, 5.00%, 8/01/26 ..........................................    15,000,000               15,284,550
       Tax Allocation, Merged Area Redevelopment Project,
        AMBAC Insured, 5.00%, 8/01/31 ..........................................     2,000,000                2,029,100
       Tax Allocation, Merged Area Redevelopment Project,
        MBIA Insured, 5.00%, 8/01/21 ...........................................    35,235,000               36,119,046
       Tax Allocation, Merged Area Redevelopment Project,
        MBIA Insured, 5.625%, 8/01/28 ..........................................    24,135,000               26,074,489
       Tax Allocation, Merged Area Redevelopment Project,
        Refunding, MBIA Insured, 5.00%, 8/01/20 ................................    35,665,000               36,708,915
     San Jose USD Santa Clara County GO, Series A, FSA Insured, 5.00%,
       8/01/24 .................................................................     9,200,000                9,476,000
       8/01/27 .................................................................     9,150,000                9,354,777
     San Juan Basin Authority Lease Revenue, AMBAC Insured,
      5.00%, 12/01/34 ..........................................................     5,000,000                5,103,400
     San Leandro RDA, RMR, Pre-Refunded, 11.25%, 4/01/13 .......................        55,000                   61,674
     San Marcos PFAR, Series A, 6.25%, 9/02/22 .................................    25,000,000               26,367,500
     San Marcos Public Facilities Authority Revenue,
       Refunding, 5.80%, 9/01/18 ...............................................     4,750,000                4,989,685
       Senior Tax Increment Project Area-3-A, MBIA Insured,
        5.75%, 10/01/29 ........................................................     5,340,000                5,847,887
       Senior Tax Increment Project Area-3-A, MBIA Insured,
        5.80%, 10/01/30 ........................................................     8,035,000                8,851,677
       Tax Allocation, Refunding, Series A, FSA Insured,
        5.50%, 8/01/23 .........................................................    13,000,000               13,349,050
     San Marcos USD, School Facilities ID No. 1, AMBAC Insured,
      5.80%, 11/01/14 ..........................................................     5,000,000                5,680,500
     San Mateo County Joint Powers Authority Lease Revenue,Capital
      Projects, Refunding, Series A, FSA Insured,
      5.00%, 7/15/29 ...........................................................    17,500,000               17,831,450
     San Mateo RDA, Tax Allocation,
       5.60%, 8/01/25 ..........................................................    10,185,000               10,547,179
       Merged Area, Series A, 5.70%, 8/01/27 ...................................     6,330,000                6,721,954
     San Mateo Unified High School District GO, Election of 2000,
      Series A, FGIC Insured, 5.00%, 9/01/25 ...................................    13,865,000               14,179,736
     San Pablo RDA, Tax Allocation, Merged Project Area,
      FGIC Insured, 6.25%, 12/01/19 ............................................     3,500,000                3,828,930
     San Ramon PFA, Tax Allocation Revenue,
       MBIA Insured, 5.30%, 2/01/28 ............................................    18,360,000               19,203,091
       Pre-Refunded, 6.90%, 2/01/24 ............................................     6,140,000                6,727,291
       Refunding, 6.90%, 2/01/24 ...............................................     6,910,000                7,315,755
     San Ramon Valley COP, Fire Protection District, Financing
      Corp., Refunding, 6.00%, 7/01/19 .........................................     6,275,000                6,449,633

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2003 (CONT.)


                                                                                   PRINCIPAL
                                                                                     AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     San Ramon Valley USD,
       COP, Refunding, 7.55%, 2/01/04 ..........................................  $  1,495,000          $     1,526,829
       GO, Election of 2002, FSA Insured, 5.40%, 3/01/28 .......................    27,410,000               28,940,849
     San Ramon Valley USD, GO, Election of 2002, FSA Insured,
      5.00%, 8/01/23 ...........................................................    18,365,000               18,901,442
     Santa Ana COP, Parking Facilities Project, Refunding,
      Series A, AMBAC Insured, 6.125%, 6/01/16 .................................     2,070,000                2,126,594
     Santa Ana Financing Authority Water Revenue, MBIA Insured,
      6.125%, 9/01/24 ..........................................................     5,000,000                5,189,450
     Santa Barbara Housing Authority Revenue, Refunding and
      Acquisition, 6.25%, 11/15/20 .............................................     5,470,000                5,417,707
     Santa Clara County Financing Authority Lease Revenue,
      Valley Medical Center Facilities Replacement Project,
      Series A, AMBAC Insured, Pre-Refunded, 6.75%, 11/15/20 ...................    13,000,000               14,435,720
     Santa Clara Housing Authority MFHR,
       Arastradero Park Apartments Project, Series A, GNMA
        Secured, 6.65%, 5/20/35 ................................................     6,465,000                6,793,939
       Elana Gardens Apartments Project, Series A, GNMA Secured,
        6.40%, 6/20/35 .........................................................     5,625,000                5,850,900
       Sierra Vista I Apartments Project, Series A, GNMA Secured,
        6.65%, 6/20/35 .........................................................     3,860,000                4,060,759
     Santa Clara USD, COP, 5.375%, 7/01/31 .....................................     7,575,000                7,822,248
     Santa Clara Valley Transportation Authority Sales Tax
      Revenue, Series A, MBIA Insured, 5.00%, 6/01/23 ..........................     7,325,000                7,527,097
     Santa Clarita COP, Refunding, MBIA Insured, 5.00%, 10/01/21 ...............     5,105,000                5,260,141
     Santa Cruz City School District COP, Education Center
      Financing Project, Pre-Refunded, 7.00%, 5/01/24 ..........................     3,150,000                3,411,891
     Santa Cruz County Housing Authority MFHR, Series B,
      FNMA Insured, 7.75%, 7/01/23 .............................................     9,230,000                9,248,368
     Santa Maria Bonita School District COP, MBIA Insured,
      7.00%, 3/01/16 ...........................................................       480,000                  483,898
     Santa Monica RDA, Tax Allocation, Earthquake Recovery
      Redevelopment Project, AMBAC Insured,
      6.00%, 7/01/29 ...........................................................    13,110,000               14,818,233
     Shafter Joint Powers Financing Authority Lease Revenue,
      Community Correctional Facility Project, Series A,
       5.95%, 1/01/11 ..........................................................     1,880,000                2,074,148
       6.05%, 1/01/17 ..........................................................     5,135,000                5,645,060
     Solano County COP, GO, MBIA Insured, 5.00%, 11/01/32 ......................    25,665,000               26,192,672
     South Gate PFAR, Tax Allocation, Redevelopment Project No. 1,
       AMBAC Insured, 5.875%, 9/01/24 ..........................................     8,505,000                8,786,090
       Refunding, 6.10%, 9/01/03 ...............................................     9,475,000                9,567,097
     South Napa Waste Management Authority Revenue, Solid
      Waste Transfer Facilities Project, 6.50%, 2/15/14 ........................     4,500,000                4,727,250
     South Orange County PFA, Special Tax Revenue,
       Foothill Area, Series C, FGIC Insured, 5.75%, 8/15/18 ...................     5,000,000                5,310,700
       senior lien, Refunding, Series A, MBIA Insured, 6.00%, 9/01/18 ..........    18,850,000               19,586,847
     Southern California HFA, SFMR,
       GNMA Secured, 7.625%, 10/01/22 ..........................................       925,000                  925,897
       Series A, GNMA Secured, 6.75%, 9/01/22 ..................................       195,000                  195,866
     Southern California Public Power Authority Power Project Revenue,
       6.75%, 7/01/13 ..........................................................    10,000,000               12,226,000
       Multi-Purpose Projects, 6.00%, 7/01/18 ..................................    29,645,000               29,774,252
     Southern California Public Power Authority Transmission
      Project Revenue, Southern Transmission Project,
      6.125%, 7/01/18 ..........................................................     1,135,000                1,159,459
     Southern Public Power Authority Power Projects Revenue,
      Series A, AMBAC Insured, 5.00%, 7/01/33 ..................................    45,050,000               45,791,100
     Stockton COP, Essential Services Building Parking Facility,
       5.875%, 8/01/23 .........................................................     2,295,000                2,446,378
       6.00%, 8/01/31 ..........................................................     6,585,000                7,048,913
     Stockton Health Facilities Revenue, St. Joseph Medical Center,
      Series A, MBIA Insured, 5.50%, 6/01/23 ...................................     5,000,000                5,186,150

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2003 (CONT.)


                                                                                   PRINCIPAL
                                                                                     AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     Stockton Port District Port Facilities Revenue, Refunding
      and Improvement, Series A, FSA Insured, 5.95%, 7/01/17 ...................  $  5,095,000          $     5,768,406
     Stockton Revenue COP, Wastewater System Project, Series A,
      MBIA Insured, 5.20%, 9/01/29 .............................................    19,160,000               19,972,001
     Stockton Revenue, O'Connor Woods Housing Corp., Series A,
      6.35%, 11/01/31 ..........................................................     9,110,000                9,435,865
     Stockton USD, GO, MBIA Insured, 5.00%, 1/01/28                                  5,335,000                5,433,537
     Suisun City COP, Civic Center Project, Refunding, 6.45%,
      11/01/15 .................................................................     2,105,000                2,189,474
     Suisun City RDA, Tax Allocation, Suisun City Redevelopment
      Project, Refunding, MBIA Insured,
       6.00%, 10/01/18 .........................................................     3,285,000                3,421,098
       5.90%, 10/01/23 .........................................................     3,180,000                3,307,900
     Sweetwater UHSD, COP, GO, FSA Insured, 5.00%, 9/01/27 .....................     7,840,000                8,045,565
     Tahoe Forest Hospital District Revenue, Series A,
      5.90%, 7/01/29 ...........................................................     7,990,000                8,061,750
     Temecula Valley USD, GO,
       Series D, FGIC Insured, 6.00%, 9/01/14 ..................................     1,250,000                1,286,450
       Series D, FGIC Insured, 6.125%, 9/01/19 .................................     3,110,000                3,202,149
       Series E, FSA Insured, 6.35%, 9/01/19 ...................................     5,460,000                6,095,489
     Thousand Oaks RDA,
       MFR, The Shadows Apartments, Refunding, Series A, FNMA Insured,
        5.75%, 11/01/27 ........................................................     7,530,000                7,813,053
       Tax Allocation, Thousand Oaks Boulevard Redevelopment, Refunding,
        MBIA Insured, 5.375%, 12/01/25 .........................................    24,485,000               25,817,229
     Tobacco Securitization Authority Northern California Tobacco
      Settlement Revenue, Asset-Backed Bonds, Series B,
      5.00%, 6/01/28 ...........................................................    17,390,000               14,232,324
     Tobacco Securitization Authority Southern California Tobacco
      Settlement Revenue, Asset Backed Bonds,
       Senior, Series A, 5.50%, 6/01/36 ........................................    80,500,000               64,951,425
       Senior, Series A, 5.625%, 6/01/43 .......................................   123,165,000               98,046,730
       Subordinate, Series B, 6.00%, 6/01/43 ...................................    63,635,000               52,428,240
     Tobacco Securitization Authority Tobacco Settlement Revenue,
       Seies A, 5.25%, 6/01/31 .................................................     6,800,000                5,476,924
       Series A, 5.375%, 6/01/41 ...............................................    30,250,000               23,109,185
     Torrance Hospital Revenue, Torrance Memorial Medical Center,
      Series A, 5.50%, 6/01/31 .................................................     4,385,000                4,438,146
     Trabuco Canyon PFA, Special Tax Revenue, Refunding,
       Series A, FSA Insured, 6.00%, 10/01/10 ..................................    13,775,000               16,226,675
       Series A, FSA Insured, 6.10%, 10/01/15 ..................................    13,220,000               16,074,859
       Series C, FSA Insured, 6.00%, 7/01/12 ...................................     3,040,000                3,617,114
       Series C, FSA Insured, 6.10%, 7/01/19 ...................................     5,215,000                6,352,026
     Tracy CFD Special Tax, No. 98-1 Plan C Properties,
       5.875%, 8/01/23 .........................................................     6,375,000                6,465,780
       6.00%, 8/01/26 ..........................................................     8,265,000                8,340,542
     Tracy COP, I-205 Corridor Improvement and Refinancing Project,
      AMBAC Insured, 5.125%, 10/01/27 ..........................................     5,000,000                5,164,800
     Tri-City Hospital District Revenue, Refunding, Series A,
      MBIA Insured, 5.625%, 2/15/17 ............................................     5,000,000                5,478,650
     Tri-Dam Power Authority Revenue, Hydroelectric Sand Bar Project,
      Refunding, 7.50%, 1/01/17 ................................................    41,245,000               42,350,778
     Trinity County PUD, COP, Electric District Facilities,
      Refunding, Series 1993,
       6.60%, 4/01/11 ..........................................................     2,565,000                2,616,300
       6.75%, 4/01/23 ..........................................................     4,000,000                4,080,000
     Tulare Local Health Care District Health Facilities Revenue,
      5.20%, 12/01/21 ..........................................................     4,455,000                4,619,523
     Tustin USD, Special Tax, CFD No. 97-1, 6.375%, 9/01/35 ....................     8,645,000               10,575,342
     Union City CRDA, Tax Allocation Revenue, Community Redevelopment
      Project, AMBAC Insured, 5.75%, 10/01/33 ..................................     5,190,000                5,673,449
     Univeristy of California Revenues, Multiple Purpose Projects,
      Series 0, FGIC Insured, 5.00%, 9/01/23 ...................................     9,200,000                9,485,292

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2003 (CONT.)


                                                                                   PRINCIPAL
                                                                                     AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     University of California COP, UCLA Center Chiller/Cogeneration
      Project, Refunding,
       5.50%, 11/01/17 .........................................................  $ 13,940,000          $    14,436,403
       5.60%, 11/01/20 .........................................................    14,880,000               15,425,501
     University of California Revenue, Series O, FGIC Insured,
      5.25%, 9/01/34 ...........................................................    61,235,000               63,988,126
     University of California Revenues,
       Multiple Purpose Projects, Series O, FGIC Insured, 5.00%,
        9/01/26 ................................................................    13,430,000               13,743,322
       Multi-Purpose Projects, Refunding, Series C, AMBAC
        Insured, 5.00%, 9/01/23 ................................................    12,500,000               12,629,375
       Multi-Purpose Projects, Series F, FGIC Insured,
        5.00%, 9/01/22 .........................................................    20,575,000               21,158,507
       Research Facilities, Series E, AMBAC Insured, 5.00%, 9/01/31 ............     5,000,000                5,092,600
       U.C. Davis Medical Center, AMBAC Insured, 5.75%, 7/01/20 ................    44,385,000               50,819,493
     Upland COP,
       Refunding, Mortgage Insured, 5.50%, 1/01/07 .............................     4,935,000                5,314,205
       San Antonio Community Hospital, Refunding, 5.70%, 1/01/11 ...............    11,210,000               12,467,650
     Vacaville PFAR, Local Agency, 8.65%, 9/02/18 ..............................     5,390,000                4,372,961
     Vallejo RDA, Tax Allocation, Waterfront Redevelopment Project,
      7.90%, 5/01/19 ...........................................................     2,395,000                2,405,299
     Victorville RDA, Tax Allocation, Bear Valley Road Redevelopment
      Project, Refunding, Series A, FSA Insured, 6.125%,
       9/01/19 .................................................................     2,405,000                2,499,204
       9/01/24 .................................................................     3,245,000                3,367,953
     Virgin Islands PFAR, senior lien,
       Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 ...................     7,000,000                7,094,290
       Refunding, Series A, 5.50%, 10/01/14 ....................................     3,865,000                4,048,858
     Vista Community Development Commision Tax Allocation Revenue,
      Vista Redevelopment Project Area,
      5.875%, 9/01/37 ..........................................................     5,000,000                5,242,700
     Vista Community Development Commission Tax Allocation Revenue,
      Vista Redevelopment Project Area,
      MBIA Insured, 5.50%, 9/01/23 .............................................    11,810,000               12,571,273
     Vista Joint Powers Financing Authority Revenue, Series A,
      7.625%, 2/01/20 ..........................................................     3,675,000                3,755,666
     Washington Township Hospital District Revenue,
       AMBAC Insured, 5.25%, 7/01/23 ...........................................     5,000,000                5,114,250
       HealthCare District Revenue, 5.25%, 7/01/29 .............................     6,500,000                6,520,995
     Watsonville Insured Hospital Revenue, Watsonville Community
      Hospital, Series A, Pre-Refunded,
       6.30%, 7/01/15 ..........................................................     3,990,000                4,508,261
       6.35%, 7/01/24 ..........................................................     5,435,000                6,146,931
     Watsonville RDA, Tax Allocation, Watsonville Redevelopment
      Project, 6.30%, 8/01/06 ..................................................     1,745,000                1,770,774
     West Basin Municipal Water District Revenue COP, 1992 Project,
      Refunding, Series A, AMBAC Insured,
      5.50%, 8/01/22 ...........................................................     4,000,000                4,324,400
     West Hollywood COP, Refunding, MBIA Insured, 5.00%, 2/01/25 ...............     6,250,000                6,369,000
     Westlands Water District COP Revenue, MBIA Insured,
      5.00%, 9/01/34 ...........................................................    13,500,000               13,796,325
     Westlands Water District Revenue COP, 5.00%, 9/01/26 ......................    13,150,000               13,427,860
     Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital,
       5.60%, 6/01/22 ..........................................................    14,285,000               14,437,421
       5.75%, 6/01/31 ..........................................................    28,000,000               28,319,480
     William S. Hart Joint School Financing Authority Special
      Tax Revenue, Community Facilities, Refunding,
      FSA Insured, 6.50%, 9/01/14 ..............................................     4,000,000                4,498,840
                                                                                                        ---------------
     TOTAL BONDS ...............................................................                         12,573,592,752
                                                                                                        ---------------

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2003 (CONT.)


                                                                                   PRINCIPAL
                                                                                     AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     ZERO COUPON BONDS/STEP-UP BONDS 11.5%
     Anaheim PFA, Lease Revenue, Capital Appreciation,
       Public Improvement Project, Series C, 9/01/32 ...........................  $ 13,665,000          $     2,802,555
      Public Improvements Project, Series C, FSA Insured,
        9/01/24 ................................................................    26,855,000                8,617,232
        9/01/26 ................................................................    29,430,000                8,414,920
        9/01/27 ................................................................    22,860,000                6,181,344
        9/01/28 ................................................................     8,425,000                2,153,936
        9/01/33 ................................................................    37,070,000                7,161,553
     Anaheim Public Financing Authority Lease Revenue,
      Capital Appreciation, Public Improvement Projects,
      Series C, FSA Insured, 9/01/34 ...........................................    12,485,000                2,285,005
     Anaheim UHSD, GO, Capital Appreciation, Series A,
      FSA Insured, 8/01/26 .....................................................     8,570,000                2,489,499
     Baldwin Park RDA, Tax Allocation, San Gabriel, Refunding, Series A, ETM,
       2/1/04 ..................................................................       575,000                  568,773
       2/1/05 ..................................................................       585,000                  568,310
     Beaumont USD, COP, Series A, FSA Insured, zero cpn. to 1/01/04,
      6.40% thereafter, 1/01/29 ................................................     6,835,000                6,947,914
     California Educational Facilities Authority Revenue,
       Loyola Marymount University, MBIA Insured, 10/01/32 .....................     8,435,000                1,594,974
       Loyola Marymount University, MBIA Insured, 10/01/33 .....................     8,435,000                1,495,441
       Loyola Marymount University, MBIA Insured, 10/01/34 .....................     8,435,000                1,402,066
       Loyola Marymount University, MBIA Insured, 10/01/35 .....................     8,435,000                1,314,595
       Loyola Marymount University, MBIA Insured, 10/01/36 .....................     8,435,000                1,232,522
       Loyola Marymount University, MBIA Insured, 10/01/37 .....................     8,435,000                1,155,595
       Loyola Marymount University, MBIA Insured, 10/01/38 .....................     8,435,000                1,083,391
       Loyola Marymount University, MBIA Insured, 10/01/39 .....................     8,435,000                1,015,827
       Loyola-Marymount University, Refunding, MBIA Insured, 10/01/26 ..........     7,620,000                2,194,103
       Loyola-Marymount University, Refunding, MBIA Insured, 10/01/27 ..........     7,365,000                2,006,447
       Loyola-Marymount University, Refunding, MBIA Insured, 10/01/28 ..........     4,120,000                1,061,724
       Loyola Marymount University, Refunding, MBIA Insured, 10/01/30 ..........     5,685,000                1,313,690
       Loyola-Marymount University, Refunding, MBIA Insured, 10/01/31 ..........     7,615,000                1,663,725
       Loyola Marymount University, Refunding, MBIA Insured, 10/01/32 ..........     7,615,000                1,577,219
       Santa Clara University, AMBAC Insured, 9/01/26 ..........................     5,800,000                1,677,418
     California Health Facilities Financing Authority Revenue,
      Kaiser Permanente, Series A, ETM, 10/01/11 ...............................    13,970,000                9,461,881
     California HFAR,
       AMT Home Mortgage, Series K, MBIA Insured, 2/01/33 ......................    30,810,000                5,105,833
       Capital Appreciation, Home Mortgage, Series T, MBIA Insured,
        8/01/32 ................................................................    30,710,000                6,059,697
       Capital Appreciation, Series G, MBIA Insured, 2/01/30 ...................     1,310,000                  284,178
       Home Mortgage, Capital Appreciation, Series A, 8/01/16 ..................       575,000                  156,624
       Home Mortgage, Series B, MBIA Insured, 2/01/30 ..........................    50,695,000               11,671,510
       Home Mortgage, Series I, FSA Insured, 8/01/21 ...........................    10,475,000                3,512,791
       Home Mortgage, Series N, AMBAC Insured, 8/01/31 .........................    55,450,000               36,475,010
       Home Mortgage, Series Q, AMBAC Insured, 2/01/33 .........................    54,820,000               10,196,520
       Series B, FSA Insured, 8/01/31 ..........................................    13,095,000                2,740,914
       Series E, MBIA Insured, 2/01/21 .........................................     9,500,000                3,457,905
       Series E, MBIA Insured, 2/01/32 .........................................    29,535,000                5,492,329
       Series G, 8/01/22 .......................................................    52,350,000               17,090,705
       Series G, 2/01/33 .......................................................    39,780,000                6,628,144

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2003 (CONT.)


                                                                                   PRINCIPAL
                                                                                     AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     ZERO COUPON BONDS/STEP-UP BONDS (CONT.)
     California State GO,
       Principal Eagles II, Series 3, 3/01/09 ..................................  $  7,500,000          $     6,109,275
       Principal Eagles II, Series 4, 6/01/06 ..................................    10,000,000                9,331,700
       Principal Eagles II, Series 6, 3/01/09 ..................................     5,000,000                4,072,850
       Principal M-Raes, Series 8, 4/01/09 .....................................     9,000,000                7,331,490
     California Statewide CDA Revenue, COP, Insured Hospital,
      Triad Health Care, Refunding, ETM,
       8/1/09 ..................................................................     6,450,000                5,315,703
       8/1/10 ..................................................................     6,745,000                5,268,520
       8/1/11 ..................................................................     3,115,000                2,314,258
     Campbell USD, Series B, FGIC Insured,
       8/1/20 ..................................................................     5,000,000                2,117,700
       8/1/21 ..................................................................     6,280,000                2,495,232
     Contra Costa County COP, Merrithew Memorial Hospital Project,
      ETM, 11/01/15 ............................................................     6,810,000                4,007,685
     Contra Costa Home Mortgage Finance Authority HMR,
       Mandatory Sinking FundMBIA Insured, Pre-Refunded, 9/01/17 ...............     7,700,000                2,638,713
       Mandatory Sinking FundMBIA Insured, Pre-Refunded, 9/01/17 ...............     9,635,000                2,913,913
       Mandatory Sinking FundMBIA Insured, Pre-Refunded, 9/01/17 ...............     6,275,000                2,236,096
       Mandatory Sinking FundMBIA Insured, Pre-Refunded, 9/01/17 ...............     8,095,000                2,553,973
       Mandatory Sinking FundMBIA Insured, Pre-Refunded, 9/01/17 ...............     7,135,000                2,388,655
       Mandatory Sinking FundMBIA Insured, Pre-Refunded, 9/01/17 ...............     8,615,000                2,770,153
       MBIA Insured, Pre-Refunded, 9/01/17 .....................................    10,770,000                3,024,324
     Contra Costa School Financing Authority Revenue, Capital
      Appreciation, Antioch USD Community, Series B, 9/01/07 ...................       830,000                  687,979
     El Paso de Robles GO, Capital Appreciation, Series A, FGIC Insured,
       8/1/16 ..................................................................     2,050,000                1,052,921
       8/1/22 ..................................................................    11,485,000                4,042,375
       8/1/27 ..................................................................    11,495,000                3,009,506
     Elk Grove USD, Special Tax, Capital Appreciation, CFD 1, MBIA Insured,
       12/1/19 .................................................................     2,775,000                1,193,278
       12/1/20 .................................................................     2,765,000                1,112,885
       12/1/21 .................................................................     4,195,000                1,580,466
       12/1/22 .................................................................     4,195,000                1,471,480
       12/1/23 .................................................................     4,195,000                1,375,624
       12/1/24 .................................................................     4,200,000                1,288,518
       12/1/25 .................................................................     6,355,000                1,837,993
       12/1/26 .................................................................     6,355,000                1,732,119
       12/1/27 .................................................................     6,355,000                1,635,586
       12/1/28 .................................................................     6,355,000                1,544,138
     Foothill/Eastern Corridor Agency Toll Road Revenue,
       Capital Appreciation, Refunding, 1/15/25 ................................    57,000,000               15,753,090
       Capital Appreciation, Refunding, 1/15/30 ................................    98,460,000               20,211,869
       Capital Appreciation, Refunding, 1/15/31 ................................    14,635,000                2,800,700
       Capital Appreciation, Refunding, 1/15/34 ................................   100,000,000               15,931,000
       Capital Appreciation, Refunding, 1/15/36 ................................   182,160,000               25,684,560
       Capital Appreciation, Refunding, 1/15/38 ................................   160,560,000               20,078,028
       Capital Appreciation, Refunding, MBIA Insured, 1/15/21 ..................    51,180,000               18,071,146
       Capital Appreciation, Refunding, MBIA Insured, 1/15/37 ..................   170,615,000               22,654,260

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2003 (CONT.)


                                                                                   PRINCIPAL
                                                                                     AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     ZERO COUPON BONDS/STEP-UP BONDS (CONT.)
     Foothill/Eastern Corridor Agency Toll Road Revenue, (cont.)
       Capital Appreciation, Refunding, zero cpn. to 7/15/09,
        5.80% thereafter, 1/15/20 ..............................................  $ 49,500,000          $    35,362,800
       Capital Appreciation, Refunding, zero cpn. to 7/15/09,
        5.875% thereafter, 1/15/27 .............................................    80,835,000               56,991,100
       Capital Appreciation, Refunding, zero cpn. to 7/15/09,
        5.875% thereafter, 1/15/28 .............................................    80,500,000               56,754,915
       Capital Appreciation, Refunding, zero cpn. to 7/15/09,
        5.875% thereafter, 1/15/29 .............................................   112,230,000               78,673,230
       Capital Appreciation, senior lien, Series A, ETM, 1/01/22 ...............    30,835,000               12,330,608
       Capital Appreciation, senior lien, Series A, ETM, 1/01/23 ...............     5,765,000                2,141,063
       Capital Appreciation, senior lien, Series A, ETM, 1/01/24 ...............    72,045,000               25,243,127
       Capital Appreciation, senior lien, Series A, ETM, 1/01/28 ...............     2,000,000                  564,220
       Convertible Capital Appreciation, Refunding, 1/15/23 ....................    10,000,000                7,163,000
       Convertible Capital Appreciation, Refunding, 1/15/26 ....................    30,000,000               21,272,400
       Convertible Capital Appreciation, Refunding, 1/15/32 ....................   100,000,000               17,993,000
       Convertible Capital Appreciation, Refunding, 1/15/33 ....................   132,460,000               22,450,645
       Convertible Capital Appreciation, Refunding, 1/15/35 ....................    20,000,000                3,000,800
       Convertible Capital Appreciation, senior lien, Series A,
        ETM, zero cpn. to 1/01/05, 7.05% thereafter, 1/01/09 ...................    10,000,000               10,950,200
       Convertible Capital Appreciation, senior lien, Series A,
        Pre-Refunded, zero cpn. to 1/01/05, 7.15% thereafter,
        1/01/14 ................................................................     5,500,000                6,142,290
       senior lien, Series A, ETM, 1/01/25 .....................................    20,660,000                6,852,715
       senior lien, Series A, ETM, 1/01/26 .....................................    23,475,000                7,352,135
       senior lien, Series A, ETM, 1/01/27 .....................................    15,000,000                4,464,000
       senior lien, Series A, ETM, 1/01/29 .....................................    35,310,000                9,464,846
       senior lien, Series A, Pre-Refunded, 1/01/12 ............................     8,000,000                8,917,120
     Lodi Electric Systems Revenue COP, Capital Appreciation Bond,
      Series B, MBIA Insured,1/15/19 ...........................................     6,360,000                2,910,718
     Los Angeles Convention and Exhibition Center Authority COP,
      Series 1985, ETM,12/01/05 ................................................    26,750,000               25,646,028
     Modesto High School District Stanislaus County GO,
       Capiital Appreciation, Series A, FGIC Insured, 8/01/21 ..................     9,660,000                3,838,208
       Capital Appreciation, Series A, FGIC Insured, 8/01/23 ...................    10,815,000                3,756,698
       Capital Appreciation, Series A, FGIC Insured, 5/01/27 ...................    12,770,000                3,556,700
     New Haven USD, GO, Capital Appreciation, Series C,
      FGIC Insured, 8/01/23 ....................................................    14,700,000                4,907,889
     Palmdale CRDA, Tax Allocation, Merged Project, sub. lien,
      AMBAC Insured, zero cpn. to 12/01/04, 5.50% thereafter,
      12/01/29 .................................................................     3,255,000                3,068,261
     Pasadena Special Tax CFD, No. 1 Civic Center West,
      Pre-Refunded, 12/01/17 ...................................................     4,090,000                1,756,696
     Perris SFMR, Series A, GNMA Secured, ETM,6/01/23 ..........................    19,095,000                6,809,850
     Rancho Water District Financing Authority Revenue,
      AMBAC Insured,
       8/15/16 .................................................................     8,605,000                4,685,336
       8/15/17 .................................................................    13,605,000                6,979,773
       8/15/18 .................................................................    13,605,000                6,573,528
     Rialto USD, GO, Series A, FGIC Insured ,6/01/19 ...........................    13,985,000                6,365,552
     Riverside County Asset Leasing Corp. Leasehold Revenue,
      Riverside County Hospital Project, MBIA Insured,
       6/1/23 ..................................................................    14,160,000                4,912,954
       6/1/24 ..................................................................    13,005,000                4,228,706
     Riverside County Board of Education COP, Capital Appreciation
      Financing Projects, Series A, 11/01/05 ...................................       905,000                  837,921
     Riverside County SFMR, Capital Appreciation Mortgage,
       Series A, GNMA Secured, ETM, 9/01/14 ....................................    20,220,000               12,753,158
       Series A, GNMA Secured, ETM, 11/01/20 ...................................    25,055,000               10,409,350
       Series B, GNMA Secured, ETM, 6/01/23 ....................................    26,160,000                9,058,685

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2003 (CONT.)


                                                                                   PRINCIPAL
                                                                                     AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     ZERO COUPON BONDS/STEP-UP BONDS (CONT.)
     Rocklin USD, GO, Capital Appreciation, Series A, FGIC Insured,
       9/1/08 ..................................................................  $  3,660,000          $     3,140,353
       9/1/09 ..................................................................     4,100,000                3,334,407
       9/1/10 ..................................................................     4,595,000                3,540,218
       9/1/11 ..................................................................     5,145,000                3,748,647
       9/1/12 ..................................................................     5,760,000                3,978,778
       9/1/16 ..................................................................    33,960,000               18,453,524
     Roseville City School District GO, Capital Appreciation, Series A,
       8/1/11 ..................................................................     3,115,000                2,239,841
       8/1/17 ..................................................................    30,770,000               14,673,905
     Roseville Joint UHSD, Capital Appreciation, Series A,
       8/1/10 ..................................................................     1,820,000                1,391,226
       8/1/11 ..................................................................     1,965,000                1,418,710
       8/1/12 ..................................................................    18,155,000                8,650,676
     San Diego USD, GO, Capital Appreciation Bond, Series A, FGIC Insured,
       7/1/21 ..................................................................    12,160,000                4,851,840
       7/1/22 ..................................................................     8,440,000                3,142,634
       7/1/23 ..................................................................    11,120,000                3,879,434
     San Francisco City and County RDA, Lease Revenue,
      George R. Moscone Center, Capital Appreciation,
       7/1/05 ..................................................................    12,820,000               12,284,509
       7/1/06 ..................................................................    11,320,000               10,527,374
       7/1/07 ..................................................................     4,570,000                4,069,768
       7/1/08 ..................................................................     7,785,000                6,608,064
       Pre-Refunded, 7/01/16 ...................................................    16,300,000                5,780,469
       Pre-Refunded, 7/01/17 ...................................................    16,300,000                5,318,853
       Pre-Refunded, 7/01/18 ...................................................    16,300,000                4,894,075
     San Joaquin Hills Transportation Corridor Agency Toll
      Road Revenue, senior lien,
       ETM, 1/01/25 ............................................................     5,700,000                1,890,633
       ETM, 1/01/28 ............................................................    33,545,000                9,372,808
       ETM, 1/01/29 ............................................................    37,050,000                9,831,959
       Refunding, Series A, 1/15/16 ............................................    19,500,000               15,034,695
       Refunding, Series A, 1/15/17 ............................................    17,000,000               13,091,870
       Refunding, Series A, 1/15/18 ............................................    60,000,000               45,985,800
       Refunding, Series A, 1/15/19 ............................................    57,000,000               43,665,990
       Refunding, Series A, 1/15/20 ............................................    80,000,000               61,001,600
       Refunding, Series A, 1/15/23 ............................................    80,000,000               60,289,600
       Refunding, Series A, 1/15/24 ............................................    80,000,000               59,922,400
     San Joaquin Hills Transportation Corridor Agency TollRoad
      Revenue, senior lien, Refunding, Series A,1/15/22 ........................    90,000,000               68,234,400
     San Jose USD, COP, Refunding, FSA Insured, 1/01/27 ........................     7,105,000                2,014,196
     San Jose USD COP, Refunding, FSA Insured, 1/01/29 .........................     7,105,000                1,802,254
     San Mateo UHSD, GO, Capital Appreciation Election of 2000,
      Series B, FGIC Insured, 9/01/22 ..........................................     5,000,000                1,845,900
     Santa Maria Water and Wastewater Revenue, COP, Series A,
      AMBAC Insured, 8/01/27 ...................................................    21,000,000               20,307,210
     Southern California Public Power Authority Power Project
      Revenue, Refunding, Series A, AMBAC Insured,
       7/1/11 ..................................................................    12,000,000                8,798,280
       7/1/12 ..................................................................    16,890,000               11,743,617
       7/1/13 ..................................................................    16,000,000               10,378,720

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2003 (CONT.)


                                                                                   PRINCIPAL
                                                                                     AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     ZERO COUPON BONDS/STEP-UP BONDS (CONT.)
     Stockton East Water District COP,
       1990 Project Series B, 7.45%, 4/01/05 ...................................  $ 28,575,000          $    82,407,157
       Refunding, Series B, 4/01/16 ............................................   103,885,000               53,314,821
     Suisun City PFA, Tax Allocation Revenue, Capital Appreciation,
      Redevelopment Project, Series A, 10/01/28 ................................    17,855,000                4,324,481
     Thousand Oaks SFHMR, Capital Appreciation, Series A, GNMA Secured,
      8.00%, 9/01/23 ...........................................................        16,000                   42,486
                                                                                                        ---------------
     TOTAL ZERO COUPON/STEP-UP BONDS ...........................................                          1,648,321,987
                                                                                                        ---------------
     TOTAL LONG TERM INVESTMENTS (COST $13,522,085,530) ........................                         14,221,914,739
                                                                                                        ---------------
     SHORT TERM INVESTMENTS .2%
   b California State Department Water Resource Power Supply Revenue,
      Daily VRDN and Put, 1.15%, 5/01/22 .......................................     7,000,000                7,000,000
   b Los Angeles Department of Water and Power Waterworks Revenue,
      Sub Series B-2, Weekly VRDN and Put,
      .95%, 7/01/35 ............................................................    21,600,000               21,600,000
   b Metropolitan Water District Southern California Waterworks Revenue,
      Refunding, Series B-1, Daily VRDN and Put,
      .95%, 7/01/35 ............................................................     3,900,000                3,900,000
   b Orange County Sanitation Districts COP, Refunding, Series A,
      Daily VRDN and Put, 1.00%, 8/01/29 .......................................     2,800,000                2,800,000
                                                                                                        ---------------
     TOTAL SHORT TERM INVESTMENTS (COST $35,300,000) ...........................                             35,300,000
                                                                                                        ---------------
     TOTAL INVESTMENTS (COST $13,557,385,530) 99.5% ............................                         14,257,214,739
     OTHER ASSETS, LESS LIABILITIES .5% ........................................                             69,886,660
                                                                                                        ---------------
     NET ASSETS 100.0% .........................................................                        $14,327,101,399
                                                                                                        ===============





See glossary of terms on next page.

aSee Note 6 regarding defaulted securities.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2003 (CONT.)



GLOSSARY OF TERMS
--------------------------------------------------------------------------------

1915 ACT -   Improvement Bond Act of 1915
ABAG     -   The Association of Bay Area Governments
AD       -   Assessment District AMBAC - American Municipal Bond Assurance Corp.
BART     -   Bay Area Rapid Transit
CDA      -   Community Development Authority/Agency
CFD      -   Community Facilities District
CHFCLP   -   California Health Facilities Construction Loan Program
COP      -   Certificate of Participation
CRDA     -   Community Redevelopment Authority/Agency
CSAC     -   County Supervisors Association of California
ETM      -   Escrow to Maturity
FGIC     -   Financial Guaranty Insurance Co.
FHA      -   Federal Housing Authority/Agency
FNMA     -   Federal National Mortgage Association
FSA      -   Financial Security Assistance
GNMA     -   Government National Mortgage Association
GO       -   General Obligation
HFA      -   Housing Finance Authority/Agency
HFAR     -   Housing Finance Authority/Agency Revenue
HFR      -   Home Financial Revenue
HMR      -   Home Mortgage Revenue
IDR      -   Industrial Development Revenue
MBIA     -   Municipal Bond Investors Assurance Corp.
MBS      -   Mortgage-Backed Securities
MFHR     -   Multi-Family Housing Revenue
MFMR     -   Multi-Family Mortgage Revenue
MFR      -   Multi-Family Revenue
MTA      -   Metropolitan Transit Authority
MUD      -   Municipal Utility District
PCFA     -   Pollution Control Financing Authority
PCR      -   Pollution Control Revenue
PFA      -   Public Financing Authority
PFAR     -   Public Financing Authority Revenue
PUD      -   Public Utility District
RDA      -   Redevelopment Authority/Agency
RDAR     -   Redevelopment Agency Revenue
RMR      -   Residential Mortgage Revenue
SFHMR    -   Single Family Home Mortgage Revenue
SFM      -   Single Family Mortgage
SFMR     -   Single Family Mortgage Revenue
UHSD     -   Unified High School District
USD      -   Unified School District
VRDN     -   Variable Rate Demand Notes

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2003


Assets:
 Investments in securities:
  Cost ......................................................   $13,557,385,530
                                                                ----------------
  Value .....................................................    14,257,214,739
 Receivables:
  Investment securities sold ................................        14,694,751
  Capital shares sold .......................................        21,011,865
  Interest ..................................................       177,358,090
                                                                ----------------
      Total assets ..........................................    14,470,279,445
                                                                ----------------
Liabilities:
 Payables:
  Investment securities purchased ...........................       116,818,658
  Capital shares redeemed ...................................        12,806,042
  Affiliates ................................................         8,450,246
  Shareholders ..............................................         4,820,518
  Other liabilities .........................................           282,582
                                                                ----------------
      Total liabilities .....................................       143,178,046
                                                                ----------------
       Net assets, at value .................................   $14,327,101,399
                                                                ----------------
 Net assets consist of:
  Undistributed net investment income .......................   $    23,421,799
  Net unrealized appreciation (depreciation) ................       699,829,209
  Accumulated net realized gain (loss) ......................       (25,622,959)
  Capital shares ............................................    13,629,473,350
                                                                ----------------
       Net assets, at value .................................   $14,327,101,399
                                                                ================

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Statements (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (CONT.)
MARCH 31, 2003


CLASS A:
 Net assets, at value .......................................   $13,376,338,893
                                                                ================
 Shares outstanding .........................................     1,847,197,883
                                                                ================
 Net asset value per share* .................................             $7.24
                                                                ================
 Maximum offering price per share (net asset value per
 share / 95.75%, respectively) ..............................             $7.56
                                                                ================

CLASS B:
 Net assets, at value .......................................   $   402,085,391
                                                                ================
 Shares outstanding .........................................        55,581,048
                                                                ================
 Net asset value and maximum offering price per share* ......             $7.23
                                                                ================

CLASS C:
 Net assets, at value .......................................   $   538,459,787
                                                                ================
 Shares outstanding .........................................        74,453,310
                                                                ================
 Net asset value per share* .................................             $7.23
                                                                ================
 Maximum offering price per share (net asset value per
 share / 99.00%, respectively) ..............................             $7.30
                                                                ================

ADVISOR CLASS:
 Net assets, at value .......................................   $    10,217,328
                                                                ================
 Shares outstanding .........................................         1,412,514
                                                                ================
 Net asset value and maximum offering price per share .......             $7.23
                                                                ================

*Redemption price is equal to net asset value less any applicable contingent deferred sales charge.




                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2003

Investment income:
 Interest ...................................................   $  778,239,433
                                                                ---------------
Expenses:
 Management fees (Note 3) ...................................       63,771,436
 Distribution fees (Note 3)
  Class A ...................................................       10,965,739
  Class B ...................................................        2,373,795
  Class C ...................................................        3,282,316
 Transfer agent fees (Note 3) ...............................        3,877,744
 Custodian fees .............................................          141,452
 Reports to shareholders ....................................          405,453
 Registration and filing fees ...............................           93,064
 Professional fees ..........................................          178,872
 Directors' fees and expenses ...............................          134,059
 Other ......................................................          694,622
                                                                ---------------
      Total expenses ........................................       85,918,552
                                                                ---------------
       Net investment income ................................      692,320,881
                                                                ---------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ..................       (6,502,457)
 Net unrealized appreciation (depreciation) on investments ..      405,596,258
                                                                ---------------
Net realized and unrealized gain (loss) .....................      399,093,801
                                                                ---------------
Net increase (decrease) in net assets resulting
 from operations ............................................   $1,091,414,682
                                                                ===============

                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Statements (CONTINUED)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2003 AND 2002

                                                                                 2003                     2002
                                                                           -----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ................................................   $   692,320,881          $   704,499,483
  Net realized gain (loss) from investments ............................        (6,502,457)              62,087,625
  Net unrealized appreciation (depreciation)
 on investments ........................................................       405,596,258             (379,336,633)
                                                                           -----------------------------------------
      Net increase (decrease) in net assets resulting
       from operations .................................................     1,091,414,682              387,250,475
 Distributions to shareholders from:
  Net investment income:
   Class A .............................................................      (661,377,957)            (673,191,575)
   Class B .............................................................       (15,911,485)             (11,406,767)
   Class C .............................................................       (22,257,958)             (19,234,450)
   Advisor Class .......................................................          (418,817)                 (25,328)
  Net realized gains:
   Class A .............................................................       (54,587,523)             (16,372,051)
   Class B .............................................................        (1,463,744)                (343,391)
   Class C .............................................................        (2,055,421)                (548,755)
   Advisor Class .......................................................           (29,533)                    (866)
                                                                           -----------------------------------------
 Total distributions to shareholders ...................................      (758,102,438)            (721,123,183)
 Capital share transactions: (Note 2)
   Class A .............................................................        45,990,498               52,809,934
   Class B .............................................................        85,056,403              122,806,232
   Class C .............................................................        63,053,201               81,588,572
   Advisor Class .......................................................         8,054,186                2,185,500
                                                                           -----------------------------------------
 Total capital share transactions ......................................       202,154,288              259,390,238
      Net increase (decrease) in net assets ............................       535,466,532              (74,482,470)
Net assets
 Beginning of year .....................................................    13,791,634,867           13,866,117,337
                                                                           -----------------------------------------
 End of year ...........................................................   $14,327,101,399          $13,791,634,867
                                                                           =========================================
Undistributed net investment income included in net assets:
 End of year ...........................................................   $    23,421,799          $    32,416,026
                                                                           =========================================

                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin California Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide tax-free income. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on a yield to maturity basis. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Notes to Financial Statements (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At March 31, 2003, there were five billion shares authorized ($.01 par value). Transactions in the Funds' shares were as follows:

                                                      YEAR ENDED                            YEAR ENDED
                                                    MARCH 31, 2003                        MARCH 31, 2002
                                           -------------------------------------------------------------------------
                                               SHARES            AMOUNT              SHARES             AMOUNT
                                           -------------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ............................   167,312,490      $ 1,205,385,749       174,943,242      $ 1,262,246,966
 Shares issued in reinvestment
 of distributions .......................    47,730,322          342,821,510        40,982,687          295,540,527
 Shares redeemed ........................  (208,368,553)      (1,502,216,761)     (208,819,360)      (1,504,977,559)
                                           -------------------------------------------------------------------------
 Net increase (decrease) ................     6,674,259      $    45,990,498         7,106,569      $    52,809,934
                                           =========================================================================

CLASS B SHARES:
 Shares sold ............................    14,731,939      $   106,052,670        19,095,111      $   137,674,683
 Shares issued in reinvestment
 of distributions .......................     1,562,114           11,211,294         1,015,426            7,323,863
 Shares redeemed ........................    (4,472,770)         (32,207,561)       (3,076,561)         (22,192,314)
                                           -------------------------------------------------------------------------
 Net increase (decrease) ................    11,821,283      $    85,056,403        17,033,976      $   122,806,232
                                           =========================================================================

CLASS C SHARES:
 Shares sold ............................    17,491,215      $   126,020,261        17,896,658      $   129,190,346
 Shares issued in reinvestment
 of distributions .......................     2,218,614           15,920,546         1,703,765           12,279,668
 Shares redeemed ........................   (10,960,455)         (78,887,606)       (8,309,791)         (59,881,442)
                                           -------------------------------------------------------------------------
 Net increase (decrease) ................     8,749,374      $    63,053,201        11,290,632      $    81,588,572
                                           =========================================================================

ADVISOR CLASS SHARES: a
 Shares sold ............................     2,561,501      $    18,470,939           342,512      $     2,473,617
 Shares issued in reinvestment
 of distributions .......................        47,443              341,548             3,067               22,087
 Shares redeemed ........................    (1,498,419)         (10,758,301)          (43,590)            (310,204)
                                           -------------------------------------------------------------------------
 Net increase (decrease) ................     1,110,525      $     8,054,186           301,989      $     2,185,500
                                           =========================================================================

aFor the period October 1, 2001 (effective date) to March 31, 2002.


3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), Franklin/Templeton Investor Services, Inc. (Investor Services), and Franklin Templeton Services, Inc. (FT Services), the Fund's investment manager, principal underwriter, transfer agent, and administrative manager, respectively.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Notes to Financial Statements (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE            MONTH-END NET ASSETS
--------------------------------------------------------------------------------
          .625%             First $100 million
          .500%             Over $100 million, up to and including $250 million
          .450%             Over $250 million, up to and including $10 billion
          .440%             Over $10 billion, up to and including $12.5 billion
          .420%             Over $12.5 billion, up to and including $15 billion
          .400%             Over $15 billion, up to and including $17.5 billion

Fees are further reduced on net assets over $17.5 billion.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .10%, .65%, and .65% per year of the average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the year of $4,199,247 and $830,596, respectively.

The Fund paid transfer agent fees of $3,877,744, of which $3,069,326 was paid to Investor Services.


4. INCOME TAXES

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities and bond discounts.

Net realized losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales, bond workout expenditures, bond discounts, and losses realized subsequent to October 31 on sale of securities.

At March 31, 2003, the Fund had deferred capital losses occurring subsequent to October 31, 2002 of $25,301,110. For tax purposes, such losses will be reflected in the year ending March 31, 2004.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Notes to Financial Statements (CONTINUED)


4. INCOME TAXES (CONT.)

At March 31, 2003, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax-exempt income for income tax purposes were as follows:

        Investments at cost ..................   $13,547,521,872
                                                 ================
        Unrealized appreciation ..............       881,926,922
        Unrealized depreciation ..............      (172,234,055)
                                                 ================
        Net unrealized appreciation
         (depreciation) ......................   $   709,692,867
                                                 ================
        Distributable earnings - tax-exempt
         income ..............................   $    13,306,478
                                                 ================

The tax character of distributions paid during the year ended March 31, 2002 and 2003, was as follows:

                                              2003                 2002
                                          --------------------------------
        Distributions paid from:
         Tax-exempt income ............   $699,966,217        $703,858,120
         Long-term capital gains ......   $ 58,136,221        $ 17,265,063
                                          --------------------------------
         Total ........................   $758,102,438        $721,123,183
                                          ================================


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended March 31, 2003 aggregated $1,679,938,244 and $1,666,031,719, respectively.


6. DEFAULTED SECURITIES

At March 31, 2003, the Fund held two defaulted securities with a value of $31,138,155 representing .22% of the Fund's net assets. For information as to the specific security, see the accompanying Statement of Investments.

For financial reporting purposes, the Fund discontinues accruing income on defaulted bonds and those bonds for which the income is deemed uncollectible and provides an estimate for losses on interest receivable.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Independent Auditors' Report


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
OF FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin California Tax-Free Income Fund (hereafter referred to as the "Fund") at March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
May 2, 2003

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Tax Designation (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $58,136,221 as a capital gain dividend for the fiscal year ended March 31, 2003.

Under section 852(b)(5)(A) of the Internal Revenue Code, the Fund hereby designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended March 31, 2003.

BOARD MEMBERS AND OFFICERS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until the person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS                                                 NUMBER OF
                                                                      PORTFOLIOS IN FUND
                                                        LENGTH OF      COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION                TIME SERVED    BY BOARD MEMBER*     OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (70)           Director                Since 1977            135           Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                        company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------

S. JOSEPH FORTUNATO (70)        Director                Since 1981            136           None
One Franklin Parkway
San Mateo, CA 94403-1906


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------

EDITH E. HOLIDAY (51)           Director                Since 1998             82           Director, Amerada Hess Corporation
One Franklin Parkway                                                                        (exploration and refining of oil and
San Mateo, CA 94403-1906                                                                    gas); Hercules Incorporated (chemicals,
                                                                                            fibers and resins); Beverly Enterprises,
                                                                                            Inc. (health care); H.J. Heinz Company
                                                                                            (processed foods and allied products);
                                                                                            RTI International Metals, Inc.
                                                                                            (manufacture and distribution of
                                                                                            titanium); Digex Incorporated (web
                                                                                            hosting provider); and Canadian National
                                                                                            Railway (railroad).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet
(1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------

GORDON S. MACKLIN (74)          Director                Since 1992            135           Director, White Mountains Insurance
One Franklin Parkway                                                                        Group, Ltd. (holding company); Martek
San Mateo, CA 94403-1906                                                                    Biosciences Corporation; MedImmune, Inc.
                                                                                            (biotechnology); Overstock.com (Internet
                                                                                            services); and Spacehab, Inc. (aerospace
                                                                                            services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President, National Association of
Securities Dealers, Inc. (until 1987).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS                                     NUMBER OF
                                                                      PORTFOLIOS IN FUND
                                                        LENGTH OF      COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION                TIME SERVED    BY BOARD MEMBER*     OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

**CHARLES B. JOHNSON (70)       Director                Director,             135           None
One Franklin Parkway            since 1977,             President,
San Mateo, CA 94403-1906        President               and Chief
                                since 1984 and          Executive
                                Chief Executive Officer Officer -
                                - Investment Management Investment
                                since 2002              Management

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

**RUPERT H. JOHNSON, JR. (62)   Director and            Director              117           None
One Franklin Parkway            Vice President          since 1983
San Mateo, CA 94403-1906                                and Vice
                                                        President
                                                        since 1982

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

SHEILA AMOROSO (43)             Vice President          Since 1999      Not Applicable      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

HARMON E. BURNS (58)            Vice President          Since 1987      Not Applicable      None
One Franklin Parkway
San Mateo, CA 94403-1906


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

RAFAEL R. COSTAS, JR. (38)      Vice President          Since 1999      Not Applicable      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

                                                                          NUMBER OF
                                                                      PORTFOLIOS IN FUND
                                                        LENGTH OF      COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION                TIME SERVED    BY BOARD MEMBER*     OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

MARTIN L. FLANAGAN (42)         Vice President          Since 1995      Not Applicable      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Chief Financial Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual
Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President
and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice
President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer,
Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

JIMMY D. GAMBILL (55)           Senior Vice President   Since 2002      Not Applicable      None
500 East Broward Blvd.          and Chief Executive
Suite 2100                      Officer - Finance and
Fort Lauderdale, FL 33394-3091  Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 50 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

DAVID P. GOSS (55)              Vice President          Since 2000      Not Applicable      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; Officer and director of one of the subsidiaries of Franklin Resources, Inc.;
officer of 50 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and
Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------

BARBARA J. GREEN (55)           Vice President          Since 2000      Not Applicable      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton Worldwide, Inc.; officer of one of the other subsidiaries of Franklin Resources, Inc. and of 50 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor
to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells
(until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------

MICHAEL O. MAGDOL (65)          Vice President -        Since 2002      Not Applicable      Director, FTI Banque, Arch Chemicals,
600 Fifth Avenue                AML Compliance                                              Inc. and Lingnan Foundation
Rockefeller Center
New York, NY 10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 47 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

                                                                          NUMBER OF
                                                                      PORTFOLIOS IN FUND
                                                        LENGTH OF      COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION                TIME SERVED    BY BOARD MEMBER*     OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

KIMBERLEY MONASTERIO (39)       Treasurer and Chief     Treasurer       Not Applicable      None
One Franklin Parkway            Financial Officer       since 2000
San Mateo, CA 94403-1906                                and Chief
                                                        Financial
                                                        Officer
                                                        since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 49 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------

MURRAY L. SIMPSON (65)          Vice President          Since 2000      Not Applicable      None
One Franklin Parkway            and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of
Franklin Resources, Inc.; officer of 50 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive
Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset
Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------

THOMAS WALSH (41)               Vice President          Since 1999      Not Applicable      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's adviser and distributor.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.


--------------------------------------------------------------------------------
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/DIAL BEN (1-800/342-5236) to request the SAI.
--------------------------------------------------------------------------------

LITERATURE REQUEST
For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN (R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.
FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International (Ex EM) Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin Capital Growth Fund 1
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund 2
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Technology Fund
Franklin U.S. Long-Short Fund 3

GROWTH & INCOME
Franklin Balance Sheet
 Investment Fund 4
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 4
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S.
 Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust 6
Franklin Short-Intermediate
 U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Total
 Return Fund
Franklin U.S. Government
 Securities Fund 5
Franklin Federal Money Fund 5,7
Franklin Money Fund 5,7

TAX-FREE INCOME 8
Double Tax-Free Income Fund
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5,7

STATE-SPECIFIC
TAX-FREE INCOME 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable
 Insurance Products Trust 11


1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
2. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.
3. Upon reaching approximately $350 million in assets, the fund will close to all investors.
4. The fund is only open to existing shareholders as well as select retirement plans.
5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
9. Portfolio of insured municipal securities.
10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

                                                                           12/02

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FRANKLIN(R) TEMPLETON(R)
INVESTMENTS
One Franklin Parkway
San Mateo, CA 94403-1906


WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
--------------------------------------------------------------------------------
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ANNUAL REPORT
FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN (R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin California Tax-Free Income Fund prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

112 A2003 05/03                 [RECYCLE LOGO OMITTED] Printed on recycled paper